UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08004

AMG FUNDS IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2017 – APRIL 30, 2018

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds

April 30, 2018
AMG Funds
Class N, I, R & Z Shares

Equity

Fixed Income

Alternative

International

Balanced

amgfunds.com	043018	SAR082

AMG Funds
Semi-Annual Report — April 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2
FUND PERFORMANCE	6
FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

FINANCIAL STATEMENTS
Statement of Assets and Liabilities	92
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	100
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	104
Detail of changes in assets for the past two fiscal periods

Statement of Cash Flow	111
Details of cash movements during the fiscal period

Financial Highlights	112
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	162
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds.Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG Managers Fairpointe ESG Equity Fund
Based on Actual Fund Return
Class N	1.12%	$1,000	$1,022	$5.61
Class I	0.90%	$1,000	$1,023	$4.52
Based on Hypothetical 5% Annual Return
Class N	1.12%	$1,000	$1,019	$5.61
Class I	0.90%	$1,000	$1,020	$4.51

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG River Road Focused Absolute Value Fund
Based on Actual Fund Return
Class N	1.00%	$1,000	$1,024	$5.02
Class I	0.75%	$1,000	$1,025	$3.76
Class Z	0.71%	$1,000	$1,025	$3.56
Based on Hypothetical 5% Annual Return
Class N	1.00%	$1,000	$1,020	$5.01
Class I	0.75%	$1,000	$1,021	$3.76
Class Z	0.71%	$1,000	$1,021	$3.56

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG Managers Montag & Caldwell Growth Fund
Based on Actual Fund Return
Class N	1.18%	$1,000	$1,051	$6.00
Class I	0.97%	$1,000	$1,052	$4.94
Class R	1.47%	$1,000	$1,049	$7.47
Based on Hypothetical 5% Annual Return
Class N	1.18%	$1,000	$1,019	$5.91
Class I	0.97%	$1,000	$1,020	$4.86
Class R	1.47%	$1,000	$1,018	$7.35
AMG River Road Dividend All Cap Value Fund
Based on Actual Fund Return
Class N	1.10%	$1,000	$1,004	$5.46
Class I	0.85%	$1,000	$1,005	$4.23
Class Z	0.78%	$1,000	$1,006	$3.88
Based on Hypothetical 5% Annual Return
Class N	1.10%	$1,000	$1,019	$5.51
Class I	0.85%	$1,000	$1,021	$4.26
Class Z	0.78%	$1,000	$1,021	$3.91
AMG River Road Dividend All Cap Value Fund II
Based on Actual Fund Return
Class N	1.17%	$1,000	$1,004	$5.81
Class I	0.89%	$1,000	$1,005	$4.42
Class Z	0.83%	$1,000	$1,006	$4.13
Based on Hypothetical 5% Annual Return
Class N	1.17%	$1,000	$1,019	$5.86
Class I	0.89%	$1,000	$1,020	$4.46
Class Z	0.83%	$1,000	$1,021	$4.16

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG Managers Fairpointe Mid Cap Fund
Based on Actual Fund Return
Class N	1.12%	$1,000	$1,022	$5.62
Class I	0.87%	$1,000	$1,024	$4.36
Class Z	0.79%	$1,000	$1,024	$3.96
Based on Hypothetical 5% Annual Return
Class N	1.12%	$1,000	$1,019	$5.61
Class I	0.87%	$1,000	$1,020	$4.36
Class Z	0.79%	$1,000	$1,021	$3.96
AMG Managers Montag & Caldwell Mid Cap Growth Fund
Based on Actual Fund Return
Class N	1.24%	$1,000	$1,090	$6.43
Class I	0.99%	$1,000	$1,092	$5.14
Based on Hypothetical 5% Annual Return
Class N	1.24%	$1,000	$1,019	$6.21
Class I	0.99%	$1,000	$1,020	$4.96
AMG Managers LMCG Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.32%	$1,000	$1,066	$6.76
Class I	1.07%	$1,000	$1,068	$5.49
Based on Hypothetical 5% Annual Return
Class N	1.32%	$1,000	$1,018	$6.61
Class I	1.07%	$1,000	$1,019	$5.36
AMG River Road Small-Mid Cap Value Fund
Based on Actual Fund Return
Class N	1.34%	$1,000	$1,037	$6.77
Class I	1.09%	$1,000	$1,037	$5.51
Class Z	1.04%	$1,000	$1,039	$5.26
Based on Hypothetical 5% Annual Return
Class N	1.34%	$1,000	$1,018	$6.71
Class I	1.09%	$1,000	$1,019	$5.46
Class Z	1.04%	$1,000	$1,020	$5.21

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG River Road Small Cap Value Fund
Based on Actual Fund Return
Class N	1.35%	$1,000	$1,042	$6.84
Class I	1.10%	$1,000	$1,043	$5.57
Class Z	1.00%	$1,000	$1,044	$5.07
Based on Hypothetical 5% Annual Return
Class N	1.35%	$1,000	$1,018	$6.76
Class I	1.10%	$1,000	$1,019	$5.51
Class Z	1.00%	$1,000	$1,020	$5.01
AMG Managers Silvercrest Small Cap Fund
Based on Actual Fund Return
Class N	1.40%	$1,000	$966	$6.82
Class I	1.15%	$1,000	$967	$5.61
Class Z	1.08%	$1,000	$968	$5.27
Based on Hypothetical 5% Annual Return
Class N	1.40%	$1,000	$1,018	$7.00
Class I	1.15%	$1,000	$1,019	$5.76
Class Z	1.08%	$1,000	$1,019	$5.41
AMG GW&K U.S. Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.25%	$1,000	$1,042	$6.33
Class I	1.00%	$1,000	$1,042	$5.06
Class Z	0.90%	$1,000	$1,042	$4.56
Based on Hypothetical 5% Annual Return
Class N	1.25%	$1,000	$1,019	$6.26
Class I	1.00%	$1,000	$1,020	$5.01
Class Z	0.90%	$1,000	$1,020	$4.51

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG Managers DoubleLine Core Plus Bond Fund
Based on Actual Fund Return
Class N	0.93%	$1,000	$987	$4.58
Class I	0.68%	$1,000	$988	$3.35
Class Z	0.60%	$1,000	$988	$2.96
Based on Hypothetical 5% Annual Return
Class N	0.93%	$1,000	$1,020	$4.66
Class I	0.68%	$1,000	$1,021	$3.41
Class Z	0.60%	$1,000	$1,022	$3.01
AMG Managers Lake Partners LASSO Alternatives Fund
Based on Actual Fund Return
Class N	1.40%	$1,000	$996	$6.93
Class I	1.15%	$1,000	$997	$5.69
Based on Hypothetical 5% Annual Return
Class N	1.40%	$1,000	$1,018	$7.00
Class I	1.15%	$1,000	$1,019	$5.76
AMG River Road Long-Short Fund**
Based on Actual Fund Return
Class N	1.45%	$1,000	$997	$7.18
Class I	1.20%	$1,000	$998	$5.95
Class Z	1.12%	$1,000	$998	$5.55
Based on Hypothetical 5% Annual Return
Class N	1.45%	$1,000	$1,018	$7.25
Class I	1.20%	$1,000	$1,019	$6.01
Class Z	1.12%	$1,000	$1,019	$5.61
AMG Managers Guardian Capital Global Dividend Fund
Based on Actual Fund Return
Class N	1.07%	$1,000	$992	$5.29
Class I	1.05%	$1,000	$992	$5.19
Based on Hypothetical 5% Annual Return
Class N	1.07%	$1,000	$1,019	$5.36
Class I	1.05%	$1,000	$1,020	$5.26

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG Managers Pictet International Fund
Based on Actual Fund Return
Class N	1.26%	$1,000	$1,010	$6.28
Class I	0.98%	$1,000	$1,012	$4.89
Class Z	0.90%	$1,000	$1,012	$4.49
Based on Hypothetical 5% Annual Return
Class N	1.26%	$1,000	$1,019	$6.31
Class I	0.98%	$1,000	$1,020	$4.91
Class Z	0.90%	$1,000	$1,020	$4.51
AMG Managers Value Partners Asia Dividend Fund
Based on Actual Fund Return
Class N	1.18%	$1,000	$1,042	$5.97
Class I	1.15%	$1,000	$1,043	$5.82
Based on Hypothetical 5% Annual Return
Class N	1.18%	$1,000	$1,019	$5.91
Class I	1.15%	$1,000	$1,019	$5.76

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG Managers Montag & Caldwell Balanced Fund
Based on Actual Fund Return
Class N	1.20%	$1,000	$1,014	$5.99
Class I	1.10%	$1,000	$1,014	$5.49
Based on Hypothetical 5% Annual Return
Class N	1.20%	$1,000	$1,019	$6.01
Class I	1.10%	$1,000	$1,019	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Excludes interest expense and dividends on short positions. If included, your annualized expense ratios would be 3.40%, 3.15% and 3.07% for Class N, Class I and Class Z, respectively, and your actual and hypothetical expenses paid during the period would be $16.83 and $16.93, $15.61 and $15.69 and $15.21 and $15.30 for Class N, Class I and Class Z, respectively.

Fund Performance (unaudited)
Periods ended April 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Fairpointe ESG Equity Fund2, [3,4,5,6,7,8]
Class N	2.18%	5.23%	—	—	5.93%	12/24/14
Class I	2.33%	5.39%	—	—	6.17%	12/24/14

Russell 1000® Index[26]	3.83%	13.17%	—	—	9.56%	12/24/14	†
AMG River Road Focused Absolute Value Fund2, [3,4,5,6,9,10,11]
Class N	2.39%	4.59%	—	—	11.25%	11/03/15
Class I	2.46%	4.83%	—	—	11.52%	11/03/15
Class Z	2.50%	—	—	—	0.31%	09/29/17

Russell 3000® Value Index[27]	1.86%	7.42%	—	—	9.92%	11/03/15	†
AMG Managers Montag & Caldwell Growth Fund2, [7]
Class N	5.09%	13.92%	9.36%	7.36%	9.08%	11/02/94
Class I	5.21%	14.14%	9.63%	7.62%	7.87%	06/28/96
Class R	4.89%	13.63%	9.09%	7.10%	7.73%	12/31/02

Russell 1000® Growth Index[28]	5.68%	18.96%	15.13%	10.81%	9.48%	11/02/94	†
AMG River Road Dividend All Cap Value Fund2, [3,4,5,10,12]
Class N	0.37%	3.83%	8.26%	7.49%	8.02%	06/28/05
Class I	0.48%	4.09%	8.52%	7.76%	6.49%	06/28/07
Class Z	0.59%	—	—	—	1.18%	09/29/17

Russell 3000® Value Index[27]	1.86%	7.42%	10.50%	7.39%	7.30%	06/28/05	†
AMG River Road Dividend All Cap Value Fund II2, [3,4,5,10,12]
Class N	0.37%	4.31%	8.28%	—	10.72%	06/27/12
Class I	0.48%	4.61%	8.57%	—	11.01%	06/27/12
Class Z	0.58%	—	—	—	1.23%	09/29/17

Russell 3000® Value Index[27]	1.86%	7.42%	10.50%	—	13.59%	06/27/12	†
AMG Managers Fairpointe Mid Cap Fund2, [3,4,13]
Class N	2.21%	0.11%	10.02%	9.18%	11.98%	09/19/94
Class I	2.35%	0.37%	10.30%	9.46%	9.72%	07/06/04
Class Z	2.38%	—	—	—	(0.53%)	09/29/17

S&P MidCap 400® Index[29]	2.83%	9.77%	11.77%	10.05%	12.04%	09/19/94	†
Russell Midcap® Index[30]	3.69%	11.17%	11.77%	9.48%	11.08%	09/19/94	†
AMG Managers Montag & Caldwell Mid Cap Growth Fund2, [3,7]
Class N	8.99%	16.65%	10.86%	7.43%	6.40%	11/02/07
Class I	9.21%	16.96%	—	—	9.65%	05/14/14

Russell Midcap® Growth
Index[31]	5.16%	16.87%	12.76%	9.74%	8.57%	11/02/07	†
AMG Managers LMCG Small Cap Growth Fund2, [3,4,7,9,10,14]
Class N	6.60%	12.72%	9.24%	—	10.41%	11/03/10
Class I	6.76%	13.01%	9.50%	—	8.18%	06/01/11

Russell 2000® Growth Index[32]	5.46%	16.60%	13.07%	—	13.39%	11/03/10	†

*	Not annualized.
†	Date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2018. All returns are in U.S. dollars ($).
[2]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[3]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[4]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[5]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[6]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[7]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[8]	Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Sub-adviser will reflect the beliefs or values of any particular investor.

Fund Performance
Periods ended April 30, 2018 (continued)

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG River Road Small-Mid Cap Value Fund2, [3,4,5,10]
Class N	3.72%	7.91%	10.12%	8.36%	6.84%	03/29/07
Class I	3.73%	8.12%	10.37%	8.63%	6.78%	06/28/07
Class Z	3.92%	—	—	—	2.57%	09/29/17

Russell 2500® Value Index[33]	2.03%	6.97%	10.05%	8.97%	6.76%	03/29/07	†
Russell 2000® Value Index[34]	0.94%	6.53%	10.36%	8.46%	6.14%	03/29/07	†
AMG River Road Small Cap Value Fund2, [3,4,5,10]
Class N	4.21%	7.87%	10.31%	7.81%	8.20%	06/28/05
Class I	4.27%	8.10%	10.58%	8.08%	6.36%	12/13/06
Class Z	4.38%	—	—	—	4.38%	09/29/17

Russell 2000® Value Index[34]	0.94%	6.53%	10.36%	8.46%	7.41%	06/28/05	†
AMG Managers Silvercrest Small Cap Fund3, [4,5,10]
Class N	(3.40%)	3.64%	10.72%	—	12.33%	12/27/11
Class I	(3.26%)	3.90%	10.99%	—	12.61%	12/27/11
Class Z	(3.25%)	—	—	—	(2.19%)	09/29/17

Russell 2000® Value Index[34]	0.94%	6.53%	10.36%	—	12.69%	12/27/11	†
Russell 2000® Index[35]	3.27%	11.54%	11.74%	—	13.63%	12/27/11	†
AMG GW&K U.S. Small Cap Growth Fund4, [7,15]
Class N	4.17%	15.80%	7.33%	8.41%	9.89%	11/30/00
Class I	4.18%	15.97%	7.59%	8.68%	8.18%	01/04/05
Class Z	4.18%	16.20%	—	—	17.16%	02/24/17

Russell 2000® Growth Index[32]	5.46%	16.60%	13.07%	10.41%	7.55%	11/30/00	†
AMG Managers DoubleLine Core Plus Bond Fund2, [11,13,16,17,18,19,20]
Class N	(1.34%)	0.64%	2.07%	—	4.10%	07/18/11
Class I	(1.22%)	0.80%	2.31%	—	4.35%	07/18/11
Class Z	(1.18%)	—	—	—	(1.02%)	09/29/17

Bloomberg Barclays U.S. Aggregate Bond Index[36]	(1.87%)	(0.32%)	1.47%	—	2.41%	07/18/11	†
AMG Managers Lake Partners LASSO Alternatives Fund2, 6, 13, 16, 21, 22, [23,24]
Class N	(0.43%)	2.46%	1.18%	—	2.86%	03/03/10
Class I	(0.29%)	2.75%	1.43%	—	4.51%	04/01/09

HFRX Equity Hedge Index[37]	2.55%	6.98%	2.89%	—	2.54%	04/01/09	†
AMG River Road Long-Short Fund2, [5,6,9,10,13,21]
Class N	(0.32%)	3.19%	3.65%	—	5.03%	05/04/11
Class I	(0.16%)	3.49%	3.93%	—	4.19%	03/04/13
Class Z	(0.16%)	—	—	—	(0.48%)	09/29/17

Russell 3000® Index[38]	3.79%	13.05%	12.75%	—	12.12%	05/04/11	†
50% Russell 3000®/50% ICE BofA Merrill Lynch U.S. T-Bill (0-3 mo)[39]	2.36%	7.11%	6.57%	—	6.31%	05/04/11	†

[9]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[10]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[11]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[12]	An issuer of a security may be unwilling or unable to pay income on a security. Common stocks do not assure dividend payments and are paid only when declared by an issuer’s board of directors.
[13]	The Fund may invest in derivatives, such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[14]	Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
[15]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[16]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[17]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[18]	Bank loans are subject to the credit risk of nonpay-ment of principal or interest.
[19]	High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The

Fund Performance
Periods ended April 30, 2018 (continued)

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Guardian Capital Global Dividend Fund2, [3,4,10,11,12,23,25]
Class N	(0.78%)	7.73%	—	—	5.06%	04/14/14
Class I	(0.77%)	7.69%	—	—	5.22%	04/14/14

MSCI World Index40, [43]	3.40%	13.22%	—	—	8.15%	04/14/14	†
AMG Managers Pictet International Fund2, [3,4,11,14,23,25]
Class N	1.01%	11.48%	—	—	5.15%	04/14/14
Class I	1.23%	11.84%	—	—	5.48%	04/14/14
Class Z	1.22%	—	—	—	2.90%	09/29/17

MSCI EAFE Index41, [43]	3.41%	14.51%	—	—	4.71%	04/14/14	†
AMG Managers Value Partners Asia Dividend Fund2, [3,4,5,10,11,13,16,19,21,23,25]
Class N	4.20%	21.19%	—	—	17.46%	12/16/15
Class I	4.28%	21.28%	—	—	17.62%	12/16/15

MSCI All Country Asia
Ex-Japan Index42, [43]	4.77%	24.01%	—	—	19.73%	12/16/15	†
AMG Managers Montag & Caldwell Balanced Fund2, [7,16,17,20]
Class N	1.38%	6.48%	5.74%	5.49%	7.30%	11/02/94
Class I	1.39%	6.52%	5.83%	5.61%	4.44%	12/31/98

60% S&P 500 Index/40% Bloomberg Barclays U.S. Government Credit Bond Index[44]	1.61%	7.85%	8.44%	7.46%	8.57%	11/02/94	†
S&P 500 Index[44]	3.82%	13.27%	12.96%	9.02%	9.76%	11/02/94	†
Bloomberg Barclays U.S. Government Credit Bond Index[44]	(2.02%)	(0.30%)	1.41%	3.62%	5.54%	11/02/94	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[20]	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.
[21]	The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.
[22]	Alternative investments are speculative, subject to high return volatility and involve aggressive investment techniques and a high degree of risk including, but not limited to, the risks associated with leverage, derivative instruments such as options and futures, commodities, and distressed securities may be illiquid on a long term basis and short sales. There can be no assurance that these types of strategies will achieve their objectives or avoid substantial losses.
[23]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[24]	The Fund is subject to the risks of any underlying fund in which the Fund invests. There are expenses associated with the underlying funds in addition to the Fund’s expenses.
[25]	A short-term redemption fee of 2% will be charged on shares held for less than 90 days.
[26]	The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.
[27]	The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3,000 companies with lower price-to-book ratios and lower forecasted growth values
[28]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.
[29]	The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

Fund Performance
Periods ended April 30, 2018 (continued)

[30]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index.
[31]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.
[32]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
[33]	The Russell 2500® Value Index measures the performance of the Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.
[34]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values.
[35]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance.
[36]	The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds.
[37]	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Source: Hedge Fund Research, Inc. (HFR). Indices are adjusted for the reinvestment of capital gains, income, and dividends.
[38]	The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market.
[39]	The secondary benchmark is composed of 50% Russell 3000® Index and 50% ICE BofAML 0-3 Month U.S. Treasury Bill Index. The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. The ICE BofAML 0-3 Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months.
[40]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Neth-erlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
[41]	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Please go to msci.com for most current list of countries represented by the index.
[42]	The MSCI All Country (AC) Asia ex-Japan Index captures large and mid cap representation across 2 of 3 Developed Markets countries (excluding Japan) and 9 Emerging Markets countries in Asia. The developed market country indices included are: Hong Kong and Singapore. The emerging market country indices included are: China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Taiwan and Thailand. Please go to msci.com for most current list of countries represented by the index.
[43]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
[44]	The benchmark is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Government Credit Bond Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Bloomberg Barclays U.S. Government Credit Bond Index is an index of investment grade government and corporate bonds with a maturity date of more than one year.

The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

The Russell Indices are a trademark of London Stock Exchange Group companies.

Unlike the Fund, the indices are unmanaged, are not available for investment and do not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Fairpointe ESG Equity Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	22.9
Consumer Discretionary	22.0
Industrials	15.6
Consumer Staples	14.5
Health Care	13.6
Financials	6.1
Energy	2.8
Short-Term Investments	3.0
Other Assets Less Liabilities	(0.5)

TOP TEN HOLDINGS

Security Name	% of Net Assets
General Electric Co.	4.4
Meredith Corp.	4.3
Scholastic Corp.	4.0
Wabtec Corp.	3.9
WPP PLC, Sponsored ADR (United Kingdom)	3.9
Mattel, Inc.	3.5
Hormel Foods Corp.	3.5
QUALCOMM, Inc.	3.4
International Business Machines Corp.	3.2
Bunge, Ltd.	3.1

Top Ten as a Group	37.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 22.0%
Lions Gate Entertainment Corp., Class B	11,700	$269,334
Mattel, Inc.	24,500	362,600
Meredith Corp.	8,600	445,480
Scholastic Corp.	9,900	409,860
TEGNA, Inc.	24,400	257,908
Tractor Supply Co.	1,800	122,400
WPP PLC, Sponsored ADR (United Kingdom)	4,750	406,695
Total Consumer Discretionary		2,274,277
Consumer Staples - 14.5%
Bunge, Ltd.	4,400	317,812
Dean Foods Co.	35,900	309,099
Hormel Foods Corp.	9,900	358,875
Molson Coors Brewing Co., Class B	3,650	260,026
Unilever PLC, Sponsored ADR (United Kingdom)	4,600	257,462
Total Consumer Staples		1,503,274
Energy - 2.8%
McDermott International, Inc.*	44,200	291,720
Financials - 6.1%
The Bank of New York Mellon Corp.	2,200	119,922
Legg Mason, Inc.	5,200	206,440
Northern Trust Corp.	2,800	298,900
Total Financials		625,262
Health Care - 13.6%
Bristol-Myers Squibb Co.	6,080	316,950
Hologic, Inc.*	4,100	159,039
Patterson Cos., Inc.	10,600	246,768
Quest Diagnostics, Inc.	2,300	232,760
Varex Imaging Corp.*	6,200	223,138
Varian Medical Systems, Inc.*	2,000	231,180
Total Health Care		1,409,835

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Industrials - 15.6%
AGCO Corp.	3,100	$194,308
Chicago Bridge & Iron Co. NV (Netherlands)	15,500	234,050
General Electric Co.	32,700	460,089
Kennametal, Inc.	2,100	76,545
Quanta Services, Inc.	7,200	234,000
Wabtec Corp.	4,600	408,526
Total Industrials		1,607,518
Information Technology - 22.9%
Akamai Technologies, Inc.*	3,800	272,270
Cisco Systems, Inc.	3,500	155,015
Cree, Inc.*	7,200	268,704
Hewlett Packard Enterprise Co.	9,200	156,860
HP, Inc.	7,100	152,579
International Business Machines Corp.	2,250	326,160
Juniper Networks, Inc.	11,700	287,703
QUALCOMM, Inc.	6,890	351,459
Teradata Corp.*	6,200	253,704
VMware, Inc., Class A*	1,100	146,586
Total Information Technology		2,371,040
Total Common Stocks (Cost $9,333,729)		10,082,926
Short-Term Investments - 3.0%
Other Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[1]	306,021	306,021
Total Short-Term Investments (Cost $306,021)		306,021
Total Investments - 100.5% (Cost $9,639,750)		10,388,947
Other Assets, less Liabilities - (0.5)%		(52,512)
Net Assets - 100.0%		$10,336,435

ADR    American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$10,082,926	—	—	$10,082,926
Short-Term Investments
Other Investment Companies	306,021	—	—	306,021

Total Investments in Securities	$10,388,947	—	—	$10,388,947

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Consumer Discretionary	32.2
Financials	29.8
Consumer Staples	11.7
Information Technology	9.9
Health Care	5.1
Industrials	5.1
Real Estate	4.9
Short-Term Investments	1.5
Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Berkshire Hathaway, Inc., Class B	7.1
Hostess Brands, Inc.	5.3
Premier, Inc., Class A	5.1
Expedia, Inc.	5.1
GCI Liberty Inc., Class A	4.6
Comcast Corp., Class A	4.4
Mitel Networks Corp. (Canada)	4.2
White Mountains Insurance Group, Ltd.	4.2
The Kraft Heinz Co.	4.0
Brookfield Asset Management, Inc., Class A (Canada)	3.8

Top Ten as a Group	47.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 32.2%
Advance Auto Parts, Inc.	6,553	$749,991
Asbury Automotive Group, Inc.*	9,880	662,454
Comcast Corp., Class A	38,008	1,193,071
Discovery, Inc., Class C*	44,376	986,035
Expedia, Inc.	11,829	1,361,991
GCI Liberty Inc., Class A*	27,893	1,244,028
The Interpublic Group of Cos., Inc.	34,849	822,088
Liberty Latin America, Ltd., Class C (Bermuda)*	47,619	859,999
Liberty Media Corp.-Liberty SiriusXM, Class C*	19,122	796,622
Total Consumer Discretionary		8,676,279
Consumer Staples - 11.7%
Coty, Inc., Class A	37,823	656,229
Hostess Brands, Inc.*	101,288	1,423,096
The Kraft Heinz Co.	19,061	1,074,659
Total Consumer Staples		3,153,984
Financials - 29.8%
Axis Capital Holdings, Ltd. (Bermuda)	15,761	925,171
Berkshire Hathaway, Inc., Class B*	9,897	1,917,346
Brookfield Asset Management, Inc., Class A (Canada)	25,675	1,017,757
Oaktree Capital Group LLC, (MLP)	22,701	896,689
Oaktree Specialty Lending Corp.	128,307	559,419
U.S. Bancorp	15,425	778,191
Wells Fargo & Co.	15,442	802,366
White Mountains Insurance Group, Ltd.	1,306	1,130,069
Total Financials		8,027,008

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Health Care - 5.1%
Premier, Inc., Class A*	42,024	$1,386,372
Industrials - 5.1%
General Electric Co.	53,114	747,314
Nielsen Holdings PLC	19,542	614,596
Total Industrials		1,361,910
Information Technology - 9.9%
Cars.com, Inc.*	23,255	662,302
Mitel Networks Corp. (Canada)*	102,065	1,139,045
Sabre Corp.	42,343	873,960
Total Information Technology		2,675,307
Real Estate - 4.9%
Iron Mountain, Inc., REIT	19,592	664,953
Ventas, Inc., REIT	12,972	667,020
Total Real Estate		1,331,973
Total Common Stocks (Cost $25,923,740)		26,612,833
Short-Term Investments - 1.5%
Other Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[1]	418,359	418,359
Total Short-Term Investments (Cost $418,359)		418,359
Total Investments - 100.2% (Cost $26,342,099)		27,031,192
Other Assets, less Liabilities - (0.2)%		(58,488)
Net Assets - 100.0%		$26,972,704

MLP    Master Limited Partnership

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$26,612,833	—	—	$26,612,833
Short-Term Investments
Other Investment Companies	418,359	—	—	418,359

Total Investments in Securities	$27,031,192	—	—	$27,031,192

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Managers Montag & Caldwell Growth Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Information Technology	33.4
Health Care	20.1
Consumer Discretionary	12.8
Financials	9.9
Consumer Staples	9.3
Materials	3.9
Industrials	3.0
Short-Term Investments	7.8
Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

% of
Security Name	Net Assets
UnitedHealth Group, Inc.	5.0
Visa, Inc., Class A	4.8
Becton Dickinson & Co.	4.6
Microsoft Corp.	4.4
Alphabet, Inc., Class A	3.8
Thermo Fisher Scientific, Inc.	3.8
Ulta Beauty, Inc.	3.7
S&P Global, Inc.	3.7
Dollar Tree, Inc.	3.7
Edwards Lifesciences Corp.	3.5

Top Ten as a Group	41.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 92.4%
Consumer Discretionary - 12.8%
Booking Holdings, Inc.*	8,385	$18,262,530
Dollar Tree, Inc.*	285,580	27,384,266
Starbucks Corp.	370,605	21,335,730
Ulta Beauty, Inc.*	109,824	27,555,940
Total Consumer Discretionary		94,538,466
Consumer Staples - 9.3%
The Estee Lauder Cos., Inc., Class A	89,800	13,298,482
Mondelez International, Inc., Class A	516,500	20,401,750
Monster Beverage Corp.*	391,000	21,505,000
PepsiCo, Inc.	139,600	14,091,224
Total Consumer Staples		69,296,456
Financials - 9.9%
The Charles Schwab Corp.	397,700	22,143,936
Intercontinental Exchange, Inc.	332,785	24,113,601
S&P Global, Inc.	145,731	27,484,867
Total Financials		73,742,404
Health Care - 20.1%
Abbott Laboratories	415,800	24,170,454
Becton Dickinson & Co.	144,976	33,615,585
Edwards Lifesciences Corp.*	203,809	25,957,114
Thermo Fisher Scientific, Inc.	133,757	28,135,785
UnitedHealth Group, Inc.	156,227	36,932,063
Total Health Care		148,811,001
Industrials - 3.0%
Honeywell International, Inc.	153,043	22,142,261
Information Technology - 33.4%
Activision Blizzard, Inc.	80,300	5,327,905

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Alphabet, Inc., Class A*	27,817	$28,333,840
Apple, Inc.	105,804	17,485,169
eBay, Inc.*	565,200	21,409,776
Facebook, Inc., Class A*	70,334	12,097,448
Fidelity National Information Services, Inc.	234,391	22,260,113
FleetCor Technologies, Inc.*	97,730	20,257,474
Mastercard, Inc., Class A	98,321	17,527,685
Microsoft Corp.	348,800	32,619,776
Oracle Corp.	390,000	17,811,300
QUALCOMM, Inc.	334,200	17,047,542
Visa, Inc., Class A	281,300	35,691,344
Total Information Technology		247,869,372
Materials - 3.9%
Air Products & Chemicals, Inc.	60,367	9,796,961
The Sherwin-Williams Co.	51,879	19,073,833
Total Materials		28,870,794
Total Common Stocks (Cost $512,239,870)		685,270,754
Short-Term Investments - 7.8%
Other Investment Companies - 7.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[1]	57,856,316	57,856,316
Total Short-Term Investments (Cost $57,856,316)		57,856,316
Total Investments - 100.2% (Cost $570,096,186)		743,127,070
Other Assets, less Liabilities - (0.2)%		(1,691,781)
Net Assets - 100.0%		$741,435,289

The accompanying notes are an integral part of these financial statements.

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$685,270,754	—	—	$685,270,754
Short-Term Investments
Other Investment Companies	57,856,316	—	—	57,856,316

Total Investments in Securities	$743,127,070	—	—	$743,127,070

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Consumer Discretionary	17.2
Financials	14.3
Industrials	14.3
Energy	12.9
Consumer Staples	10.3
Real Estate	9.7
Information Technology	8.6
Materials	4.6
Utilities	4.2
Telecommunication Services	1.8
Health Care	1.7
Short-Term Investments[1]	2.5
Other Assets Less Liabilities[2]	(2.1)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Marathon Petroleum Corp.	3.2
BB&T Corp.	3.1
Fastenal Co.	2.9
U.S. Bancorp	2.7
Praxair, Inc.	2.6
Iron Mountain, Inc.	2.4
Corning, Inc.	2.3
Target Corp.	2.3
Union Pacific Corp.	2.2
Walmart, Inc.	2.2

Top Ten as a Group	25.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 99.6%
Consumer Discretionary - 17.2%
Cedar Fair LP, (MLP)	252,023	$17,072,038
Cinemark Holdings, Inc.	451,371	17,680,202
Comcast Corp., Class A	398,479	12,508,256
Extended Stay America, Inc. (Units)	960,216	18,801,029
Hanesbrands, Inc.[1]	453,959	8,384,623
The Interpublic Group of Cos., Inc.	571,861	13,490,201
Meredith Corp.	167,305	8,666,399
Omnicom Group, Inc.	225,694	16,624,620
Polaris Industries, Inc.	67,706	7,096,943
Starbucks Corp.	221,281	12,739,147
Target Corp.	279,351	20,280,883
Total Consumer Discretionary		153,344,341
Consumer Staples - 10.3%
Coty, Inc., Class A	624,795	10,840,193
Kimberly-Clark Corp.	172,892	17,901,238
PepsiCo, Inc.	90,409	9,125,884
The Kraft Heinz Co.	217,360	12,254,757
Unilever PLC, Sponsored ADR (United Kingdom)[1]	279,668	15,653,018
Walgreens Boots Alliance, Inc.	103,773	6,895,716
Walmart, Inc.	218,943	19,367,698
Total Consumer Staples		92,038,504
Energy - 12.9%
Chevron Corp.	90,701	11,347,602
Dominion Energy Midstream Partners LP, (MLP)	152,726	2,214,527
Exxon Mobil Corp.	196,106	15,247,242
Magellan Midstream Partners LP, (MLP)	222,353	14,637,498
Marathon Petroleum Corp.	378,830	28,378,155
Occidental Petroleum Corp.	174,352	13,470,436
Spectra Energy Partners LP, (MLP) [1]	338,553	12,069,414
TransMontaigne Partners LP, (MLP) [1]	259,671	10,036,284
Valero Energy Corp.	64,692	7,176,284
Total Energy		114,577,442
Financials - 14.3%
Axis Capital Holdings, Ltd. (Bermuda)	175,193	10,283,829
BB&T Corp.	526,647	27,806,962
CNA Financial Corp.	155,210	7,831,897
MetLife, Inc.	138,802	6,616,691
The PNC Financial Services Group, Inc.	75,479	10,990,497
Thomson Reuters Corp. (Canada)	287,304	11,555,367
U.S. Bancorp	474,555	23,941,300
Wells Fargo & Co.	251,636	13,075,006

	Shares	Value
WesBanco, Inc.	351,137	$15,379,801
Total Financials		127,481,350
Health Care - 1.7%
Amgen, Inc.	87,693	15,300,675
Industrials - 14.3%
Aircastle, Ltd.	612,304	12,001,158
Emerson Electric Co.	201,996	13,414,554
Fastenal Co.	512,177	25,603,728
Johnson Controls International PLC	327,672	11,098,251
KAR Auction Services, Inc.	298,320	15,509,657
Nielsen Holdings PLC	411,252	12,933,875
Union Pacific Corp.	149,971	20,040,625
United Parcel Service, Inc., Class B	144,624	16,414,824
Total Industrials		127,016,672
Information Technology - 8.6%
Cisco Systems, Inc.	366,703	16,241,276
Corning, Inc.	757,813	20,476,107
Intel Corp.	176,577	9,114,905
Microsoft Corp.	75,230	7,035,509
Motorola Solutions, Inc.	82,893	9,104,138
QUALCOMM, Inc.	280,989	14,333,249
Total Information Technology		76,305,184
Materials - 4.6%
LyondellBasell Industries NV, Class A	80,638	8,525,856
Praxair, Inc.	154,331	23,538,564
RPM International, Inc.	184,544	8,913,475
Total Materials		40,977,895
Real Estate - 9.7%
Iron Mountain, Inc., REIT	620,405	21,056,546
Ryman Hospitality Properties, Inc., REIT	205,090	16,074,954
Sabra Health Care REIT, Inc., REIT	613,175	11,227,234
The GEO Group Inc., REIT	502,821	11,313,473
Ventas, Inc., REIT	263,621	13,555,392
Weyerhaeuser Co., REIT	358,439	13,183,386
Total Real Estate		86,410,985
Telecommunication Services - 1.8%
Verizon Communications, Inc.	324,715	16,024,685
Utilities - 4.2%
AmeriGas Partners LP, (MLP) [1]	323,031	13,825,727
Black Hills Corp.	150,546	8,532,947
National Fuel Gas Co.	290,025	14,892,784
Total Utilities		37,251,458
Total Common Stocks (Cost $736,783,820)		886,729,191

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 2.5%
Joint Repurchase Agreements - 1.9%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $4,023,327 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 05/25/18 - 03/20/68, totaling $4,103,599)	$4,023,136	$4,023,136
HSBC Securities USA, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $4,023,328 (collateralized by various U.S. Government Agency Obligations, 2.500% -6.500%, 03/01/22 - 04/01/48, totaling $4,103,602)	4,023,136	4,023,136
Jefferies LLC, dated 04/30/18, due 05/01/18, 1.770% total to be received $4,023,334 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.750%, 05/04/18 - 07/15/32, totaling $4,103,602)	4,023,136	4,023,136
JPMorgan Securities, LLC dated 04/30/18, due 05/01/18, 1.710% total to be received $844,784 (collateralized by various U.S. Government Agency Obligations, 1.125% - 2.250%, 01/31/19 - 01/31/24, totaling $861,640)	844,744	844,744

[1]	Some or all of these securities, amounting to $16,530,611 or 1.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Principal Amount	Value
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.740% total to be received $4,023,330 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.500%, 05/01/18 - 03/20/68, totaling $4,103,599)	$4,023,136	$4,023,136
Total Joint Repurchase Agreements		16,937,288

	Shares
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[3]	5,253,899	5,253,899
Total Short-Term Investments (Cost $22,191,187)		22,191,187
Total Investments - 102.1% (Cost $758,975,007)		908,920,378
Other Assets, less Liabilities - (2.1)%		(18,840,623)
Net Assets - 100.0%		$890,079,755

ADR    American Depositary Receipt

MLP    Master Limited Partnership

REIT    Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$886,729,191	—	—	$886,729,191
Short-Term Investments
Joint Repurchase Agreements	—	$16,937,288	—	16,937,288
Other Investment Companies	5,253,899	—	—	5,253,899

Total Investments in Securities	$891,983,090	$16,937,288	—	$908,920,378

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund II
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Discretionary	17.0
Industrials	14.5
Financials	12.9
Energy	12.4
Consumer Staples	11.0
Real Estate	10.0
Information Technology	9.2
Materials	4.9
Utilities	3.9
Telecommunication Services	1.9
Health Care	1.8
Short-Term Investments[1]	3.3
Other Assets Less Liabilities[2]	(2.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Marathon Petroleum Corp.	3.4
BB&T Corp.	3.3
Fastenal Co.	3.1
U.S. Bancorp	2.8
Praxair, Inc.	2.8
Corning, Inc.	2.5
Iron Mountain, Inc.	2.5
Target Corp.	2.5
Union Pacific Corp.	2.4
Walmart, Inc.	2.3

Top Ten as a Group	27.6

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 17.0%
Cedar Fair LP, (MLP)	13,135	$889,765
Cinemark Holdings, Inc.	58,073	2,274,719
Comcast Corp., Class A	51,101	1,604,060
Extended Stay America, Inc. (Units)	122,331	2,395,241
Hanesbrands, Inc.[1]	58,100	1,073,107
The Interpublic Group of Cos., Inc.	73,718	1,739,008
Meredith Corp.	21,640	1,120,952
Omnicom Group, Inc.	28,841	2,124,428
Polaris Industries, Inc.	8,614	902,920
Starbucks Corp.	28,730	1,653,986
Target Corp.	36,589	2,656,361
Total Consumer Discretionary		18,434,547
Consumer Staples - 11.0%
Coty, Inc., Class A	79,824	1,384,947
Kimberly-Clark Corp.	22,691	2,349,426
PepsiCo, Inc.	11,347	1,145,366
The Kraft Heinz Co.	28,129	1,585,913
Unilever PLC, Sponsored ADR (United Kingdom)	35,289	1,975,125
Walgreens Boots Alliance, Inc.	13,252	880,596
Walmart, Inc.	28,716	2,540,217
Total Consumer Staples		11,861,590
Energy - 12.4%
Chevron Corp.	11,746	1,469,542
Dominion Energy Midstream Partners LP, (MLP)	20,272	293,944
Exxon Mobil Corp.	24,979	1,942,117
Magellan Midstream Partners LP, (MLP)	29,400	1,935,402
Marathon Petroleum Corp.	48,442	3,628,790
Occidental Petroleum Corp.	22,342	1,726,143
Spectra Energy Partners LP, (MLP) [1]	42,295	1,507,817
Valero Energy Corp.	8,244	914,507
Total Energy		13,418,262
Financials - 12.9%
Axis Capital Holdings, Ltd. (Bermuda)	22,056	1,294,687
BB&T Corp.	67,593	3,568,911
CNA Financial Corp.	12,107	610,919
MetLife, Inc.	17,654	841,566
The PNC Financial Services Group, Inc.	9,990	1,454,644
Thomson Reuters Corp. (Canada)	36,959	1,486,491
U.S. Bancorp	61,075	3,081,234
Wells Fargo & Co.	31,700	1,647,132
Total Financials		13,985,584

	Shares	Value
Health Care - 1.8%
Amgen, Inc.	11,377	$1,985,059
Industrials - 14.5%
Aircastle, Ltd.	42,664	836,214
Emerson Electric Co.	26,116	1,734,364
Fastenal Co.	66,630	3,330,834
Johnson Controls International PLC	41,970	1,421,524
KAR Auction Services, Inc.	38,273	1,989,813
Nielsen Holdings PLC	53,067	1,668,957
Union Pacific Corp.	19,757	2,640,128
United Parcel Service, Inc., Class B	18,457	2,094,869
Total Industrials		15,716,703
Information Technology - 9.2%
Cisco Systems, Inc.	47,441	2,101,162
Corning, Inc.	99,865	2,698,352
Intel Corp.	22,581	1,165,631
Microsoft Corp.	9,709	907,986
Motorola Solutions, Inc.	10,652	1,169,909
QUALCOMM, Inc.	36,401	1,856,815
Total Information Technology		9,899,855
Materials - 4.9%
LyondellBasell Industries NV, Class A	10,337	1,092,931
Praxair, Inc.	19,662	2,998,848
RPM International, Inc.	24,390	1,178,037
Total Materials		5,269,816
Real Estate - 10.0%
Iron Mountain, Inc., REIT	79,466	2,697,076
Ryman Hospitality Properties, Inc., REIT	26,555	2,081,381
Sabra Health Care REIT, Inc., REIT	61,772	1,131,045
The GEO Group Inc., REIT	63,923	1,438,268
Ventas, Inc., REIT	33,503	1,722,724
Weyerhaeuser Co., REIT	46,506	1,710,491
Total Real Estate		10,780,985
Telecommunication Services - 1.9%
Verizon Communications, Inc.	41,830	2,064,311
Utilities - 3.9%
AmeriGas Partners LP, (MLP) [1]	27,076	1,158,853
Black Hills Corp.	19,902	1,128,045
National Fuel Gas Co.	37,536	1,927,474
Total Utilities		4,214,372
Total Common Stocks (Cost $92,976,765)		107,631,084

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 2.7%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/25/18 - 03/20/68, totaling $1,020,000)	$1,000,000	$1,000,000
Credit Suisse AG, dated 04/30/18, due 05/01/18, 1.700% total to be received $899,199 (collateralized by various U.S. Government Agency Obligations, 0.875% - 3.625%, 01/31/19 - 02/15/47, totaling $917,143)	899,157	899,157
RBC Dominion Securities, Inc. dated 04/30/18, due 05/01/18, 1.720% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 10/31/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		2,899,157

[1]	Some or all of these securities, amounting to $2,817,807 or 2.6% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Other Investment Companies - 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[3]	657,844	$657,844
Total Short-Term Investments (Cost $3,557,001)		3,557,001
Total Investments - 102.8% (Cost $96,533,766)		111,188,085
Other Assets, less Liabilities - (2.8)%		(2,991,478)
Net Assets - 100.0%		$108,196,607

ADR    American Depositary Receipt

MLP    Master Limited Partnership

REIT    Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$107,631,084	—	—	$107,631,084
Short-Term Investments
Joint Repurchase Agreements	—	$2,899,157	—	2,899,157
Other Investment Companies	657,844	—	—	657,844

Total Investments in Securities	$108,288,928	$2,899,157	—	$111,188,085

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Managers Fairpointe Mid Cap Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Discretionary	32.1
Information Technology	21.8
Industrials	14.2
Health Care	7.2
Materials	6.7
Consumer Staples	6.6
Financials	6.1
Energy	4.4
Short-Term Investments	1.6
Other Assets Less Liabilities	(0.7)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Hormel Foods Corp.	3.7
Mattel, Inc.	3.7
Juniper Networks, Inc.	3.3
Teradata Corp.	3.3
Akamai Technologies, Inc.	3.2
The New York Times Co., Class A	3.1
Cree, Inc.	3.0
Stericycle, Inc.	3.0
Domtar Corp.	2.9
TEGNA, Inc.	2.8

Top Ten as a Group	32.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 32.1%
Adtalem Global Education, Inc.*	1,015,500	$48,337,800
BorgWarner, Inc.	705,200	34,512,488
Cooper Tire & Rubber Co.[1]	3,408,220	83,330,979
Gentex Corp.	4,668,200	106,154,868
The Interpublic Group of Cos., Inc.	2,614,000	61,664,260
Lear Corp.	343,400	64,205,498
Lions Gate Entertainment Corp., Class A	2,407,517	59,923,098
Lions Gate Entertainment Corp., Class B	2,335,022	53,752,207
LKQ Corp.*	2,875,900	89,210,418
Mattel, Inc.	9,414,000	139,327,200
Meredith Corp.	1,241,600	64,314,880
The New York Times Co., Class A	5,082,645	119,188,025
Office Depot, Inc.	26,194,600	59,985,634
Scholastic Corp.	1,335,023	55,269,952
TEGNA, Inc.	10,075,300	106,495,921
Whirlpool Corp.	501,707	77,739,500
Total Consumer Discretionary		1,223,412,728
Consumer Staples - 6.6%
Bunge, Ltd.	1,171,400	84,610,222
Hormel Foods Corp.	3,891,300	141,059,625
Molson Coors Brewing Co., Class B	370,600	26,401,544
Total Consumer Staples		252,071,391
Energy - 4.4%
McDermott International, Inc.*	13,400,300	88,441,980
TechnipFMC PLC (United Kingdom)	2,334,492	76,944,856
Total Energy		165,386,836
Financials - 6.1%
Cincinnati Financial Corp.	730,000	51,348,200
Northern Trust Corp.	925,700	98,818,475
Raymond James Financial, Inc.	895,500	80,371,125
Total Financials		230,537,800
Health Care - 7.2%
Patterson Cos., Inc.	3,767,838	87,715,268
Quest Diagnostics, Inc.	718,900	72,752,680
Varex Imaging Corp.*	764,520	27,515,075
Varian Medical Systems, Inc.*	759,100	87,744,369
Total Health Care		275,727,392

*	Non-income producing security.
[1]	Affiliated issuer. See summary of affiliated investment transaction for details.
[2]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Industrials - 14.2%
AGCO Corp.	1,141,200	$71,530,416
Arconic, Inc.	3,758,534	66,939,490
Chicago Bridge & Iron Co. NV (Netherlands)	5,107,700	77,126,270
Copa Holdings, S.A., Class A (Panama)	747,335	87,565,242
Donaldson Co., Inc.	975,400	43,171,204
Stericycle, Inc.*	1,945,700	114,232,047
Werner Enterprises, Inc.	2,369,200	81,263,560
Total Industrials		541,828,229
Information Technology - 21.8%
Akamai Technologies, Inc.*	1,682,000	120,515,300
Cars.com, Inc.*	3,123,133	88,946,828
Cree, Inc.*	3,108,673	116,015,676
Itron, Inc.*	741,098	48,467,809
Jabil, Inc.	3,481,500	92,607,900
Juniper Networks, Inc.	5,160,900	126,906,531
Nuance Communications, Inc.*	4,596,400	67,659,008
Teradata Corp.*	3,059,100	125,178,372
Unisys Corp.*,1	4,024,688	45,076,506
Total Information Technology		831,373,930
Materials - 6.7%
Domtar Corp.	2,489,304	109,280,446
FMC Corp.	939,300	74,890,389
Gerdau SA, Sponsored ADR (Brazil)	15,204,600	71,005,482
Total Materials		255,176,317
Total Common Stocks (Cost $3,109,827,472)		3,775,514,623
Short-Term Investments - 1.6%
Other Investment Companies - 1.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[2]	60,320,130	60,320,130
Total Short-Term Investments (Cost $60,320,130)		60,320,130
Total Investments - 100.7% (Cost $3,170,147,602)		3,835,834,753
Other Assets, less Liabilities - (0.7)%		(24,851,308)
Net Assets - 100.0%		$3,810,983,445

ADR    American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends or Interest	Value
Cooper Tire & Rubber Co.	3,408,220	$16,723,596	$(1,200,755)	$35,301	$(26,993,579)	$619,840	$83,330,979
Unisys Corp.	4,024,688	—	(3,163,435)	(3,419,602)	13,918,273	—	45,076,506

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$3,775,514,623	—	—	$3,775,514,623
Short-Term Investments
Other Investment Companies	60,320,130	—	—	60,320,130

Total Investments in Securities	$3,835,834,753	—	—	$3,835,834,753

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN
Sector	% of Net Assets
Information Technology	27.1
Consumer Discretionary	23.1
Industrials	17.2
Health Care	11.5
Financials	9.6
Consumer Staples	6.5
Energy	1.5
Short-Term Investments[1]	5.6
Other Assets Less Liabilities[2]	(2.1)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS
Security Name	% of Net Assets
WEX, Inc.	3.9
Dollar Tree, Inc.	3.8
Ulta Beauty, Inc.	3.7
FleetCor Technologies, Inc.	3.7
J.B. Hunt Transport Services, Inc.	3.5
Fidelity National Information Services, Inc.	3.5
Ross Stores, Inc.	3.5
Copart, Inc.	3.4
Edwards Lifesciences Corp.	3.4
Monster Beverage Corp.	3.3

Top Ten as a Group	35.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 96.5%
Consumer Discretionary - 23.1%
Dollar Tree, Inc.*	3,990	$382,601
Dunkin’ Brands Group, Inc.[1]	1,470	89,611
Expedia, Inc.	1,393	160,390
Five Below, Inc.*	2,910	205,475
LKQ Corp.*	7,990	247,850
O’Reilly Automotive, Inc.*	547	140,070
Planet Fitness, Inc., Class A*	3,070	123,691
Ross Stores, Inc.	4,380	354,123
ServiceMaster Global Holdings, Inc.*	5,390	272,734
Ulta Beauty, Inc.*	1,504	377,369
Total Consumer Discretionary		2,353,914
Consumer Staples - 6.5%
Church & Dwight Co., Inc.	7,070	326,634
Monster Beverage Corp.*	6,050	332,750
Total Consumer Staples		659,384
Energy - 1.5%
Core Laboratories NV (Netherlands)[1]	1,280	156,736
Financials - 9.6%
First Republic Bank	2,030	188,526
Intercontinental Exchange, Inc.	3,780	273,899
Raymond James Financial, Inc.	2,970	266,557
Signature Bank/New York NY*	1,919	244,001
Total Financials		972,983
Health Care - 11.5%
Edwards Lifesciences Corp.*	2,750	350,240
IQVIA Holdings, Inc.*	2,810	269,085
Laboratory Corp. of America Holdings*	1,900	324,425
Teleflex, Inc.	845	226,359
Total Health Care		1,170,109
Industrials - 17.2%
AMETEK, Inc.	3,610	251,978
Copart, Inc.*	6,890	351,941
IHS Markit, Ltd. (United Kingdom)*	4,705	231,157
J.B. Hunt Transport Services, Inc.	3,040	356,987
Snap-on, Inc.	843	122,446

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $192,672 or 1.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Verisk Analytics, Inc.*	2,990	$318,285
Wabtec Corp. [1]	1,370	121,670
Total Industrials		1,754,464
Information Technology - 27.1%
Akamai Technologies, Inc.*	2,610	187,006
Amphenol Corp., Class A	2,640	220,995
Arista Networks, Inc.*	303	80,159
Cavium, Inc.*	2,530	189,775
EPAM Systems, Inc.*	2,480	283,588
Euronet Worldwide, Inc.*	2,340	182,777
Fidelity National Information Services, Inc.	3,750	356,138
FleetCor Technologies, Inc.*	1,815	376,213
Genpact, Ltd.	9,270	295,620
Skyworks Solutions, Inc.	2,290	198,680
WEX, Inc.*	2,440	395,085
Total Information Technology		2,766,036
Total Common Stocks (Cost $7,689,231)		9,833,626

	Principal Amount
Short-Term Investments - 5.6%
Joint Repurchase Agreements - 1.9%[2]
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $197,398 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.750%, 08/15/18 - 02/15/48, totaling $201,337)	$197,389	197,389

	Shares
Other Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[3]	373,004	373,004
Total Short-Term Investments (Cost $570,393)		570,393
Total Investments - 102.1% (Cost $8,259,624)		10,404,019
Other Assets, less Liabilities - (2.1)%		(214,878)
Net Assets - 100.0%		$10,189,141

[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$9,833,626	—	—	$9,833,626
Short-Term Investments
Joint Repurchase Agreements	—	$197,389	—	197,389
Other Investment Companies	373,004	—	—	373,004

Total Investments in Securities	$10,206,630	$197,389	—	$10,404,019

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Managers LMCG Small Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Information Technology	26.5
Health Care	24.0
Industrials	14.7
Consumer Discretionary	14.4
Financials	8.9
Materials	4.5
Consumer Staples	2.8
Telecommunication Services	1.0
Rights	0.0
Short-Term Investments[1]	7.7
Other Assets Less Liabilities[2]	(4.5)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
LHC Group, Inc.	5.8
The Brink’s Co.	4.4
Sinclair Broadcast Group, Inc., Class A	3.2
Eagle Materials, Inc.	2.9
Central Garden & Pet Co., Class A	2.8
Kennametal, Inc.	2.6
Home BancShares, Inc.	2.5
Nexstar Media Group, Inc., Class A	2.5
RealPage, Inc.	2.4
Paylocity Holding Corp.	2.1

Top Ten as a Group	31.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 96.8%
Consumer Discretionary - 14.4%
Camping World Holdings, Inc., Class A	59,270	$1,696,900
Floor & Decor Holdings, Inc., Class A*	5,686	316,085
Gray Television, Inc.*	102,093	1,153,651
ILG, Inc.	39,482	1,347,521
Marriott Vacations Worldwide Corp.	11,565	1,417,985
Nexstar Media Group, Inc., Class A	39,797	2,477,363
Ollie’s Bargain Outlet Holdings, Inc.*	19,011	1,182,484
Red Rock Resorts, Inc., Class A	27,488	829,863
Sinclair Broadcast Group, Inc., Class A1	113,327	3,212,820
Wingstop, Inc.	15,128	739,154
Total Consumer Discretionary		14,373,826
Consumer Staples - 2.8%
Central Garden & Pet Co., Class A*	78,853	2,799,281
Financials - 8.9%
Ameris Bancorp.	17,320	895,444
Chemical Financial Corp.	29,635	1,626,665
Home BancShares, Inc.	108,612	2,524,143
Pinnacle Financial Partners, Inc.	31,990	2,048,959
Western Alliance Bancorp.*	31,570	1,861,999
Total Financials		8,957,210
Health Care - 24.0%
Agios Pharmaceuticals, Inc.*	22,517	1,889,401
AnaptysBio, Inc.*	7,956	746,114
Bluebird Bio, Inc.*,1	4,483	762,782
Clovis Oncology, Inc.*	20,908	906,989
Exact Sciences Corp.*,1	15,177	759,002
Exelixis, Inc.*	38,112	793,492
Global Blood Therapeutics, Inc.*	18,956	836,907
HealthEquity, Inc.*	7,953	522,274
Immunomedics, Inc.*,1	27,775	505,783
Intersect ENT, Inc.*	34,313	1,370,804
iRhythm Technologies, Inc.*	26,868	1,562,374
LHC Group, Inc.*	78,052	5,808,630
Ligand Pharmaceuticals, Inc.*	9,592	1,485,321
Penumbra, Inc.*	9,770	1,214,900
PRA Health Sciences, Inc.*	12,675	1,041,505
Prestige Brands Holdings, Inc.*	13,661	402,180
Sage Therapeutics, Inc.*	5,616	808,255
Sarepta Therapeutics, Inc.*	23,972	1,830,502
Tactile Systems Technology, Inc.*,1	23,082	803,484
Total Health Care		24,050,699

	Shares	Value
Industrials - 14.7%
Beacon Roofing Supply, Inc.*	41,239	$2,018,649
The Brink’s Co.	59,935	4,423,203
Curtiss-Wright Corp.	9,883	1,265,419
John Bean Technologies Corp.	8,086	871,266
Kennametal, Inc.	70,280	2,561,706
MasTec, Inc.*	24,178	1,063,832
Patrick Industries, Inc.*	9,676	550,564
SiteOne Landscape Supply, Inc.*	11,443	783,846
Trex Co., Inc.*	10,902	1,132,500
Total Industrials		14,670,985
Information Technology - 26.5%
2U, Inc.*	7,589	610,839
Altair Engineering, Inc., Class A*	51,546	1,493,803
Blackbaud, Inc.	2,969	311,626
Box, Inc., Class A*	37,589	859,285
Brooks Automation, Inc.	48,924	1,217,229
Carbonite, Inc.*	47,692	1,483,221
Coupa Software, Inc.*	17,925	831,182
EPAM Systems, Inc.*	4,295	491,133
Euronet Worldwide, Inc.*	6,556	512,089
Everbridge, Inc.*	29,482	1,101,153
Fair Isaac Corp.*	7,320	1,267,678
GrubHub, Inc.*	9,977	1,009,074
GTT Communications, Inc.*	9,247	444,318
HubSpot, Inc.*	6,712	710,801
j2 Global, Inc.	25,461	2,021,094
Littelfuse, Inc.	6,946	1,298,346
LogMeIn, Inc.	15,647	1,724,299
Mellanox Technologies, Ltd. (Israel)*	11,012	865,543
Mimecast, Ltd.*	44,889	1,708,027
Monolithic Power Systems, Inc.	7,714	903,309
Paylocity Holding Corp.*	38,352	2,095,170
Proofpoint, Inc.*	2,462	290,368
RealPage, Inc.*	44,322	2,371,227
RingCentral, Inc., Class A*	13,651	915,300
Total Information Technology		26,536,114
Materials - 4.5%
Eagle Materials, Inc.	29,708	2,939,904
Kraton Corp.*	21,150	965,920
Summit Materials, Inc., Class A*	20,661	581,401
Total Materials		4,487,225

The accompanying notes are an integral part of these financial statements.

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services -1.0%
Boingo Wireless, Inc.*	43,115	$1,011,478
Total Common Stocks (Cost $90,128,477)		96,886,818
Rights - 0.0%
Health Care - 0.0%
Dyax Corp., CVR Expiration 12/31/19*,2,3 (Cost $0)	99,639	0

	Principal
	Amount
Short-Term Investments - 7.7%
Joint Repurchase Agreements - 2.1%[4]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 05/25/18 - 03/20/68, totaling $1,020,000)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 04/30/18, due 05/01/18, 1.730% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 2.500% -5.660%, 06/20/27 - 04/20/48, totaling $1,020,000)	1,000,000	1,000,000

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,097,291 or 2.1% of net assets, were out on loan to various brokers.
[2]	Security’s value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

	Principal
	Amount	Value
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $149,420 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.750%, 08/15/18 - 02/15/48, totaling $152,401)	$149,413	$149,413
Total Joint Repurchase Agreements		2,149,413

	Shares
Other Investment Companies -5.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[5]	5,579,140	5,579,140
Total Short-Term Investments (Cost $7,728,553)		7,728,553
Total Investments - 104.5% (Cost $97,857,030)		104,615,371
Other Assets, less Liabilities - (4.5)%		(4,524,642)
Net Assets - 100.0%		$100,090,729

[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CVR    Contingent Value Rights

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$96,886,818	—	—	$96,886,818
Rights	—	—	$0	0
Short-Term Investments
Joint Repurchase Agreements	—	$2,149,413	—	2,149,413
Other Investment Companies	5,579,140	—	—	5,579,140

Total Investments in Securities	$102,465,958	$2,149,413	$0	$104,615,371

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

At April 30, 2018, the Level 3 securities are Rights received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Consumer Discretionary	30.3
Information Technology	20.8
Financials	14.8
Industrials	11.0
Consumer Staples	7.2
Health Care	6.7
Real Estate	2.1
Energy	1.6
Telecommunication Services	1.2
Materials	0.9
Short-Term Investments[1]	6.8
Other Assets Less Liabilities[2]	(3.4)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Mitel Networks Corp. (Canada)	4.8
White Mountains Insurance Group, Ltd.	4.1
Premier, Inc., Class A	4.1
GCI Liberty Inc., Class A	3.8
Hostess Brands, Inc.	3.7
UniFirst Corp.	3.7
Cannae Holdings, Inc.	3.6
Liberty Expedia Holdings, Inc., Class A	3.1
Conduent, Inc.	2.9
Avaya Holdings Corp.	2.9

Top Ten as a Group	36.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 30.3%
Advance Auto Parts, Inc.	9,560	$1,094,142
AMC Networks, Inc., Class A*	7,330	381,160
Asbury Automotive Group, Inc.*	12,860	862,263
Biglari Holdings, Inc.*	2,018	690,681
Cinemark Holdings, Inc.	10,140	397,184
Discovery, Inc., Class C*	59,510	1,322,312
Entercom Communications Corp., Class A1	54,470	552,870
Extended Stay America, Inc. (Units)	35,230	689,803
GCI Liberty Inc., Class A*	43,102	1,922,349
International Speedway Corp., Class A	11,657	479,103
The Interpublic Group of Cos., Inc.	24,160	569,934
J Alexander’s Holdings, Inc.*	19,241	229,930
Liberty Broadband Corp., Class C*	8,904	631,204
Liberty Expedia Holdings, Inc., Class A*	37,875	1,545,300
Liberty Latin America, Ltd., Class A (Bermuda)*,1	18,750	345,000
Liberty Latin America, Ltd., Class C (Bermuda)*	43,900	792,834
Motorcar Parts of America, Inc.*	30,920	588,717
Murphy USA, Inc.*	15,103	944,995
National CineMedia, Inc.	56,230	321,636
PICO Holdings, Inc.	32,112	386,950
Sleep Number Corp.*	14,842	420,622
Total Consumer Discretionary		15,168,989
Consumer Staples - 7.2%
Casey’s General Stores, Inc.[1]	8,140	786,324
Hostess Brands, Inc.*	132,900	1,867,245
Ingles Markets, Inc., Class A	28,213	966,295
Total Consumer Staples		3,619,864
Energy - 1.6%
PBF Energy, Inc., Class A	14,595	559,426
World Fuel Services Corp.	10,340	222,000
Total Energy		781,426
Financials - 14.8%
Axis Capital Holdings, Ltd. (Bermuda)	16,220	952,114
Cannae Holdings, Inc.*	85,775	1,772,111
Capital Southwest Corp., BDC	21,897	372,030
FGL Holdings (Bermuda)*	80,660	768,690
Genworth Financial, Inc., Class A*	119,740	330,482
Leucadia National Corp.	20,269	487,267
Oaktree Specialty Lending Corp.	156,330	681,599
White Mountains Insurance Group, Ltd.	2,382	2,061,121
Total Financials		7,425,414

	Shares	Value
Health Care - 6.7%
Computer Programs & Systems, Inc.	18,533	$553,210
Patterson Cos., Inc.	34,150	795,012
Premier, Inc., Class A*	61,520	2,029,545
Total Health Care		3,377,767
Industrials - 11.0%
Air Transport Services Group, Inc.*	12,686	256,765
Armstrong Flooring, Inc.*	35,800	442,130
Armstrong World Industries, Inc.*	16,611	930,216
Cubic Corp.	7,773	479,983
Forward Air Corp.	11,569	624,610
Kansas City Southern	5,032	536,562
Resources Connection, Inc.	25,508	399,200
UniFirst Corp.	11,616	1,865,530
Total Industrials		5,534,996
Information Technology - 20.8%
ACI Worldwide, Inc.*	20,850	484,763
Avaya Holdings Corp.*	63,150	1,445,503
Cars.com, Inc.*	42,050	1,197,584
Conduent, Inc.*	74,830	1,456,192
CSG Systems International, Inc.	18,614	796,493
Dolby Laboratories, Inc., Class A	7,810	467,194
ePlus, Inc.*	4,562	364,276
Mitel Networks Corp. (Canada)*	215,210	2,401,744
Sabre Corp.	62,980	1,299,907
Sykes Enterprises, Inc.*	18,358	527,976
Total Information Technology		10,441,632
Materials - 0.9%
Compass Minerals International, Inc.[1]	6,400	430,720
Real Estate - 2.1%
Newmark Group, Inc., Class A*	25,991	392,464
Realogy Holdings Corp., REIT [1]	25,920	643,075
Total Real Estate		1,035,539
Telecommunication Services - 1.2%
ATN International, Inc.	11,239	595,667
Total Common Stocks (Cost $43,993,811)		48,412,014

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Short-Term Investments - 6.8%
Joint Repurchase Agreements - 3.4%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 05/25/18 - 03/20/68, totaling $1,020,000)	$1,000,000	$1,000,000
Credit Suisse AG, dated 04/30/18, due 05/01/18, 1.700% total to be received $681,686 (collateralized by various U.S. Government Agency Obligations, 0.875% - 3.625%, 01/31/19 - 02/15/47, totaling $695,289)	681,654	681,654
Total Joint Repurchase Agreements		1,681,654

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,626,548 or 3.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Other Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[3]	1,717,998	$1,717,998
Total Short-Term Investments (Cost $3,399,652)		3,399,652
Total Investments - 103.4% (Cost $47,393,463)		51,811,666
Other Assets, less Liabilities - (3.4)%		(1,709,148)
Net Assets - 100.0%		$50,102,518

[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BDC    Business Development Company

REIT    Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$48,412,014	—	—	$48,412,014
Short-Term Investments
Joint Repurchase Agreements	—	$1,681,654	—	1,681,654
Other Investment Companies	1,717,998	—	—	1,717,998

Total Investments in Securities	$50,130,012	$1,681,654	—	$51,811,666

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Information Technology	22.7
Consumer Discretionary	19.6
Industrials	17.8
Financials	16.0
Consumer Staples	6.4
Energy	4.0
Health Care	3.5
Telecommunication Services	2.4
Materials	1.0
Real Estate	0.5
Short-Term Investments[1]	8.1
Other Assets Less Liabilities[2]	(2.0)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Mitel Networks Corp. (Canada)	4.8
White Mountains Insurance Group, Ltd.	4.5
Cannae Holdings, Inc.	4.4
Hostess Brands, Inc.	4.1
UniFirst Corp.	4.1
Avaya Holdings Corp.	3.1
Cars.com, Inc.	3.0
Liberty Expedia Holdings, Inc., Class A	3.0
CSG Systems International, Inc.	2.3
Armstrong World Industries, Inc.	2.3

Top Ten as a Group	35.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 93.9%
Consumer Discretionary - 19.6%
AMC Networks, Inc., Class A*	80,170	$4,168,840
Asbury Automotive Group, Inc.*	92,750	6,218,887
Biglari Holdings, Inc.*	15,845	5,423,110
Entercom Communications Corp., Class A1	275,330	2,794,599
International Speedway Corp., Class A	149,574	6,147,491
J Alexander’s Holdings, Inc.*	306,645	3,664,408
Liberty Expedia Holdings, Inc., Class A*	237,253	9,679,922
The Marcus Corp.	90,512	2,697,258
Motorcar Parts of America, Inc.*	220,176	4,192,151
Murphy USA, Inc.*	102,112	6,389,148
National CineMedia, Inc.	484,243	2,769,870
PICO Holdings, Inc.	345,294	4,160,793
Sleep Number Corp.*	137,323	3,891,734
Total Consumer Discretionary		62,198,211
Consumer Staples - 6.4%
Hostess Brands, Inc.*	919,040	12,912,512
Ingles Markets, Inc., Class A	216,895	7,428,654
Total Consumer Staples		20,341,166
Energy - 4.0%
Evolution Petroleum Corp.	211,470	1,966,671
Gran Tierra Energy, Inc. (Canada)*	657,120	2,175,067
PBF Energy, Inc., Class A	124,130	4,757,903
QEP Resources, Inc.*	122,690	1,494,364
World Fuel Services Corp.	108,820	2,336,366
Total Energy		12,730,371
Financials - 16.0%
American National Insurance Co.	30,190	3,643,027
Cannae Holdings, Inc.*	671,518	13,873,562
Capital Southwest Corp., BDC	239,229	4,064,501
FGL Holdings (Bermuda)*	511,100	4,870,783
First Citizens BancShares, Inc., Class A	7,185	3,106,004
Genworth Financial, Inc., Class A*	782,060	2,158,485
Oaktree Specialty Lending Corp.	1,145,470	4,994,249
White Mountains Insurance Group, Ltd.	16,438	14,223,637
Total Financials		50,934,248
Health Care - 3.5%
Computer Programs & Systems, Inc.	208,872	6,234,829
Patterson Cos., Inc.	212,350	4,943,508
Total Health Care		11,178,337
Industrials - 17.8%
Aegion Corp.*	70,340	1,596,015

	Shares	Value
Air Transport Services Group, Inc.*	174,133	$3,524,452
Argan, Inc.	64,920	2,596,800
Armstrong Flooring, Inc.*	274,660	3,392,051
Armstrong World Industries, Inc.*	132,893	7,442,008
Barrett Business Services, Inc.	32,713	2,863,042
Cubic Corp.	79,277	4,895,355
Forward Air Corp.	106,950	5,774,230
Kelly Services, Inc., Class A	98,290	2,875,965
Resources Connection, Inc.	268,383	4,200,194
SP Plus Corp.*	74,983	2,635,652
UniFirst Corp.	80,377	12,908,546
Viad Corp.	37,569	1,906,627
Total Industrials		56,610,937
Information Technology - 22.7%
ACI Worldwide, Inc.*	133,160	3,095,970
Avaya Holdings Corp.*	428,120	9,799,667
Cars.com, Inc.*,1	341,410	9,723,357
Computer Services, Inc.	136,105	6,437,766
CSG Systems International, Inc.	174,445	7,464,502
ePlus, Inc.*	58,558	4,675,856
Ituran Location and Control, Ltd. (Israel)	155,578	4,877,370
Mitel Networks Corp. (Canada)*	1,366,450	15,249,582
OSI Systems, Inc.*	47,430	3,036,469
Sykes Enterprises, Inc.*	129,968	3,737,880
VeriFone Systems, Inc.*	175,240	4,032,272
Total Information Technology		72,130,691
Materials - 1.0%
Compass Minerals International, Inc.[1]	48,910	3,291,643
Real Estate - 0.5%
Marcus & Millichap, Inc.*	51,168	1,747,899
Telecommunication Services - 2.4%
ATN International, Inc.	86,143	4,565,579
Telephone & Data Systems, Inc.	112,100	3,063,693
Total Telecommunication Services		7,629,272
Total Common Stocks (Cost $237,415,025)		298,792,775

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Short-Term Investments - 8.1%
Joint Repurchase Agreements - 2.0%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $1,490,359 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/25/18 - 03/20/68, totaling $1,520,094)	$1,490,288	$1,490,288
HSBC Securities USA, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $1,490,359 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.500%, 03/01/22 - 04/01/48, totaling $1,520,095)	1,490,288	1,490,288
Jefferies LLC, dated 04/30/18, due 05/01/18, 1.770% total to be received $1,490,361 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.750%, 05/04/18 - 07/15/32, totaling $1,520,095)	1,490,288	1,490,288
JPMorgan Securities LLC, dated 04/30/18, due 05/01/18, 1.710% total to be received $312,855 (collateralized by various U.S. Government Agency Obligations, 1.125% - 2.250%, 01/31/19 - 01/31/24, totaling $319,097)	312,840	312,840

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,048,451 or 1.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal
	Amount	Value
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.740% total to be received $1,490,360 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.500%, 05/01/18 - 03/20/68, totaling $1,520,094)	$1,490,288	$1,490,288
Total Joint Repurchase Agreements		6,273,992

	Shares
Other Investment Companies - 6.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[3]	19,297,566	19,297,566
Total Short-Term Investments (Cost $25,571,558)		25,571,558
Total Investments - 102.0% (Cost $262,986,583)		324,364,333
Other Assets, less Liabilities - (2.0)%		(6,281,501)
Net Assets - 100.0%		$318,082,832

[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BDC    Business Development Company

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$298,792,775	—	—	$298,792,775
Short-Term Investments
Joint Repurchase Agreements	—	$6,273,992	—	6,273,992
Other Investment Companies	19,297,566	—	—	19,297,566

Total Investments in Securities	$318,090,341	$6,273,992	—	$324,364,333

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Managers Silvercrest Small Cap Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Financials	22.8
Industrials	17.8
Information Technology	14.8
Consumer Discretionary	10.3
Health Care	7.2
Real Estate	7.0
Energy	6.9
Materials	6.7
Utilities	3.1
Consumer Staples	2.8
Short-Term Investments[1]	2.3
Other Assets Less Liabilities[2]	(1.7)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
FCB Financial Holdings, Inc., Class A	4.0
BancorpSouth Bank	3.5
IBERIABANK Corp.	3.1
Matador Resources Co.	2.9
Independent Bank Corp.	2.8
Pebblebrook Hotel Trust	2.7
CVB Financial Corp.	2.6
Wolverine World Wide, Inc.	2.4
Selective Insurance Group, Inc.	2.4
AMN Healthcare Services, Inc.	2.4

Top Ten as a Group	28.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 99.4%
Consumer Discretionary - 10.3%
Dana, Inc.	161,515	$3,832,751
La-Z-Boy, Inc.	172,235	4,960,368
Lithia Motors, Inc., Class A	17,875	1,713,498
Meredith Corp.	72,025	3,730,895
Murphy USA, Inc.*	35,850	2,243,134
Visteon Corp.*	31,620	3,934,793
Wolverine World Wide, Inc.	206,650	6,191,234
Total Consumer Discretionary		26,606,673
Consumer Staples - 2.8%
J&J Snack Foods Corp.	30,164	4,144,835
Lancaster Colony Corp.	24,724	3,105,087
Total Consumer Staples		7,249,922
Energy - 6.9%
Callon Petroleum Co.*	374,890	5,214,720
Forum Energy Technologies, Inc.*	172,765	2,176,839
Matador Resources Co.*	231,505	7,579,474
Select Energy Services, Inc., Class A*	201,645	3,034,757
Total Energy		18,005,790
Financials - 22.8%
BancorpSouth Bank	279,010	9,221,280
CVB Financial Corp.	300,710	6,660,727
FCB Financial Holdings, Inc., Class A*	177,945	10,285,221
Glacier Bancorp, Inc.	163,340	6,048,480
Horace Mann Educators Corp.	114,349	5,111,400
IBERIABANK Corp.	108,509	8,132,750
Independent Bank Corp.	101,853	7,363,972
Selective Insurance Group, Inc.	103,770	6,143,184
Total Financials		58,967,014
Health Care - 7.2%
Allscripts Healthcare Solutions, Inc.*	311,760	3,622,651
AMN Healthcare Services, Inc.*	91,550	6,120,118
ICU Medical, Inc.*	19,569	4,925,517
Natus Medical, Inc.*	117,735	3,891,142
Total Health Care		18,559,428
Industrials - 17.8%
Advanced Disposal Services, Inc.*	182,650	4,025,606
Altra Industrial Motion Corp.[1]	98,355	4,096,486
BMC Stock Holdings, Inc.*	174,175	3,004,519
CIRCOR International, Inc.	51,515	2,182,691
EMCOR Group, Inc.	34,576	2,544,448
ESCO Technologies, Inc.	64,620	3,609,027

	Shares	Value
Gibraltar Industries, Inc.*	114,840	$4,036,626
Insperity, Inc.	61,370	4,924,942
Knoll, Inc.	162,575	3,100,305
Mueller Water Products, Inc., Class A	343,295	3,360,858
Quanex Building Products Corp.	115,515	1,981,082
Standex International Corp.	40,025	3,880,424
US Ecology, Inc.	97,824	5,214,019
Total Industrials		45,961,033
Information Technology - 14.8%
ACI Worldwide, Inc.*	165,977	3,858,965
Brooks Automation, Inc.	174,345	4,337,704
Entegris, Inc.	96,270	3,099,894
Littelfuse, Inc.	17,888	3,343,625
MACOM Technology Solutions Holdings, Inc.*,1	132,875	2,208,383
Methode Electronics, Inc.	84,535	3,372,946
MKS Instruments, Inc.	36,430	3,730,432
NetScout Systems, Inc.*	103,315	2,805,002
Plexus Corp.*	74,205	4,069,402
Rogers Corp.*	37,370	3,987,379
Semtech Corp.*	91,970	3,614,421
Total Information Technology		38,428,153
Materials - 6.7%
HB Fuller Co.	97,995	4,847,813
Ingevity Corp.*	56,710	4,357,029
Minerals Technologies, Inc.	69,300	4,785,165
PH Glatfelter Co.	156,058	3,260,052
Total Materials		17,250,059
Real Estate - 7.0%
EastGroup Properties, Inc., REIT	38,793	3,482,836
Pebblebrook Hotel Trust, REIT	197,315	6,904,052
Physicians Realty Trust, REIT	254,495	3,802,155
QTS Realty Trust, Inc., Class A, REIT	112,150	3,968,988
Total Real Estate		18,158,031
Utilities - 3.1%
MGE Energy, Inc.	42,308	2,455,979
ONE Gas, Inc.	44,265	3,086,156
Portland General Electric Co.	60,269	2,560,227
Total Utilities		8,102,362
Total Common Stocks (Cost $232,328,951)		257,288,465

The accompanying notes are an integral part of these financial statements.

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Short-Term Investments - 2.3%
Joint Repurchase Agreements - 1.9%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $1,182,806 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 05/25/18 - 03/20/68, totaling $1,206,405)	$1,182,750	$1,182,750
HSBC Securities USA, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $1,182,807 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.500%, 03/01/22 - 04/01/48, totaling $1,206,406)	1,182,750	1,182,750
Jefferies LLC, dated 04/30/18, due 05/01/18, 1.770% total to be received $1,182,808 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.750%, 05/04/18 - 07/15/32, totaling $1,206,406)	1,182,750	1,182,750
JPMorgan Securities, LLC dated 04/30/18, due 05/01/18, 1.710% total to be received $248,287 (collateralized by various U.S. Government Agency Obligations, 1.125% - 2.250%, 01/31/19 -01/31/24, totaling $253,241)	248,275	248,275

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $4,757,600 or 1.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal
	Amount	Value
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.740% total to be received $1,182,807 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.500%, 05/01/18 - 03/20/68, totaling $1,206,405)	$1,182,750	$1,182,750
Total Joint Repurchase Agreements		4,979,275

	Shares
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[3]	1,017,729	1,017,729
Total Short-Term Investments (Cost $5,997,004)		5,997,004
Total Investments - 101.7% (Cost $238,325,955)		263,285,469
Other Assets, less Liabilities - (1.7)%		(4,467,713)
Net Assets - 100.0%		$258,817,756

[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$257,288,465	—	—	$257,288,465
Short-Term Investments
Joint Repurchase Agreements	—	$4,979,275	—	4,979,275
Other Investment Companies	1,017,729	—	—	1,017,729

Total Investments in Securities	$258,306,194	$4,979,275	—	$263,285,469

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG GW&K U.S. Small Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Information Technology	23.1
Health Care	22.7
Industrials	18.2
Consumer Discretionary	16.9
Financials	7.1
Materials	4.9
Real Estate	2.5
Energy	1.3
Consumer Staples	1.1
Short-Term Investments[1]	5.1
Other Assets Less Liabilities[2]	(2.9)

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Burlington Stores, Inc.	3.1
Grand Canyon Education, Inc.	3.0
HEICO Corp.	2.6
EPAM Systems, Inc.	2.3
Globus Medical, Inc., Class A	2.2
Exponent, Inc.	2.1
ICU Medical, Inc.	2.1
Five Below, Inc.	2.1
HubSpot, Inc.	2.0
Catalent, Inc.	1.9

Top Ten as a Group	23.4

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 16.9%
Burlington Stores, Inc.*	8,202	$1,114,242
Chuy’s Holdings, Inc.*	14,648	418,933
Dave & Buster’s Entertainment, Inc.*	10,337	439,219
Five Below, Inc.*	10,502	741,546
Fox Factory Holding Corp.*	11,971	398,036
Grand Canyon Education, Inc.*	10,337	1,074,945
Horizon Global Corp.*,1	11,273	84,209
Lithia Motors, Inc., Class A	3,093	296,495
Oxford Industries, Inc.	5,440	419,097
Pool Corp.	3,015	418,512
Spartan Motors, Inc.	35,448	632,747
Total Consumer Discretionary		6,037,981
Consumer Staples - 1.1%
PriceSmart, Inc.	4,289	375,716
Energy - 1.3%
Matador Resources Co.*	14,623	478,757
Financials - 7.1%
Ameris Bancorp.	12,355	638,753
Encore Capital Group, Inc.*,1	9,967	444,528
Greenhill & Co., Inc.	5,095	103,429
Heritage Insurance Holdings, Inc.	12,352	193,926
Pinnacle Financial Partners, Inc.	5,102	326,783
Stifel Financial Corp.	5,656	329,632
Texas Capital Bancshares, Inc.*	5,055	498,676
Total Financials		2,535,727
Health Care - 22.7%
Acadia Healthcare Co., Inc.*	7,120	253,330
Amicus Therapeutics, Inc.*	23,481	332,256
Bruker Corp.	9,300	274,629
Cardiovascular Systems, Inc.*	10,784	246,414
Catalent, Inc.*	16,490	677,904
Cotiviti Holdings, Inc.*	13,115	452,992
DBV Technologies, S.A., Sponsored ADR (France)*	11,133	244,369
Dova Pharmaceuticals, Inc.*,1	11,015	317,342
Endologix, Inc.*	17,682	76,210
Global Blood Therapeutics, Inc.*	9,266	409,094
Globus Medical, Inc., Class A*	15,237	779,982
ICU Medical, Inc.*	2,953	743,270
Impax Laboratories, Inc.*	17,941	337,291
Medidata Solutions, Inc.*	9,408	671,355
Neurocrine Biosciences, Inc.*	6,413	519,966

	Shares	Value
Portola Pharmaceuticals, Inc.*	8,700	$314,331
Retrophin, Inc.*	14,444	362,544
Syneos Health, Inc.*	9,694	369,342
Wright Medical Group NV (Netherlands)*	17,566	344,469
Zogenix, Inc.*	9,779	384,315
Total Health Care		8,111,405
Industrials - 18.2%
Cubic Corp.	5,761	355,742
Dycom Industries, Inc.*	3,633	377,323
Exponent, Inc.	8,633	745,891
Healthcare Services Group, Inc.	8,449	326,385
HEICO Corp.[1]	10,838	952,118
JELD-WEN Holding, Inc.*	8,713	244,923
John Bean Technologies Corp.	5,019	540,797
Knight-Swift Transportation Holdings, Inc.	8,631	336,695
Ritchie Bros. Auctioneers, Inc. (Canada)	17,837	583,805
SiteOne Landscape Supply, Inc.*	9,254	633,899
Sun Hydraulics Corp.	7,645	371,318
Thermon Group Holdings, Inc.*	8,106	184,736
WageWorks, Inc.*	9,534	397,091
Woodward, Inc.	6,470	465,452
Total Industrials		6,516,175
Information Technology - 23.1%
Blackbaud, Inc.	6,054	635,428
Bottomline Technologies de, Inc.*	9,333	368,840
Cabot Microelectronics Corp.	4,740	480,873
EPAM Systems, Inc.*	7,102	812,114
ExlService Holdings, Inc.*	5,535	319,978
Forrester Research, Inc.	10,836	431,273
HubSpot, Inc.*	6,829	723,191
LogMeIn, Inc.	5,548	611,390
MACOM Technology Solutions Holdings, Inc.*,1	11,835	196,698
MAXIMUS, Inc.	4,779	323,204
Mimecast, Ltd.*	12,909	491,187
Power Integrations, Inc.	7,785	527,823
Rapid7, Inc.*	18,439	520,717
Silicon Laboratories, Inc.*	7,052	655,131
Tyler Technologies, Inc.*	2,858	625,673
Zebra Technologies Corp., Class A*	3,872	522,062
Total Information Technology		8,245,582
Materials - 4.9%
Balchem Corp.	7,496	661,447
KapStone Paper and Packaging Corp.	13,411	461,607

The accompanying notes are an integral part of these financial statements.

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.9% (continued)
PolyOne Corp.	14,974	$626,662
Total Materials		1,749,716
Real Estate - 2.5%
QTS Realty Trust, Inc., Class A, REIT	11,407	403,694
STAG Industrial, Inc., REIT	19,441	477,665
Total Real Estate		881,359
Total Common Stocks (Cost $25,352,578)		34,932,418

	Principal
	Amount
Short-Term Investments - 5.1%
Joint Repurchase Agreements - 3.1%[2]
Citibank N.A., dated 04/30/18, due 05/01/18, 1.720% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 2.405% - 4.500%, 04/01/24 - 10/01/47, totaling $1,020,215)	$1,000,000	1,000,000

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,100,950 or 3.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal
	Amount	Value
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $107,311 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.750%, 08/15/18 - 02/15/48, totaling $109,452)	$107,306	$107,306
Total Joint Repurchase Agreements		1,107,306

	Shares
Other Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[3]	713,183	713,183
Total Short-Term Investments (Cost $1,820,489)		1,820,489
Total Investments - 102.9% (Cost $27,173,067)		36,752,907
Other Assets, less Liabilities - (2.9)%		(1,031,833)
Net Assets - 100.0%		$35,721,074

[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$34,932,418	—	—	$34,932,418
Short-Term Investments
Joint Repurchase Agreements	—	$1,107,306	—	1,107,306
Other Investment Companies	713,183	—	—	713,183
Total Investments in Securities	$35,645,601	$1,107,306	—	$36,752,907

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

	% of
Category	Net Assets
U.S. Government and Agency Obligations	33.1
Corporate Bonds and Notes	27.5
Mortgage-Backed Securities	16.4
Asset-Backed Securities	9.7
Investment Companies	4.7
Foreign Government Obligations	3.3
Municipal Bonds	0.1
Common Stocks	0.0	[1]
Short-Term Investments[2]	5.4
Other Assets Less Liabilities[3]	(0.2)

[1]	Less than 0.05%
[2]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[3]	Includes repayment of cash collateral on security lending transactions.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	34.7
Aaa	3.6
Aa	3.2
A	10.6
Baa	20.4
Ba	3.7
B	2.6
Caa & lower	6.7
N/R	14.5

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
DoubleLine Global Bond Fund, Class I	2.7
DoubleLine Floating Rate Fund, Class I	2.0
U.S. Treasury Notes, 2.250%, 11/15/27	1.9
Fannie Mae, 3.500%, 03/01/46	1.3
U.S. Treasury Notes, 0.750%, 02/15/19	1.2
U.S. Treasury Notes, 1.125%, 01/15/19	1.2
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/22	1.2
U.S. Treasury Notes, 1.875%, 08/31/24	1.1
U.S. Treasury Notes, 2.875%, 08/15/45	1.1
U.S. Treasury Notes, 2.250%, 10/31/24	1.1

Top Ten as a Group	14.8

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Principal
	Amount	Value
Corporate Bonds and Notes - 27.5%
Financials - 8.5%
A.S.P AMC Merger Sub, Inc.
8.000%, 05/15/25[1]	$305,000	$275,263
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.500%, 01/15/25	635,000	602,093
Air Lease Corp.
2.750%, 01/15/23	70,000	66,947
3.750%, 02/01/22	430,000	430,833
Alliant Holdings Intermediate LLC
8.250%, 08/01/23[1]	285,000	296,223
Ally Financial, Inc.
4.125%, 03/30/20	545,000	549,087
American Express Co.
2.500%, 08/01/22	1,155,000	1,108,955
American Tower Corp.
3.600%, 01/15/28	610,000	570,215
4.400%, 02/15/26	1,300,000	1,297,677
AssuredPartners, Inc.
7.000%, 08/15/25[1]	415,000	410,850
Athene Global Funding
3.000%, 07/01/22[1]	635,000	613,673
Australia & New Zealand Banking Group, Ltd. (Australia)
4.875%, 01/12/21[1]	660,000	687,526
AXA Equitable Holdings, Inc.
3.900%, 04/20/23[1]	605,000	602,844
Banco de Credito del Peru/Panama (Panama)
2.250%, 10/25/19	2,300,000	2,281,025
5.375%, 09/16/20	200,000	209,500
Banco de Credito e Inversiones (Chile)
4.000%, 02/11/23	700,000	704,607
Banco de Reservas de la Republica Dominicana (Dominican Republic)
7.000%, 02/01/23[1]	300,000	313,500
7.000%, 02/01/23	200,000	209,000
Banco del Estado de Chile (Chile)
2.668%, 01/08/21[1]	200,000	195,500
3.875%, 02/08/22	500,000	503,949
4.125%, 10/07/20	500,000	509,097
Banco Internacional del Peru SAA Interbank (Peru)
8.500%, 04/23/70[2]	500,000	540,000
Banco Internacional del Peru, S.A.A/ Panama (Panama)
5.750%, 10/07/20	1,500,000	1,575,000
Banco Santander Chile (Chile)
3.875%, 09/20/22	150,000	151,275

	Principal
	Amount	Value
Banco Santander Mexico, S.A. Institucion de Banca Multiple Grupo Financiero Santand (Mexico)
5.950%, 01/30/24[2]	$1,204,000	$1,223,565
Banco Santander, S.A. (Spain)
(3-Month LIBOR plus 1.090%) 3.010%, 02/23/23[3]	600,000	605,219
Bancolombia S.A. (Colombia)
6.125%, 07/26/20	200,000	211,000
Banistmo, S.A. (Panama)
3.650%, 09/19/22[1]	200,000	191,800
Bank of America Corp.
(3-Month LIBOR plus 1.021%) 2.881%, 04/24/23[2]	375,000	364,914
Bank of Montreal (Canada)
(USD Swap 5 Year plus 1.432%) 3.803%, 12/15/32[2]	480,000	452,717
Bantrab Senior Trust (Cayman Islands)
9.000%, 11/14/20	150,000	153,975
BBVA Banco Continental, S.A. (Peru)
5.000%, 08/26/22	300,000	313,875
BDO Unibank, Inc., EMTN (Philippines)
2.625%, 10/24/21	600,000	583,634
2.950%, 03/06/23	2,050,000	1,951,174
BNP Paribas S.A. (France)
3.375%, 01/09/25[1]	620,000	593,923
Boston Properties LP
4.125%, 05/15/21	546,000	557,341
Brighthouse Financial, Inc.
3.700%, 06/22/27[1]	615,000	557,290
Capital One Financial Corp.
(3-Month LIBOR plus 0.720%), 3.079%, 01/30/23[3]	475,000	472,792
3.450%, 04/30/21	90,000	90,059
Citigroup, Inc.
(3-Month LIBOR plus 1.100%) 2.985%, 05/17/24[3]	870,000	885,403
Commonwealth Bank of Australia (Australia)
2.750%, 03/10/22[1]	910,000	887,913
Credit Agricole SA/London (United Kingdom)
3.750%, 04/24/23[1]	545,000	539,717
Credit Suisse Group AG (Switzerland)
(3-Month LIBOR plus 1.200%) 3.307%, 12/14/23[1,3]	615,000	627,530
Crown Castle International Corp.
3.650%, 09/01/27	610,000	572,263
3.700%, 06/15/26	600,000	571,009
4.000%, 03/01/27	775,000	749,458
DBS Group Holdings, Ltd. (Singapore)
(3-Month LIBOR plus 0.620%), 2.980%, 07/25/22[1,3]	2,100,000	2,107,881

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Financials - 8.5% (continued)
DBS Group Holdings, Ltd. (Singapore)
(3-Month LIBOR plus 0.620%), 2.980%, 07/25/22[3]	$500,000	$501,876
Digital Realty Trust LP
3.700%, 08/15/27	350,000	332,814
Discover Financial Services
4.100%, 02/09/27	740,000	717,999
ESH Hospitality, Inc.
5.250%, 05/01/25[1]	325,000	318,500
Global Bank Corp. (Panama)
5.125%, 10/30/19	1,300,000	1,326,000
The Goldman Sachs Group, Inc. Series*
(3-Month LIBOR plus 0.780%) 3.139%, 10/31/22[3]	790,000	793,359
HUB International, Ltd.
7.000%, 05/01/26[1]	35,000	35,175
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, 02/01/22	215,000	219,838
Icahn Enterprises, LP/Icahn Enterprises Finance Corp
6.375%, 12/15/25	240,000	241,500
Industrial Senior Trust (Cayman Islands)
5.500%, 11/01/22	800,000	796,688
Interoceanica IV Finance, Ltd.(Cayman Islands)
0.000%, 11/30/254	1,541,153	1,296,495
Itau Corp. (Chile)
3.875%, 09/22/19	2,300,000	2,329,567
Kennedy-Wilson, Inc.
5.875%, 04/01/24[1]	255,000	252,450
Liberty Mutual Group, Inc.
6.500%, 05/01/42[1]	679,000	835,146
Lloyds Banking Group PLC (United Kingdom)
(3-Month LIBOR plus 1.205%) 3.574%, 11/07/28[2]	630,000	587,352
Macquarie Group, Ltd. (Australia)
(3-Month LIBOR plus 1.023%), 3.189%, 11/28/23[1,2]	355,000	340,752
(3-Month LIBOR plus 1.330%), 4.150%, 03/27/24[1,2]	295,000	293,955
Magnesita Finance SA (Luxembourg)
8.625%, 07/05/66[5]	504,000	505,663
Malayan Banking Bhd (Malaysia)
3.905%, 10/29/26[2]	1,800,000	1,788,964
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, 01/15/28	335,000	309,875

	Principal
	Amount	Value
Mitsubishi UFJ Financial Group, Inc. (Japan)
(3-Month LIBOR plus 0.740%) 2.757%, 03/02/23[3]	$595,000	$597,401
Morgan Stanley
(3-Month LIBOR plus 1.340%) 3.591%, 07/22/28[2]	585,000	556,187
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27	330,000	313,500
MUFG Americas Holdings Corp.
2.250%, 02/10/20	315,000	310,292
National Rural Utilities Cooperative Finance Corp.
2.000%, 01/27/20	335,000	329,781
Navient Corp.
6.500%, 06/15/22	295,000	303,481
NFP Corp.
6.875%, 07/15/25[1]	305,000	300,425
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(USD Swap 5 Year plus 2.203%) 4.000%, 10/15/24[2]	1,505,000	1,510,689
Royal Bank of Scotland Group PLC (United Kingdom)
(3-Month LIBOR plus 1.480%) 3.498%, 05/15/23[2]	860,000	842,318
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands)
0.000%, 12/05/22[4]	1,400,000	1,253,000
Springleaf Finance Corp.
6.875%, 03/15/25	165,000	167,063
Sprint Capital Corp.
6.875%, 11/15/28	155,000	158,488
Sumitomo Mitsui Financial Group, Inc. (Japan)
(3-Month LIBOR plus 0.740%) 3.093%, 01/17/23[3]	955,000	958,526
Synchrony Financial
3.000%, 08/15/19	520,000	518,972
3.950%, 12/01/27	55,000	51,186
Temasek Financial I, Ltd. (Singapore)
2.375%, 01/23/23	2,600,000	2,498,434
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, 06/01/25[1]	315,000	312,638
Union Bank of the Philippines, EMTN (Philippines)
3.369%, 11/29/22	500,000	480,575
United Overseas Bank, Ltd., EMTN (Singapore)
3.500%, 09/16/26[2]	1,500,000	1,474,519
3.750%, 09/19/24[2]	1,000,000	1,004,265
Total Financials		57,734,799

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Industrials - 16.8%
1011778 BC ULC / New Red Finance, Inc. (Canada)
5.000%, 10/15/25[1]	$320,000	$309,501
AbbVie, Inc.
4.700%, 05/14/45	583,000	574,059
Adani Ports & Special Economic Zone, Ltd. (India) 3.500%, 07/29/20	300,000	297,127
3.950%, 01/19/22	700,000	690,733
Aeropuerto Internacional de Tocumen SA (Panama)
5.750%, 10/09/23	970,769	1,025,375
Ajecorp BV (Netherlands)
6.500%, 05/14/22	200,000	181,000
AK Steel Corp.
6.375%, 10/15/25	310,000	291,986
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, 03/15/25	215,000	188,394
Alibaba Group Holding, Ltd. (China)
2.800%, 06/06/23	200,000	192,247
3.125%, 11/28/21	200,000	198,683
Altice US Finance I Corp.
5.375%, 07/15/23[1]	200,000	200,750
America Movil, S.A.B de CV (Mexico)
5.000%, 03/30/20	300,000	309,146
American Axle & Manufacturing, Inc.
6.250%, 03/15/26	190,000	188,575
6.625%, 10/15/22	265,000	274,275
Anglo American Capital PLC (United Kingdom)
4.500%, 03/15/28[1]	615,000	603,244
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/46	240,000	248,017
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/48	310,000	306,947
Anthem, Inc.
2.300%, 07/15/18	415,000	414,892
2.950%, 12/01/22	170,000	164,901
Applied Materials, Inc.
4.350%, 04/01/47	310,000	319,534
APT Pipelines, Ltd. (Australia)
4.250%, 07/15/27[1]	1,000,000	980,204
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
6.000%, 02/15/25[1]	200,000	202,750
Arrow Electronics, Inc.
3.875%, 01/12/28	295,000	277,977
Ascend Learning LLC
6.875%, 08/01/25[1]	290,000	295,800
AstraZeneca PLC (United Kingdom)
2.375%, 06/12/22	630,000	604,332

	Principal
	Amount	Value
AT&T, Inc.
5.250%, 03/01/37	$785,000	$800,943
Avantor, Inc.
6.000%, 10/01/24[1]	235,000	236,763
9.000%, 10/01/25[1]	150,000	152,250
Axiata SPV2 Bhd (Malaysia)
Series 2 3.466%, 11/19/20	2,000,000	1,997,240
B&G Foods, Inc.
5.250%, 04/01/25	335,000	307,362
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor, Inc.
4.080%, 12/15/47	610,000	559,328
BAT Capital Corp.
(3-Month LIBOR plus 0.880%) 2.719%, 08/15/22[1,3]	110,000	111,359
Beacon Escrow Corp.
4.875%, 11/01/25[1]	335,000	318,250
Becton Dickinson and Co.
2.894%, 06/06/22	890,000	862,317
Bharat Petroleum Corp. , Ltd. (India)
4.625%, 10/25/22	200,000	204,260
Bharti Airtel International Netherlands BV (Netherlands)
Series REGs 5.125%, 03/11/23	1,300,000	1,311,415
Bharti Airtel, Ltd. (India)
4.375%, 06/10/25	1,200,000	1,149,847
BlueLine Rental Finance Corp.
9.250%, 03/15/24[1]	295,000	314,455
The Boeing Co.
6.875%, 03/15/39	392,000	545,315
Boston Scientific Corp.
4.000%, 03/01/28	310,000	307,138
Boyne USA, Inc.
7.250%, 05/01/25[1]	325,000	337,285
BPRL International Singapore Pte, Ltd., EMTN (Singapore)
4.375%, 01/18/27	1,500,000	1,456,518
Brand Industrial Services, Inc.
8.500%, 07/15/25[1]	45,000	46,575
Builders FirstSource, Inc.
5.625%, 09/01/24[1]	316,000	314,025
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	540,000	564,853
BWAY Holding Co.
5.500%, 04/15/24[1]	215,000	216,978
Camposol SA (Peru)
10.500%, 07/15/21[1]	200,000	213,500
Canadian Natural Resources, Ltd. (Canada)
2.950%, 01/15/23	310,000	299,772

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Industrials - 16.8% (continued)
CB Escrow Corp.
8.000%, 10/15/25[1]	$170,000	$162,350
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000%, 02/01/28[1]	170,000	157,825
Celgene Corp.
4.350%, 11/15/47	625,000	570,669
Celulosa Arauco y Constitucion, S.A. (Chile)
4.750%, 01/11/22	200,000	205,860
Cengage Learning, Inc.
9.500%, 06/15/24[1,6]	255,000	200,175
Centene Corp.
4.750%, 01/15/25	300,000	292,406
CEVA Group PLC (United Kingdom)
7.000%, 03/01/21[1,6]	315,000	318,150
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	605,000	616,221
Cheniere Energy Partners LP
5.250%, 10/01/25[1]	320,000	313,600
Cincinnati Bell, Inc.
7.000%, 07/15/24[1]	185,000	170,644
CK Hutchison International 17 II, Ltd. (Cayman Islands)
2.250%, 09/29/20[1]	200,000	195,586
CK Hutchison International 17, Ltd. (Cayman Islands)
2.875%, 04/05/22	400,000	389,294
3.500%, 04/05/27[1]	1,000,000	957,623
CNOOC Finance 2012, Ltd. (Hong Kong)
3.875%, 05/02/22	800,000	802,962
CNOOC Finance 2015 USA LLC
3.500%, 05/05/25	1,800,000	1,726,297
3.750%, 05/02/23[7]	590,000	587,404
CNPC General Capital, Ltd. (Virgin Islands, British)
3.950%, 04/19/22	300,000	302,956
CNPC HK Overseas Capital, Ltd. (China)
4.500%, 04/28/21	1,800,000	1,854,751
CNX Midstream Partners LP/CNX Midstream Finance Corp.
6.500%, 03/15/26[1]	315,000	308,700
Coca-Cola Femsa SAB de CV (Mexico)
3.875%, 11/26/23	150,000	151,591
Constellation Merger Sub, Inc.
8.500%, 09/15/25[1]	155,000	151,900
Corning, Inc.
4.375%, 11/15/57	625,000	556,783
Cosan Overseas, Ltd. (Cayman Islands)
8.250%, 02/05/67[5]	2,000,000	2,032,500
Coty, Inc.
6.500%, 04/15/26[1]	155,000	151,125

	Principal
	Amount	Value
CRC Escrow Issuer LLC/CRC Finco, Inc.
5.250%, 10/15/25[1]	$325,000	$311,187
CSC Holdings LLC
5.250%, 06/01/24	165,000	155,513
CSI Compressco, LP/CSI Compressco Finance, Inc.
7.500%, 04/01/25[1]	130,000	130,975
CSX Corp.
3.800%, 11/01/46	645,000	581,203
CVS Health Corp.
5.050%, 03/25/48	605,000	619,046
Daimler Finance North America LLC
(3-Month LIBOR plus 0.840%) 3.203%, 05/04/23[1,3]	1,175,000	1,175,000
Dana Financing Luxembourg Sarl (Luxembourg)
5.750%, 04/15/25[1]	155,000	157,713
Delta Air Lines, Inc.
3.625%, 03/15/22	300,000	297,485
3.800%, 04/19/23	295,000	292,975
Digicel Group, Ltd. (Jamaica)
7.125%, 04/01/22[1]	300,000	245,052
7.125%, 04/01/22[6]	1,300,000	1,062,061
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, 06/15/21[1]	160,000	161,000
Dollar Tree, Inc.
4.000%, 05/15/25	585,000	579,870
eBay, Inc.
2.750%, 01/30/23	605,000	581,840
Ecopetrol, S.A. (Colombia)
7.625%, 07/23/19	900,000	951,300
Eldorado Resorts, Inc.
6.000%, 04/01/25	300,000	298,875
Embarq Corp.
7.995%, 06/01/36	165,000	157,555
Embotelladora Andina SA (Chile)
5.000%, 10/01/23	1,600,000	1,667,338
Empresa de Transporte de Pasajeros Metro SA (Chile)
5.000%, 01/25/47[1]	1,150,000	1,173,000
ENA Norte Trust (Panama)
4.950%, 04/25/23	1,152,938	1,186,085
Enable Midstream Partners LP
4.400%, 03/15/27	595,000	576,979
Energy Transfer LP
4.200%, 04/15/27	100,000	95,505
4.750%, 01/15/26	400,000	399,783
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 05/01/24[1]	25,000	19,250
EQT Corp.
3.900%, 10/01/27	645,000	614,807

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.8% (continued)
Expedia, Inc.
3.800%, 02/15/28	$630,000	$575,133
Exterran Energy Solutions, LP/EES Finance Corp
8.125%, 05/01/25	145,000	154,063
Extraction Oil & Gas, Inc.
5.625%, 02/01/26[1]	160,000	155,400
FedEx Corp.
4.750%, 11/15/45	580,000	587,304
Fermaca Enterprises S de RL de CV (Mexico)
6.375%, 03/30/38[1]	228,837	245,428
Fidelity National Information Services, Inc.
3.625%, 10/15/20	423,000	427,470
First Data Corp.
5.750%, 01/15/24[1]	135,000	137,379
7.000%, 12/01/23[1]	130,000	136,354
Flex Acquisition Co, Inc.
6.875%, 01/15/25[1]	315,000	317,166
FMG Resources August 2006 Pty, Ltd. (Australia)
4.750%, 05/15/221,[6]	215,000	213,979
Fomento Economico Mexicano SAB de CV
(Mexico)
2.875%, 05/10/23	200,000	192,857
Ford Motor Co.
7.450%, 07/16/3[1]	510,000	605,236
Foresight Energy LLC/Foresight Energy Finance Corp.
11.500%, 04/01/23[1]	170,000	144,500
Frontier Communications Corp.
8.500%, 04/15/20	80,000	80,800
8.500%, 04/01/26[1,6]	90,000	87,750
FTS International, Inc.
6.250%, 05/01/22	317,000	320,566
General Motors Co.
(3-Month LIBOR plus 0.800%) 2.593%, 08/07/20[3]	210,000	211,505
General Motors Financial Co, Inc.
(3-Month LIBOR plus 0.990%), 3.311%, 01/05/23[3]	540,000	543,159
3.950%, 04/13/24	125,000	122,800
Genesys Telecommunications Laboratories Inc.
10.000%, 11/30/24[1]	280,000	310,100
Georgia-Pacific LLC
3.600%, 03/01/25[1]	580,000	577,349
GFL Environmental, Inc. (Canada)
5.375%, 03/01/23[1]	160,000	158,800
GNL Quintero SA (Chile)
4.634%, 07/31/29	500,000	499,225
Gohl Capital, Ltd. (Isle of Man)
4.250%, 01/24/27	1,500,000	1,446,174

	Principal Amount	Value
Golden Nugget, Inc.
6.750%, 10/15/24[1]	$220,000	$223,850
Grupo Idesa SA de CV (Mexico)
7.875%, 12/18/20[1]	600,000	580,500
7.875%, 12/18/20	600,000	580,500
GTT Communications, Inc.
7.875%, 12/31/24[1]	305,000	312,625
Guanay Finance, Ltd. (Cayman Islands)
6.000%, 12/15/20	1,202,985	1,230,052
Gulfport Energy Corp.
6.375%, 05/15/25	325,000	313,118
GW Honos Security Corp. (Canada)
8.750%, 05/15/25[1]	295,000	308,924
Hasbro, Inc.
3.500%, 09/15/27	265,000	244,389
Hess Infrastructure Partners, LP/Hess Infrastructure Partners Finance Corp
5.625%, 02/15/26[1]	315,000	319,725
Hexion, Inc.
10.375%, 02/01/22[1]	325,000	317,687
Hutchison Whampoa International 12 II, Ltd. (Cayman Islands)
3.250%, 11/08/22	900,000	886,693
Indian Oil Corp, Ltd. (India)
5.750%, 08/01/23	1,700,000	1,814,068
Indian Oil Corp., Ltd. (India)
5.625%, 08/02/21	450,000	473,683
Indigo Natural Resources LLC
6.875%, 02/15/26[1]	185,000	178,525
Informatica LLC
7.125%, 07/15/23[1]	310,000	311,550
Intelsat Jackson Holdings SA (Luxembourg)
5.500%, 08/01/23	210,000	176,663
Inversiones CMPC S.A./Cayman Islands Branch (Cayman Islands)
4.500%, 04/25/22	700,000	717,177
Inversiones CMPC, S.A. (Chile)
6.125%, 11/05/19	100,000	104,125
IRB Holding Corp.
6.750%, 02/15/26[1]	315,000	304,762
Iridium Communications, Inc.
10.250%, 04/15/23[1]	155,000	161,975
Jabil, Inc.
3.950%, 01/12/28	90,000	85,835
JBS USA LUX, S.A./JBS USA Finance, Inc.
6.750%, 02/15/28[1]	130,000	124,963
Jeld-Wen, Inc.
4.625%, 12/15/25[1]	155,000	149,141
KAR Auction Services, Inc.
5.125%, 06/01/25[1]	135,000	131,288

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Industrials - 16.8% (continued)
The Kenan Advantage Group Inc.
7.875%, 07/31/23[1]	$75,000	$76,500
Kinder Morgan Energy Partners LP, MTN
6.950%, 01/15/38	605,000	712,397
Kraft Heinz Foods Co.
2.000%, 07/02/18	265,000	264,771
2.800%, 07/02/20	375,000	372,449
Kratos Defense & Security Solutions, Inc.
6.500%, 11/30/25[1]	185,000	191,013
The Kroger Co.
3.400%, 04/15/22	580,000	576,385
Kronos Acquisition Holdings, Inc. (Canada)
9.000%, 08/15/23[1]	325,000	311,187
Level 3 Communications, Inc.
5.750%, 12/01/22	125,000	126,250
Level 3 Financing, Inc.
5.375%, 01/15/24	305,000	302,712
Lima Metro Line 2 Finance, Ltd. (Cayman Islands)
5.875%, 07/05/34	1,000,000	1,017,500
Live Nation Entertainment, Inc.
5.625%, 03/15/26[1]	95,000	95,000
Lockheed Martin Corp.
4.700%, 05/15/46	555,000	591,310
LTF Merger Sub, Inc.
8.500%, 06/15/23[1]	305,000	321,012
Match Group, Inc.
5.000%, 12/15/27[1]	305,000	299,662
McDonald’s Corp., MTN
4.450%, 03/01/47	245,000	245,561
MEG Energy Corp. (Canada)
7.000%, 03/31/24[1]	185,000	166,500
Mexico City Airport Trust (Mexico)
4.250%, 10/31/26[1]	700,000	658,566
The Mosaic Co
4.050%, 11/15/27	640,000	605,461
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/26[1]	135,000	136,181
Nabors Industries, Inc.
5.750%, 02/01/25[1]	190,000	180,263
Newell Brands Inc.
5.500%, 04/01/46	555,000	575,053
Nexstar Broadcasting, Inc.
5.625%, 08/01/24[1]	135,000	133,313
Noble Holding International, Ltd. (Cayman Islands)
7.875%, 02/01/26[1]	80,000	80,700
NVA Holdings, Inc.
6.875%, 04/01/26[1]	300,000	303,000

	Principal
	Amount	Value
OAS Finance, Ltd. (Virgin Islands, British)
(US Treasury 5 Year plus 8.186%), 8.875%, 07/25/66[1,5,8]	$400,000	$26,500
8.875%, 07/25/66[5,8]	600,000	39,750
Odebrecht Finance, Ltd. (Cayman Islands)
7.125%, 06/26/42	400,000	117,680
Omnicom Group, Inc.
3.600%, 04/15/26	595,000	570,094
ONGC Videsh Vankorneft Pte, Ltd. (Singapore)
3.750%, 07/27/26	2,500,000	2,368,350
Oracle Corp.
4.125%, 05/15/45	565,000	556,744
Orange SA (France)
1.625%, 11/03/19	75,000	73,611
2.750%, 02/06/19	454,000	454,220
Owens Corning
4.400%, 01/30/48	320,000	285,778
Packaging Corp of America
3.400%, 12/15/27	310,000	291,120
Par Petroleum LLC/Petroleum Finance Corp.
7.750%, 12/15/25[1]	160,000	163,200
Peabody Energy Corp.
6.000%, 03/31/22[1]	300,000	309,285
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.200%, 04/01/27[1]	300,000	296,518
Pesquera Exalmar S.A.A. (Peru)
7.375%, 01/31/20	400,000	398,000
Petroleos Mexicanos (Mexico)
6.350%, 02/12/48[1]	270,000	248,940
6.750%, 09/21/47	340,000	329,630
Petronas Capital, Ltd. (Malaysia)
3.500%, 03/18/25	1,300,000	1,265,273
Petronas Global Sukuk , Ltd. (Malaysia)
2.707%, 03/18/20	1,100,000	1,088,751
PetSmart, Inc.
5.875%, 06/01/25[1]	40,000	29,000
7.125%, 03/15/23[1]	285,000	167,438
Phillips 66
5.875%, 05/01/42	241,000	284,372
Pilgrim’s Pride Corp.
5.750%, 03/15/25[1]	320,000	313,600
Pisces Midco, Inc.
8.000%, 04/15/26[1]	50,000	50,265
Plastipak Holdings, Inc.
6.250%, 10/15/25[1]	155,000	151,125
Platform Specialty Products Corp.
5.875%, 12/01/25[1]	260,000	253,825
Polaris Intermediate Corp., PIK
8.500%, 12/01/22[1,9]	145,000	147,538
Post Holdings, Inc.
5.500%, 03/01/25[1]	290,000	285,650

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Industrials - 16.8% (continued)
Prime Security Services Borrower LLC
9.250%, 05/15/23[1]	$215,000	$231,394
PSA International Pte, Ltd., GMTN (Singapore)
3.875%, 02/11/21	600,000	611,897
QEP Resources, Inc.
5.250%, 05/01/23	155,000	151,900
5.625%, 03/01/26[6]	170,000	163,413
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 02/15/25[1]	155,000	144,150
Reliance Holding USA, Inc.
5.400%, 02/14/22	2,400,000	2,509,392
Republic Services, Inc.
3.375%, 11/15/27	550,000	520,302
Reynolds American, Inc.
4.000%, 06/12/22	410,000	413,809
Riverbed Technology, Inc.
8.875%, 03/01/23[1]	235,000	218,256
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/28	315,000	297,404
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	705,000	725,832
SACI Falabella (Chile)
3.750%, 04/30/23	900,000	884,163
Sanchez Energy Corp.
6.125%, 01/15/23[6]	165,000	119,988
SBA Tower Trust
3.168%, 04/11/22[1]	400,000	395,874
Select Medical Corp.
6.375%, 06/01/21	295,000	300,531
The ServiceMaster Co. LLC
5.125%, 11/15/24[1]	90,000	87,885
Shire Acquisitions Investments (Ireland)
2.875%, 09/23/23	615,000	580,738
SingTel Group Treasury Pte, Ltd., EMTN (Singapore)
4.500%, 09/08/21	700,000	725,595
Sinopec Group Overseas Development 2016, Ltd. (China)
2.750%, 05/03/21	500,000	489,857
2.750%, 09/29/26	1,600,000	1,436,414
Sirius XM Radio, Inc.
5.375%, 07/15/26[1]	215,000	211,259
Six Flags Entertainment Corp.
4.875%, 07/31/24[1]	150,000	146,625
Sixsigma Networks Mexico SA de CV (Mexico)
8.250%, 11/07/21[1]	200,000	208,500
Smithfield Foods, Inc.
4.250%, 02/01/27[1]	630,000	615,345

	Principal
	Amount	Value
Solera LLC
10.500%, 03/01/24[1]	$200,000	$223,500
Sophia LP/Sophia Finance, Inc.
9.000%, 09/30/23[1]	280,000	296,100
Sprint Corp.
7.125%, 06/15/24	235,000	242,565
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 03/20/25[1]	200,000	202,500
Staples, Inc.
8.500%, 09/15/25[1,6]	30,000	28,125
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500%, 06/15/25[1]	145,000	149,713
Sunoco Logistics Partners Operations LP
3.900%, 07/15/26	1,000,000	941,010
Sunoco LP/Sunoco Finance Corp.
5.500%, 02/15/26[1]	155,000	149,963
Sydney Airport Finance Co. Pty, Ltd. (Australia)
3.375%, 04/30/25[1]	990,000	947,727
Sysco Corp.
3.250%, 07/15/27	610,000	576,244
Tapstone Energy LLC/Tapstone Energy Finance Corp.
9.750%, 06/01/22[1]	180,000	156,096
Targa Resources Partners, LP/Targa Resources Partners Finance Corp.
5.875%, 04/15/26[1]	175,000	174,344
Team Health Holdings, Inc.
6.375%, 02/01/25[1,6]	315,000	275,625
TEGNA, Inc.
4.875%, 09/15/21[1]	140,000	142,100
Telefonica Chile SA (Chile)
3.875%, 10/12/22	900,000	894,011
Telesat Canada/Telesat LLC (Canada)
8.875%, 11/15/24[1]	215,000	235,963
Tempur Sealy International Inc.
5.500%, 06/15/26	325,000	308,750
Tencent Holdings, Ltd. (China)
2.875%, 02/11/20	400,000	397,812
(3-Month LIBOR plus 0.605%), 2.960%, 01/19/23[1,3]	800,000	803,745
3.375%, 05/02/19	800,000	802,924
Tenet Healthcare Corp.
7.000%, 08/01/25[1,6]	240,000	236,700
8.125%, 04/01/22	75,000	78,375
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
6.750%, 03/01/28[1,6]	200,000	197,701
Teva Pharmaceutical Finance Netherlands III (Netherlands)
2.800%, 07/21/23	860,000	720,787

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Industrials - 16.8% (continued)
T-Mobile USA, Inc.
4.500%, 02/01/26	$100,000	$96,375
TransDigm, Inc.
6.375%, 06/15/26	300,000	302,250
TransMontaigne Partners, LP/TLP Finance Corp.
6.125%, 02/15/26	145,000	145,000
Transocean Proteus, Ltd. (Cayman Islands)
6.250%, 12/01/24[1]	229,500	236,672
Transportadora de Gas Internacional SA ESP (Colombia)
5.700%, 03/20/22	200,000	204,020
Trident Merger Sub, Inc.
6.625%, 11/01/25[1]	155,000	152,288
Triumph Group, Inc.
7.750%, 08/15/25	215,000	220,913
Union Pacific Corp.
3.000%, 04/15/27	400,000	381,835
Universal Hospital Services, Inc.
7.625%, 08/15/20	235,000	237,937
UPL Corp, Ltd. (Mauritius)
3.250%, 10/13/21	1,100,000	1,071,508
USA Compression Partners, LP/USA Compression Finance Corp.
6.875%, 04/01/26[1]	230,000	235,463
Valeant Pharmaceuticals International
9.250%, 04/01/26[1]	160,000	163,600
Valeant Pharmaceuticals International, Inc.
5.500%, 11/01/25[1]	75,000	74,906
7.000%, 03/15/24[1]	90,000	95,260
Verizon Communications, Inc.
4.400%, 11/01/34	550,000	532,554
Viking Cruises, Ltd.
5.875%, 09/15/27[1]	325,000	314,437
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, 04/15/23[1]	135,000	127,238
Vizient, Inc.
10.375%, 03/01/24[1]	270,000	300,375
Waste Pro USA, Inc.
5.500%, 02/15/26[1]	195,000	193,479
Weatherford International LLC
9.875%, 03/01/25[1,6]	15,000	14,400
Weatherford International, Ltd.
9.875%, 02/15/24[6]	75,000	72,938
WellCare Health Plans, Inc.
5.250%, 04/01/25	225,000	226,710
WestRock Co.
3.750%, 03/15/25[1]	615,000	604,902
Whiting Petroleum Corp.
6.625%, 01/15/26[1,6]	315,000	323,269

	Principal
	Amount	Value
Williams Partners LP
3.750%, 06/15/27	$290,000	$273,040
Xerium Technologies, Inc.
9.500%, 08/15/21	80,000	83,600
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/20	590,000	584,634
Total Industrials		114,490,790
Utilities - 2.2%
AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands)
7.950%, 05/11/26[1]	1,000,000	1,076,250
American Electric Power Co, Inc.
Series F 2.950%, 12/15/22	1,300,000	1,268,763
American Water Capital Corp.
3.400%, 03/01/25	775,000	767,840
Calpine Corp.
5.750%, 01/15/25[6]	95,000	87,163
Duke Energy Corp.
3.750%, 09/01/46	110,000	98,083
3.950%, 08/15/47	350,000	323,669
Duke Energy Progress LLC
4.150%, 12/01/44	465,000	472,258
Duquesne Light Holdings, Inc.
3.616%, 08/01/27[1]	500,000	475,767
Edison International
4.125%, 03/15/28	610,000	606,281
Engie Energia Chile, S.A. (Chile)
5.625%, 01/15/21	700,000	734,950
Eversource Energy
Series K 2.750%, 03/15/22	1,000,000	974,512
Exelon Corp.
3.400%, 04/15/26	1,000,000	957,162
Fortis, Inc. (Canada)
2.100%, 10/04/21	545,000	520,680
ITC Holdings Corp.
3.250%, 06/30/26	1,000,000	945,079
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	290,000	278,848
NextEra Energy Operating Partners LP
4.500%, 09/15/27[1]	330,000	308,963
NGL Energy Partners LP/NGL Energy Finance Corp.
7.500%, 11/01/23	160,000	160,200
Sierra Pacific Power Co.
2.600%, 05/01/26	1,300,000	1,203,042
The Southern Co.
1.850%, 07/01/19	110,000	108,634

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Utilities - 2.2% (continued)
The Southern Co. 2.450%, 09/01/18	$830,000	$829,400
SP PowerAssets, Ltd. (Singapore) Series 21 2.700%, 09/14/22	1,300,000	1,265,486
Transelec, S.A. (Chile) 4.625%, 07/26/23[1]	300,000	309,774
4.625%, 07/26/23	200,000	206,516
Xcel Energy, Inc. 3.300%, 06/01/25	1,300,000	1,262,073
Total Utilities		15,241,393
Total Corporate Bonds and Notes (Cost $193,235,850)		187,466,982
Asset-Backed Securities - 9.7%
Adams Mill CLO, Ltd.
Series 2014-1A, Class D1 (3-Month LIBOR plus 3.500%), 5.848%, 07/15/26 (07/16/18)[1,3]	250,000	250,972
AIMCO CLO Series
Series 2018-AA, Class D (3-Month LIBOR plus 2.550%), 4.390%, 04/17/31 (10/17/18)[1,3]	500,000	489,312
ALM VII R, Ltd.
Series 2013-7RA, Class CR (3-Month LIBOR plus 4.040%), 6.388%, 10/15/28 (07/16/18)[1,3]	1,000,000	1,021,278
ALM XIX, Ltd.
Series 2016-19A, Class B (3-Month LIBOR plus 3.000%), 5.348%, 07/15/28 (07/16/18)[1,3]	500,000	506,058
Series 2016-19A, Class C (3-Month LIBOR plus 4.350%), 6.698%, 07/15/28 (07/16/18)[1,3]	500,000	507,212
Apidos CLO XII
Series 2013-12A, Class DR (3-Month LIBOR plus 2.600%), 4.638%, 04/15/31 (07/16/18)[1,3]	500,000	498,274
Apidos CLO XVI
Series 2013-16A, Class BR (3-Month LIBOR plus 1.950%), 4.305%, 01/19/25 (07/19/18)[1,3]	500,000	500,819
Apidos CLO XVIII
Series 2014-18A, Class D (3-Month LIBOR plus 5.200%), 7.562%, 07/22/26 (07/23/18)[1,3]	250,000	250,065
Apidos CLO XX
Series 2015-20A, Class C (3-Month LIBOR plus 3.700%), 6.048%, 01/16/27 (07/16/18)[1,3]	500,000	502,049

	Principal
	Amount	Value
Apidos CLO XXI
Series 2015-21A, Class C (3-Month LIBOR plus 3.550%), 5.905%, 07/18/27 (07/18/18)[1,3]	$500,000	$501,998
Atrium IX
Series 9A, Class DR (3-Month LIBOR plus 3.600%), 5.584%, 05/28/30 (05/29/18)[1,3]	1,000,000	1,006,365
Babson CLO, Ltd.
Series 2014-3A, Class E2 (3-Month LIBOR plus 6.500%), 8.848%, 01/15/26 (07/16/18)[1,3]	250,000	250,001
Series 2015-2A, Class DR (3-Month LIBOR plus 2.950%), 5.309%, 10/20/30 (07/20/18)[1,3]	500,000	501,483
Series 2015-IA, Class DR (3-Month LIBOR plus 2.600%), 4.959%, 01/20/31 (07/20/18)[1,3]	500,000	499,400
Barings CLO, Ltd.
Series 2017-1A, Class D (3-Month LIBOR plus 3.600%), 5.955%, 07/18/29 (07/18/18)[1,3]	1,000,000	1,009,783
Series 2018-1A, Class C (3-Month LIBOR plus 2.600%), 4.921%, 04/15/31 (07/16/18)[1,3]	350,000	349,987
Bayview Financial Acquisition Trust
Series 2007-A, Class 1A5 6.101%, 05/28/37[1][0]	235,796	242,905
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class B 5.682%, 12/16/41[1,10]	921,875	914,214
BlueMountain CLO, Ltd.
Series 2013-1A, Class CR (3-Month LIBOR plus 4.150%), 6.509%, 01/20/29 (07/20/18)[1,3]	1,000,000	1,010,388
Series 2015-2A, Class C (3-Month LIBOR plus 2.700%), 5.055%, 07/18/27 (07/18/18)[1,3]	500,000	502,064
Series 2015-2A, Class D (3-Month LIBOR plus 3.550%), 5.905%, 07/18/27 (07/18/18)[1,3]	1,000,000	1,003,974
Series 2016-2A, Class C (3-Month LIBOR plus 4.100%), 5.985%, 08/20/28 (05/21/18)[1,3]	1,000,000	1,005,646
CAL Funding
Series 2018-1A, Class A 3.960%, 02/25/43[1]	737,500	738,177
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1A, Class CR (3-Month LIBOR plus 2.750%), 5.109%, 01/30/31 (07/30/18)[1,3]	500,000	489,398
Canyon Capital CLO, Ltd.
Series 2017-1A, Class D (3-Month LIBOR plus 3.600%), 5.948%, 07/15/30 (07/16/18)[1,3]	500,000	503,292

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Asset-Backed Securities - 9.7% (continued)
Castle Aircraft Securitiz
Series 2015-1A, Class A 4.703%, 12/15/40[1,10]	$1,639,135	$1,636,498
CLI Funding V LLC
Series 2013-2A, Class NOTE 3.220%, 06/18/28[1]	721,900	712,201
Cook Park CLO
Series 2018-1A, Class D (3-Month LIBOR plus 2.600%), 4.948%, 04/17/30 (10/17/18)[1,3]	750,000	749,949
Credit Suisse Commercial Mortgage Trust
Series 2015-PR2, Class A1 4.250%, 07/26/55[1,10]	2,190,061	2,156,689
Credit-Based Asset Servicing & Securitization LLC
Series 2007-MX1, Class A4 6.231%, 12/25/36[1,10]	100,000	107,143
Dryden 57 CLO, Ltd.
Series 2018-57A, Class D (3-Month LIBOR plus 2.550%), 4.440%, 05/15/31 (08/15/18)[1,3]	500,000	495,000
ECAF I, Ltd.
Series 2015-1A, Class A1 3.473%, 06/15/40[1]	553,886	548,979
Galaxy XVIII CLO, Ltd.
Series 2014-18A, Class D1 (3-Month LIBOR plus 3.700%), 6.048%, 10/15/26 (07/16/18)[1,3]	500,000	501,950
Galaxy XXII CLO, Ltd.
Series 2016-22A, Class D (3-Month LIBOR plus 4.450%), 6.798%, 07/16/28 (07/16/18)[1,3]	1,000,000	1,005,656
Gilbert Park CLO, Ltd.
Series 2017-1A, Class D (3-Month LIBOR plus 2.950%), 5.298%, 10/15/30 (07/16/18)[1,3]	500,000	503,003
Series 2017-1A, Class E (3-Month LIBOR plus 6.400%), 8.748%, 10/15/30 (07/16/18)[1,3]	1,000,000	1,030,416
Global SC Finance II SRL
Series 2014-1A, Class A1 3.190%, 07/17/29[1]	859,375	845,008
Goldentree Loan Opportunities X, Ltd.
Series 2015-10A, Class D (3-Month LIBOR plus 3.350%), 5.709%, 07/20/27 (07/20/18)[1,3]	500,000	500,375
GSAA Home Equity Trust
Series 2006-15, Class AF3B 5.933%, 09/25/36[2]	757,000	109,460

	Principal
	Amount	Value
Halcyon Loan Advisors Funding, Ltd.
Series 2013-2A, Class C (3-Month LIBOR plus 2.700%), 5.058%, 08/01/25 (08/01/18)[1,3]	$250,000	$250,535
Invitation Homes Trust
Series 2018-SFR1, Class C (1-Month LIBOR plus 1.250%), 3.146%, 03/17/37 (05/17/18)[1,3]	1,745,000	1,748,444
Series 2018-SFR1, Class D (1-Month LIBOR plus 1.450%), 3.346%, 03/17/37 (05/17/18)[1,3]	1,150,000	1,153,667
LCM XIV LP
Series 14A, Class D (3-Month LIBOR plus 3.500%), 5.848%, 07/15/25 (07/16/18)[1,3]	250,000	250,454
LCM XVIII LP
Series 19A, Class D (3-Month LIBOR plus 3.450%), 5.798%, 07/15/27 (07/16/18)[1,3]	1,000,000	1,004,629
Madison Park Funding XV, Ltd.
Series 2014-15A, Class CR (3-Month LIBOR plus 3.450%), 5.816%, 01/27/26 (07/27/18)[1,3]	500,000	501,213
Magnetite IX, Ltd.
Series 2014-9A, Class BR (3-Month LIBOR plus 2.000%), 4.360%, 07/25/26 (07/25/18)[1,3]	500,000	500,588
Mosaic Solar Loan Trust
Series 2018-1A, Class A 4.010%, 06/22/43[1]	1,500,000	1,499,923
Mosaic Solar Loans LLC
Series 2017-1A, Class A 4.450%, 06/20/42[1]	664,574	673,823
MP CLO, VI Ltd.
Series 2014-2A, Class DR (3-Month LIBOR plus 3.500%), 5.848%, 01/15/27 (07/16/18)[1,3]	500,000	501,533
Neuberger Berman Loan Advisers CLO, 27 Ltd.
Series 2018-27A, Class D (3-Month LIBOR plus 2.600%), 4.617%, 01/15/30
(07/16/18)[1,3]	500,000	494,732
Octagon Investment Partners XV, Ltd.
Series 2013-1A, Class DR (3-Month LIBOR plus 3.700%), 6.055%, 07/19/30 (07/19/18)[1,3]	1,000,000	1,008,042
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class D (3-Month LIBOR plus 3.350%), 5.703%, 07/17/25 (07/17/18)[1,3]	250,000	250,345

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Asset-Backed Securities - 9.7% (continued)
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class E (3-Month LIBOR plus 4.500%), 6.853%, 07/17/25 (07/17/18)[1,3]	$250,000	$246,612
Octagon Investment Partners XXI, Ltd.
Series 2014-1A, Class C (3-Month LIBOR plus 3.650%), 5.483%, 11/14/26 (05/14/18)[1,3]	250,000	250,863
Octagon Investment Partners XXII, Ltd.
Series 2014-1A, Class ERR (3-Month LIBOR plus 5.450%), 7.812%, 01/22/30 (07/23/18)[1,3]	500,000	499,000
Octagon Investment Partners XXVII, Ltd.
Series 2016-1A, Class C (3-Month LIBOR plus 3.000%), 5.348%, 07/15/27 (07/16/18)[1,3]	250,000	250,693
Series 2016-1A, Class D (3-Month LIBOR plus 4.750%), 7.098%, 07/15/27 (07/16/18)[1,3]	500,000	502,253
Octagon Investment Partners XXX, Ltd.
Series 2017-1A, Class C (3-Month LIBOR plus 3.500%), 5.859%, 03/17/30 (07/20/18)[1,3]	500,000	503,095
Series 2017-1A, Class D (3-Month LIBOR plus 6.200%), 8.559%, 03/17/30 (07/20/18)[1,3]	250,000	251,206
OneMain Financial Issuance Trust
Series 2015-1A, Class A 3.190%, 03/18/26[1]	1,440,820	1,444,620
Series 2015-2A, Class A 2.570%, 07/18/25[1]	153,708	153,828
PRPM LLC
Series 2017-2A, Class A1 3.470%, 09/25/22[1,10]	4,322,978	4,308,331
SpringCastle America Funding LLC
Series 2016-AA, Class A 3.050%, 04/25/29[1]	1,078,118	1,068,629
Springleaf Funding Trust
Series 2015-AA, Class A 3.160%, 11/15/24[1]	1,591,866	1,591,619
Sprite 2017-1, Ltd.
Series 2017-1, Class A 4.250%, 12/15/37[1]	486,737	484,801
Symphony CLO XIV, Ltd.
Series 2014-14A, Class D2 (3-Month LIBOR plus 3.600%), 5.948%, 07/14/26 (07/16/18)[1,3]	750,000	752,919
TAL Advantage VI LLC
Series 2017-1A, Class A 4.500%, 04/20/42	904,043	922,979

	Principal
	Amount	Value
TCI-Cent CLO, Ltd.
Series 2016-1A, Class C (3-Month LIBOR plus 4.000%), 6.366%, 12/21/29 (07/27/18)[1,3]	$1,000,000	$1,014,177
TCI-Flatiron CLO, Ltd.
Series 2016-1A, Class C (3-Month LIBOR plus 3.050%), 5.403%, 07/17/28 (07/17/18)[1,3]	750,000	756,889
TCI-Symphony CLO, Ltd.
Series 2016-1A, Class D (3-Month LIBOR plus 3.800%), 6.142%, 10/13/29 (07/13/18)[1,3]	1,000,000	1,006,964
THL Credit Wind River CLO, Ltd.
Series 2013-1A, Class CR (3-Month LIBOR plus 3.650%), 6.009%, 07/20/30 (07/20/18)[1,3]	250,000	253,277
Series 2014-1A, Class DR (3-Month LIBOR plus 3.500%), 5.855%, 04/18/26 (07/18/18)[1,3]	1,000,000	1,001,639
Series 2016-1A, Class C (3-Month LIBOR plus 3.200%), 5.548%, 07/15/28 (07/16/18)[1,3]	500,000	502,300
Series 2016-1A, Class D (3-Month LIBOR plus 4.650%), 6.998%, 07/15/28 (07/16/18)[1,3]	250,000	251,252
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class A 4.212%, 05/17/32[1,10]	467,262	472,273
Towd Point Mortgage Trust
Series 2015-6, Class A1B 2.750%, 04/25/55[1,2]	2,952,558	2,919,163
Trinity Rail Leasing 2010 LLC
Series 2010-1A, Class A 5.194%, 10/16/40[1]	945,391	991,308
Triton Container Finance V LLC
Series 2018-1A, Class A 3.950%, 03/20/43[1]	495,833	494,660
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2 4.072%, 02/16/43[1]	698,833	698,564
VB-S1 Issuer LLC
Series 2018-1A, Class D 4.122%, 02/15/48[1]	1,500,000	1,490,442
VOLT LXII LLC
Series 2017-NPL9, Class A1 3.125%, 09/25/47[1,10]	4,244,181	4,214,850
Westcott Park CLO, Ltd.
Series 2016-1A, Class D (3-Month LIBOR plus 4.350%), 6.709%, 07/20/28 (07/20/18)[1,3]	1,000,000	1,016,512
Total Asset-Backed Securities (Cost $65,876,909)		66,111,087

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Mortgage-Backed Securities - 16.4%
Alternative Loan Trust
Series 2007-18CB, Class 2A17 6.000%, 08/25/37	$51,840	$46,911
Series 2007-23CB, Class A3 (1-Month LIBOR plus 0.500%), 2.397%, 09/25/37 (05/25/18)[3]	221,744	147,019
Series 2007-23CB, Class A4 (6.500% minus 1-Month LIBOR, Cap 6.500%, Floor 0.000%), 4.603%, 09/25/37 (05/25/18)[3,11]	211,728	38,750
Series 2007-J2, Class 2A1 6.000%, 07/25/37	1,105,698	1,077,177
Banc of America Funding Trust
Series 2006-B, Class 7A1 3.772%, 03/20/36 [2]	295,139	278,287
Series 2010-R9, Class 3A3 5.500%, 12/26/35 [1]	426,558	366,378
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, Class A (1-Month LIBOR plus 0.722%), 2.619%, 03/15/37 (05/15/18)[1,3]	918,000	914,939
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1-Month LIBOR plus 1.200%), 3.097%, 08/15/36 (05/15/18)[1,3]	132,000	132,559
Series 2017-DELC, Class D (1-Month LIBOR plus 1.700%), 3.597%, 08/15/36 (05/15/18)[1,3]	150,000	150,460
Series 2017-DELC, Class E (1-Month LIBOR plus 2.500%), 4.397%, 08/15/36 (05/15/18)[1,3]	314,000	315,264
Series 2017-DELC, Class F (1-Month LIBOR plus 3.500%), 5.397%, 08/15/36 (05/15/18)[1,3]	301,000	303,544
BBCMS Trust
Series 2015-STP, Class D 4.427%, 09/10/28 [1,2]	630,000	626,846
Series 2017-C1, Class XA 1.687%, 02/15/50 [2,11]	7,899,093	782,709
Bear Stearns Asset Backed Securities I Trust
Series 2004-AC2, Class 2A 5.000%, 05/25/34	85,821	85,889
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26, Class AJ 5.566%, 01/12/45[2]	450,000	406,842
BX Trust
Series 2017-SLCT, Class D (1-Month LIBOR plus 2.050%), 3.947%, 07/15/34 (05/15/18)[1,3]	336,000	337,471
Series 2017-SLCT, Class E (1-Month LIBOR plus 3.150%), 5.047%, 07/15/34 (05/15/18)[1,3]	552,000	555,798

	Principal
	Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XA 1.225%, 01/10/48 [2,11]	$8,995,299	$567,583
Series 2016-C4, Class C 5.038%, 05/10/58 [2]	858,000	869,200
Series 2016-C7, Class A3 3.839%, 12/10/54	940,000	948,853
CHT 2017-COSMO Mortgage Trust
Series 2017-CSMO, Class E (1-Month LIBOR plus 3.000%), 4.897%, 11/15/36 (12/15/22)[1,3]	609,000	614,005
Series 2017-CSMO, Class F (1-Month LIBOR plus 3.741%), 5.638%, 11/15/36 (12/15/22)[1,3]	325,000	328,573
Citicorp Mortgage Securities Trust Series
Series 2007-2, Class 3A1 5.500%, 02/25/37	2,234	2,236
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class XA 1.972%, 09/10/45 [1,2,11]	690,377	41,666
Series 2014-GC25, Class XA 1.181%, 10/10/47 [2,11]	4,778,461	253,357
Series 2015-GC27, Class D 4.576%, 02/10/48 [1,2]	440,700	373,827
Series 2015-GC31, Class C 4.198%, 06/10/48 [2]	780,000	740,080
Series 2015-GC35, Class C 4.650%, 11/10/48 [2]	235,000	229,410
Series 2015-GC35, Class XA 1.034%, 11/10/48 [2,11]	7,419,376	327,950
Series 2016-GC36, Class XA 1.485%, 02/10/49 [2,11]	7,672,216	576,676
Series 2016-P3, Class XA 1.869%, 04/15/49 [2,11]	5,478,016	524,672
Series 2016-P4, Class XA 2.161%, 07/10/49 [2,11]	6,679,538	771,421
Series 2016-P6, Class A5 3.720%, 12/10/49 [2]	756,000	759,325
Series 2016-SMPL, Class D 3.520%, 09/10/31 [1]	952,000	935,464
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1A2 3.776%, 03/25/36 [2]	1,148,070	1,134,516
Series 2010-7, Class 11A1 5.250%, 07/25/36 [1,2]	1,620,732	1,640,883
COBALT Commercial Mortgage Trust
Series 2007-C2, Class AJFX 5.568%, 04/15/47[2]	265,109	267,432
COMM Mortgage Trust
Series 2016-DC2, Class C 4.796%, 02/10/49 [2]	453,000	433,481
Series 2016-DC2, Class XA 1.209%, 02/10/49 [2,11]	6,695,788	403,193
Series 2016-GCT, Class E 3.577%, 08/10/29 [1,2]	780,000	747,367

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Mortgage-Backed Securities - 16.4% (continued)
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA 2.040%, 10/15/45 [2,11]	$1,534,820	$104,345
Series 2013-CR10, Class XA 1.027%, 08/10/46 [2,11]	19,841,644	546,242
Series 2014-CR20, Class C 4.654%, 11/10/47 [1,2]	300,000	298,165
Series 2015-CR23, Class D 4.395%, 05/10/48 [2]	350,000	287,381
Series 2015-CR25, Class C 4.697%, 08/10/48 [2]	470,000	462,889
Series 2015-CR26, Class B 4.643%, 10/10/48 [2]	600,000	619,827
Series 2015-CR26, Class XA 1.184%, 10/10/48 [2,11]	8,243,726	447,531
Series 2015-LC23, Class C 4.801%, 10/10/48 [2]	585,000	565,881
Series 2016-CR28, Class C 4.802%, 02/10/49 [2]	807,000	821,616
Core Industrial Trust
Series 2015-CALW, Class D 3.979%, 02/10/34[1,2]	500,000	496,846
Countrywide Alternative Loan Trust
Series 2005-86CB, Class A5 5.500%, 02/25/36	854,556	762,396
Series 2006-J1, Class 2A1 7.000%, 02/25/36	449,840	185,677
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-HYB8, Class 4A1 3.404%, 12/20/35[2]	404,335	391,587
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-14, Class A15 6.500%, 09/25/37	1,009,365	920,444
Series 2007-2, Class A13 6.000%, 03/25/37	385,187	335,491
Series 2007-7, Class A4 5.750%, 06/25/37	69,466	61,202
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-9, Class 5A9 5.500%, 10/25/35	1,132,071	1,020,866
Credit Suisse Mortgage Capital Certificates
Series 2007-1, Class 5A4 6.000%, 02/25/37	599,061	544,182
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA 1.964%, 01/15/49[2,11]	6,943,090	686,547
CSMC Trust
Series 2013-IVR4, Class A11 3.474%, 07/27/43 [1,2]	2,869,111	2,840,534
Series 2013-IVR4, Class A2 3.000%, 07/25/43 [1,2]	2,869,111	2,762,865

	Principal
	Amount	Value
CSMC Trust
Series 2017-CHOP, Class D (1-Month LIBOR plus 1.900%), 3.797%, 07/15/32 (05/15/18)[1,3]	$261,000	$262,148
Series 2017-CHOP, Class E (1-Month LIBOR plus 3.300%), 5.197%, 07/15/32 (05/15/18)[1,3]	261,000	262,715
DBJPM
Series 2016-C1, Class C 3.504%, 05/10/49 [2]	534,000	488,576
Series 2016-C1, Class XA 1.646%, 05/10/49 [2,11]	7,637,938	664,383
Fannie Mae-Aces
Series 2016-M3, Class A2 2.702%, 02/25/26	757,000	725,010
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA4, Class 1A6 5.500%, 06/25/35	1,968,284	1,867,935
Series 2006-AA7, Class A1 3.321%, 01/25/37 [2]	2,211,486	2,015,257
FirstKey Mortgage Trust
Series 2014-1, Class A8 3.500%, 11/25/44[1,2]	3,904,491	3,846,400
FREMF Mortgage Trust
Series 2016-KF22, Class B (1-Month LIBOR plus 5.050%), 6.933%, 07/25/23 (05/25/18)[1,3]	329,795	332,867
Great Wolf Trust
Series 2017-WOLF, Class D (1-Month LIBOR plus 2.100%), 4.147%, 09/15/34 (05/15/18)[1,3]	274,000	275,549
Series 2017-WOLF, Class E (1-Month LIBOR plus 3.100%), 5.147%, 09/15/34 (05/15/18)[1,3]	425,000	429,198
Series 2017-WOLF, Class F (1-Month LIBOR plus 4.070%), 6.117%, 09/15/34 (05/15/18)[1,3]	226,000	228,480
GS Mortgage Securities Trust
Series 2014-GC26, Class C 4.660%, 11/10/47 [2]	391,000	384,338
Series 2014-GC26, Class D 4.660%, 11/10/47 [1,2]	1,500,000	1,301,140
Series 2015-GC34, Class XA 1.507%, 10/10/48 [2,11]	6,387,099	468,132
Series 2015-GS1, Class XA 0.965%, 11/10/48 [2,11]	10,618,361	511,313
Series 2016-GS2, Class XA 1.815%, 05/10/49 [2,11]	7,303,795	675,999
Series 2017-GS7, Class XA 1.287%, 08/10/50 [2,11]	10,356,219	824,478
GSR Mortgage Loan Trust
Series 2006-2F, Class 2A17 5.750%, 02/25/36	2,695,772	2,612,055

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.4% (continued)
GSR Mortgage Loan Trust
Series 2006-AR1, Class 3A1 3.828%, 01/25/36 [2]	$294,028	$287,340
Hilton Orlando Trust
Series 2018-ORL, Class B (1-Month LIBOR plus 1.050%), 2.947%, 12/15/34 (05/15/18)[1,3]	612,000	614,101
HSI Asset Loan Obligation Trust
Series 2007-2, Class 1A1 5.500%, 09/25/37	14,508	13,941
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2017-MAUI, Class C (1-Month LIBOR plus 1.250%), 3.145%, 07/15/34 (05/15/18)[1,3]	223,000	223,802
Series 2017-MAUI, Class D (1-Month LIBOR plus 1.950%), 3.845%, 07/15/34 (05/15/18)[1,3]	209,000	210,091
Series 2017-MAUI, Class E (1-Month LIBOR plus 2.950%), 4.845%, 07/15/34 (05/15/18)[1,3]	185,000	186,334
Series 2017-MAUI, Class F (1-Month LIBOR plus 3.750%), 5.645%, 07/15/34 (05/15/18)[1,3]	260,000	262,527
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-A2, Class 2A1 3.583%, 04/25/36 [2]	1,795,693	1,791,381
Series 2006-LDP8, Class X 0.287%, 05/15/45 [2,11]	44,803	0
Series 2006-LDP9, Class AM 5.372%, 05/15/47	171,778	173,038
Series 2007-LDPX, Class AM 5.464%, 01/15/49 [2]	77,315	77,617
Series 2011-C4, Class XA 1.585%, 07/15/46 [1,2,11]	563,227	8,249
Series 2012-C8, Class XA 1.950%, 10/15/45 [2,11]	1,680,210	104,225
Series 2012-CBX, Class XA 1.653%, 06/15/45 [2,11]	595,749	25,474
Series 2014-DSTY, Class A 3.429%, 06/10/27 [1]	300,000	299,757
Series 2015-JP1, Class XA 1.290%, 01/15/49 [2,11]	8,264,470	410,356
Series 2016-JP2, Class B 3.460%, 08/15/49	320,000	306,453
Series 2016-JP2, Class C 3.944%, 08/15/49 [2]	246,000	233,852
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class XA 1.103%, 02/15/47 [2,11]	5,232,984	201,376
Series 2014-C21, Class C 4.817%, 08/15/47 [2]	300,000	298,026
Series 2014-C21, Class XA 1.215%, 08/15/47 [2,11]	3,590,111	177,379

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.606%, 09/15/47 [2]	$330,824	$332,678
Series 2014-C25, Class C 4.594%, 11/15/47 [2]	450,000	443,394
Series 2014-C25, Class XA 1.107%, 11/15/47 [2,11]	6,358,212	274,553
Series 2014-C26, Class XA 1.266%, 01/15/48 [2,11]	5,114,702	229,074
Series 2015-C27, Class D 3.984%, 02/15/48 [1,2]	263,000	221,109
Series 2015-C27, Class XA 1.487%, 02/15/48 [2,11]	4,295,320	238,255
Series 2015-C28, Class XA 1.297%, 10/15/48 [2,11]	7,742,539	371,561
Series 2015-C32, Class C 4.817%, 11/15/48 [2]	650,000	643,174
Series 2015-C33, Class C 4.772%, 12/15/48 [2]	670,000	671,925
Series 2016-C1, Class C 4.902%, 03/15/49 [2]	755,000	764,925
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class XA 1.853%, 06/15/49[2,11]	7,655,104	657,449
Lehman XS Trust
Series 2007-12N, Class 1A3A (1-Month LIBOR plus 0.200%), 2.072%, 07/25/47 (05/25/18)[3]	6,749,318	6,285,811
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C 4.701%, 03/10/49[1,2]	588,000	533,861
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA 1.631%, 08/15/45 [1,2,11]	693,521	33,886
Series 2014-C14, Class XA 1.317%, 02/15/47 [2,11]	5,526,561	186,620
Series 2014-C18, Class C 4.489%, 10/15/47 [2]	300,000	290,904
Series 2014-C19, Class C 4.000%, 12/15/47	413,500	393,553
Series 2015-C25, Class C 4.679%, 10/15/48 [2]	785,000	789,664
Series 2015-C26, Class D 3.060%, 10/15/48 [1]	800,000	641,617
Series 2015-C27, Class C 4.685%, 12/15/47 [2]	80,000	77,346
Series 2016-C28, Class XA 1.430%, 01/15/49 [2,11]	8,411,782	591,988
Series 2016-C29, Class C 4.910%, 05/15/49 [2]	844,000	848,103
Series 2016-C32, Class A4 3.720%, 12/15/49	787,000	791,684
Morgan Stanley Capital I Trust
Series 2011-C1, Class XA 0.567%, 09/15/47 [1,2,11]	506,656	3,947
Series 2014-CPT, Class E 3.560%, 07/13/29 [1,2]	250,000	244,781

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.4% (continued)
Morgan Stanley Capital I Trust
Series 2014-MP, Class D 3.816%, 08/11/33 [1,2]	$350,000	$345,150
Series 2015-XLF2, Class AFSC (1-Month LIBOR plus 3.000%), 4.897%, 08/15/26 (05/15/18)[1,3]	588,000	587,504
Series 2016-UB11, Class XA 1.797%, 08/15/49 [2,11]	2,814,483	256,961
Series 2017-PRME, Class D (1-Month LIBOR plus 3.400%), 5.297%, 02/15/34 (05/15/18)[1,3]	697,000	699,809
Morgan Stanley Mortgage Loan Trust
Series 2005-3AR, Class 2A2 3.468%, 07/25/35 [2]	488,411	453,462
Series 2005-9AR, Class 2A 3.750%, 12/25/35 [2]	4,649,505	4,440,109
Series 2007-14AR, Class 1A3 3.862%, 10/25/37 [2]	1,021,117	910,026
MSCG Trust
Series 2016-SNR, Class C 5.205%, 11/15/34[1]	946,000	939,677
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3 5.318%, 08/25/35[2]	219,656	150,847
PR Mortgage Loan Trust
Series 2014-1, Class APT 5.915%, 10/25/49[1,2]	2,129,315	1,887,654
RALI Trust
Series 2005-QA10, Class A31 4.385%, 09/25/35 [2]	1,046,373	937,161
Series 2006-QO10, Class A1 (1-Month LIBOR plus 0.160%), 2.057%, 01/25/37 (05/25/18)[3]	6,369,454	6,047,397
Series 2006-QS7, Class A2 6.000%, 06/25/36	3,041,156	2,804,071
Residential Asset Securitization Trust
Series 2006-A6, Class 1A1 6.500%, 07/25/36	201,589	115,264
Series 2007-A1, Class A8 6.000%, 03/25/37	403,560	274,478
Sequoia Mortgage Trust
Series 2013-1, Class 2A1 1.855%, 02/25/43[2]	1,297,916	1,166,502
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-1, Class 2A2 3.528%, 02/25/36[2]	159,711	162,059
UBS Commercial Mortgage Trust
Series 2017-C6, Class C 4.602%, 12/15/50 [2]	934,000	907,889

	Principal Amount	Value
UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.862%, 02/15/51 [2]	$917,000	$897,334
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class XA 2.055%, 08/10/49[1,2,11]	1,518,188	101,932
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class AM 6.200%, 06/15/45 [2]	125,450	126,718
Series 2006-C28, Class AJ 5.632%, 10/15/48 [2]	135,275	135,951
Series 2007-C33, Class AM 6.209%, 02/15/51 [2]	293,425	301,274
Washington Mutual Mortgage Pass Through Certificates WMALT Trust
Series 2005-8, Class 2CB1 5.500%, 10/25/35	1,381,952	1,357,573
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D 3.938%, 08/15/50 [1]	725,000	596,240
Series 2014-LC18, Class B 3.959%, 12/15/47	512,000	508,763
Series 2015-C26, Class D 3.586%, 02/15/48 [1]	471,800	369,392
Series 2015-C28, Class C 4.269%, 05/15/48 [2]	400,000	379,840
Series 2015-C31, Class C 4.764%, 11/15/48 [2]	585,000	587,882
Series 2015-C31, Class XA 1.241%, 11/15/48 [2,11]	8,322,028	496,206
Series 2015-LC22, Class C 4.693%, 09/15/58 [2]	480,000	477,522
Series 2015-NXS1, Class XA 1.306%, 05/15/48 [2,11]	4,379,290	234,104
Series 2015-NXS3, Class C 4.638%, 09/15/57 [2]	610,000	591,904
Series 2016-C32, Class C 4.879%, 01/15/59 [2]	558,000	547,498
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	494,710
Series 2016-C33, Class XA 1.960%, 03/15/59 [2,11]	5,262,966	499,003
Series 2016-NXS6, Class XA 1.794%, 11/15/49 [2,11]	6,252,226	572,039
Series 2017-C39, Class XA 1.290%, 09/15/50 [2,11]	13,760,185	1,082,673
Series 2017-C41, Class B 4.188%, 11/15/50 [2]	951,000	958,996
Series 2017-C41, Class C 4.663%, 11/15/50 [2]	1,238,000	1,222,017
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A6 6.000%, 09/25/37	168,958	170,252
Series 2007-8, Class 1A16 6.000%, 07/25/37	173,269	173,212
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class XA 2.009%, 08/15/45 [1,2,11]	707,947	44,606

The accompanying notes are an intergral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.4% (continued)
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class XA 2.053%, 11/15/45 [1,2,11]	$1,126,008	$77,523
Series 2014-C21, Class XA 1.257%, 08/15/47 [2,11]	6,087,993	290,915
Total Mortgage-Backed Securities (Cost $112,104,470)		112,245,780
Municipal Bond - 0.1%
North Texas Municipal Water District
Water System Revenue GO 5.000%, 09/01/35	380,000	433,234
Total Municipal Bond (Cost $430,586)		433,234
U.S. Government and Agency Obligations - 33.1%
Fannie Mae - 8.2%
Fannie Mae,
3.000%, 03/01/45 to 04/01/45	6,650,092	6,406,347
3.500%, 12/01/31 to 03/01/46	9,423,361	9,392,040
4.000%, 09/01/31 to 06/01/42	405,563	414,577
4.500%, 03/01/42	81,718	83,915
Fannie Mae REMICS,
Series 2007-57, Class SX (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 4.723%, 10/25/36[3,11]	130,786	17,715
Series 2009-86, Class CI (5.800% minus 1-Month LIBOR, Cap 5.800%, Floor 0.000%), 3.903%, 09/25/36[3,11]	166,687	16,584
Series 2010-156, Class ZC 4.000%, 01/25/41	353,714	339,238
Series 2011-121, Class JP 4.500%, 12/25/41	152,419	157,200
Series 2011-18, Class UZ 4.000%, 03/25/41	507,797	526,820
Series 2012-105, Class Z 3.500%, 10/25/42	1,215,472	1,170,621
Series 2012-127, Class PA 2.750%, 11/25/42	1,692,645	1,637,973
Series 2012-20, Class ZT 3.500%, 03/25/42	4,465,877	4,355,090
Series 2012-31, Class Z 4.000%, 04/25/42	1,912,467	1,961,262
Series 2013-5, Class EZ 2.000%, 08/25/42	6,988,339	6,059,500
Series 2013-8, Class Z 3.000%, 02/25/43	5,574,227	5,114,402
Series 2014-73, Class CZ 3.000%, 11/25/44	5,552,825	4,971,711
Series 2015-9, Class HA 3.000%, 01/25/45	4,956,632	4,888,672
Series 2015-95, Class AP 3.000%, 08/25/42	3,419,820	3,348,373

	Principal Amount	Value
Fannie Mae REMICS,
Series 2016-24, Class NZ 3.000%, 05/25/46	$5,776,755	$5,258,980
Total Fannie Mae		56,121,020
Freddie Mac - 5.4%
Freddie Mac Gold,
3.000%, 07/01/45 to 08/01/45	6,985,282	6,754,884
3.500%, 10/01/42 to 02/01/45	5,168,635	5,146,742
4.000%, 10/01/41	135,923	137,529
5.000%, 07/01/35	21,479	23,001
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K050, Class A2 3.334%, 08/25/25[2]	569,000	571,936
Series K053, Class A2 2.995%, 12/25/25	766,000	751,387
Series K054, Class A2 2.745%, 01/25/26	831,000	799,956
Series K722, Class X1 1.441%, 03/25/23[2,11]	5,421,444	279,566
Freddie Mac REMICS,
Series 2909, Class Z 5.000%, 12/15/34	294,653	314,641
Series 3301, Class MS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.203%, 04/15/37[3,11]	80,746	9,320
Series 3382, Class SB (6.000% minus 1-Month LIBOR, Cap 6.000%, Floor 0.000%), 4.103%, 11/15/37[3,11]	23,645	2,100
Series 3384, Class S (6.390% minus 1-Month LIBOR, Cap 6.390%, Floor 0.000%), 4.493%, 11/15/37[3,11]	30,649	2,967
Series 3500, Class SA (5.520% minus 1-Month LIBOR, Cap 5.520%, Floor 0.000%), 3.623%, 01/15/39[3,11]	71,608	5,543
Series 3626, Class AZ 5.500%, 08/15/36	138,623	145,580
Series 3738, Class BP 4.000%, 12/15/38	780,619	796,137
Series 3792, Class SE (9.860% minus 2 times 1-Month LIBOR, Cap 9.860%, Floor 0.000%), 6.066%, 01/15/41[3]	903,022	893,737
Series 3795, Class VZ 4.000%, 01/15/41	133,578	135,993
Series 3872, Class BA 4.000%, 06/15/41	37,031	36,803
Series 3888, Class ZG 4.000%, 07/15/41	214,810	220,407
Series 3894, Class ZA 4.500%, 07/15/41	387,188	396,618
Series 3957, Class DZ 3.500%, 11/15/41	468,426	459,223
Series 3957, Class HZ 4.000%, 11/15/41	581,428	597,017
Series 4016, Class KZ 4.000%, 03/15/42	2,294,960	2,341,499

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 5.4% (continued)
Freddie Mac REMICS,
Series 4075, Class S (5.500% minus 1-Month LIBOR, Cap 5.500%, Floor 0.000%), 3.603%, 07/15/42[3,11]	$3,727,142	$459,575
Series 4215, Class KC 2.250%, 03/15/38	2,246,242	2,207,448
Series 4316, Class BZ 3.000%, 03/15/44	3,390,439	3,066,588
Series 4323, Class GA 3.000%, 06/15/40	2,111,335	2,106,112
Series 4511, Class QA 3.000%, 01/15/41	3,200,700	3,160,813
Series 4750, Class PA 3.000%, 07/15/46	4,935,574	4,849,343
Total Freddie Mac		36,672,465
Ginnie Mae - 0.3%
Ginnie Mae,
Series 2004-35, Class SA (32.500% minus 6.5 times 1-Month LIBOR, Cap 32.500%, Floor 0.000%), 20.169%, 03/20/34[3]	22,587	33,823
Series 2008-69, Class SB (7.630% minus 1-Month LIBOR, Cap 7.630%, Floor 0.000%), 5.733%, 08/20/38[3,11]	265,575	43,091
Series 2009-32, Class ZE 4.500%, 05/16/39	300,131	315,411
Series 2009-35, Class DZ 4.500%, 05/20/39	334,605	349,605
Series 2009-75, Class GZ 4.500%, 09/20/39	351,329	360,701
Series 2010-98, Class IA 5.765%, 03/20/39[2,11]	75,458	7,435
Series 2011-89, Class SA (5.450% minus 1-Month LIBOR, Cap 5.450%, Floor 0.000%), 3.553%, 06/20/41[3,11]	607,615	64,243
Series 2014-156, Class PS (6.250% minus 1-Month LIBOR, Cap 6.250%, Floor 0.000%), 4.353%, 10/20/44[3,11]	2,444,531	342,424
Series 2014-5, Class PS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.253%, 07/20/43[3,11]	2,317,906	262,571
Total Ginnie Mae		1,779,304
U.S. Treasury Obligations - 19.2%
U.S. Treasury Bonds,
2.750%, 11/15/42	5,930,000	5,581,033
2.875%, 11/15/46	4,800,000	4,582,875
3.375%, 05/15/44	2,600,000	2,725,024
U.S. Treasury Notes,
0.750%, 08/31/18 to 02/15/19	8,930,000	8,832,650
1.125%, 01/15/19 to 06/30/21	17,240,000	16,815,026
1.250%, 10/31/21	6,890,000	6,560,168
1.750%, 11/30/21	6,750,000	6,531,284
1.875%, 01/31/22 to 08/31/24	9,830,000	9,309,304
2.000%, 05/31/21 to 12/31/21	13,340,000	13,046,440
2.125%, 09/30/24	6,800,000	6,496,258
2.250%, 10/31/24 to 11/15/27	28,950,000	27,438,275

	Principal Amount	Value
U.S. Treasury Notes,
2.875%, 08/15/45	$7,980,000	$7,632,122
3.625%, 08/15/43	4,800,000	5,240,438
United States Treasury Inflation Indexed Bonds,
0.125%, 04/15/22	8,170,163	8,002,300
0.375%, 07/15/27	2,748,276	2,662,268
Total U.S. Treasury Obligations		131,455,465
Total U.S. Government and Agency Obligations (Cost $232,883,933)		226,028,254
Foreign Government Obligations - 3.3%
Banco de Costa Rica (Costa Rica) 5.250%, 08/12/18	300,000	301,650
Banco Latinoamericano de Comercio Exterior S.A. (Panama) 3.250%, 05/07/20	350,000	348,250
Chile Government International Bond (Chile)
2.250%, 10/30/22	150,000	143,325
3.125%, 03/27/25	1,200,000	1,168,800
3.125%, 01/21/26	2,300,000	2,219,500
Costa Rica Government (Costa Rica) 9.995%, 08/01/20	500,000	558,750
Export-Import Bank of India (India)
3.125%, 07/20/21	700,000	686,179
4.000%, 01/14/23	800,000	797,062
Fondo MIVIVIENDA SA (Peru) 3.500%, 01/31/23	300,000	293,430
Indonesia Government International Bond (Indonesia) 4.875%, 05/05/21	1,100,000	1,141,534
Israel Government International Bond (Israel)
2.875%, 03/16/26	1,100,000	1,046,878
3.150%, 06/30/23	1,000,000	992,660
4.000%, 06/30/22	900,000	926,564
Malaysia Sovereign Sukuk Bhd (Malaysia) 3.043%, 04/22/25	1,200,000	1,166,052
Malaysia Sukuk Global Bhd (Malaysia) 3.179%, 04/27/26	750,000	726,212
Mexico Government International Bond (Mexico)
3.750%, 01/11/28	810,000	764,033
4.000%, 10/02/23	750,000	758,906
4.150%, 03/28/27[6]	1,081,000	1,066,947
Panama Government International Bond(Panama) 4.000%, 09/22/24	1,200,000	1,218,000
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
4.150%, 03/29/27[1]	1,200,000	1,170,000
4.150%, 03/29/27	800,000	780,000
Philippine Government International Bond (Philippines) 4.000%, 01/15/21	300,000	307,425

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Foreign Government Obligations - 3.3% (continued)
Philippine Government International Bond (Philippines) 4.200%, 01/21/24	$2,300,000	$ 2,384,520
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands) 0.000%, 12/05/22[1,4]	1,396,000	1,249,420
Total Foreign Government Obligations (Cost $23,063,068)		22,216,097

	Shares
Common Stocks - 0.0%#
Energy - 0.0%#
Frontera Energy Corp. (Colombia)*	8,621	265,656
SandRidge Energy, Inc.*	864	12,563
Total Energy		278,219
Total Common Stocks (Cost $340,428)		278,219
Investment Companies - 4.7%
DoubleLine Floating Rate Fund, Class I12	1,387,777	13,780,626
DoubleLine Global Bond Fund, Class I12	1,781,772	18,672,975
Total Investment Companies (Cost $32,510,569)		32,453,601

	Principal Amount
Short-Term Investments - 5.4%
Joint Repurchase Agreements - 0.6%[13]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 05/25/18 - 03/20/68, totaling $1,020,000)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 04/30/18, due 05/01/18, 1.730% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.660%, 06/20/27 - 04/20/48, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value
Jefferies LLC, dated 04/30/18, due 05/01/18, 1.710% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.750%, 05/04/18 - 07/15/32, totaling $1,020,001)	$1,000,000	$1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $144,991 (collateralized by various U.S. Government Agency Obligations, 0.625% - 3.000%, 04/15/23 - 02/15/48, totaling $147,884)	144,984	144,984
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.740% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/01/18 - 03/20/68, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		4,144,984
U.S. Government Obligations - 0.7%
United States Treasury Bill, 1.453%, 06/07/18[14]	1,910,000	1,907,133
United States Treasury Bill, 1.895%, 09/06/18[14]	2,640,000	2,622,541
Total U.S. Government Obligations		4,529,674

	Shares
Other Investment Companies - 4.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[15,16]	27,749,525	27,749,526
Total Short-Term Investments (Cost $36,424,446)		36,424,184
Total Investments - 100.2% (Cost $696,870,259)		683,657,438
Other Assets, less Liabilities - (0.2)%		(1,038,833)
Net Assets - 100.0%		$682,618,605

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2018, the value of these securities amounted to $143,807,415 or 21.1% of net assets.
[2]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[3]	Variable rate security. The rate shown is based on the latest available information as of April 30, 2018.
[4]	Zero Coupon Bond.
[5]	Perpetuity Bond. The date shown is the final call date.
[6]	Some or all of these securities, amounting to $4,009,990 or 0.6% of net assets, were out on loan to various brokers.
[7]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at April 30, 2018, amounted to $587,404, or 0.1% of net assets.
[8]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

[9]	Payment-in-Kind Security: The security may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
[10]	Step Coupon. Security becomes interest bearing at a future date.
[11]	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
[12]	Affiliated issuer. See summary of affiliated investment transaction for details.
[13]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[14]	Represents yield to maturity at April 30, 2018.
[15]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[16]	Some of this security has been pledged as collateral for delayed delivery securities.

CLO	Collateralized Loan Obligation
EMTN	European Medium Term Note
GMTN	Global Medium-Term Notes
GO	General Obligation
GSR	Goldman Sachs REMIC
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduit

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends or Interest	Value
DoubleLine Floating Rate Fund	1,387,777	$2,000,000	—	—	$(13,878)	$266,216	$13,780,626
DoubleLine Global Bond Fund	1,781,772	1,000,000	—	—	56,177	94,529	18,672,975

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$278,219	—	—	$278,219
Corporate Bonds and Notes††	—	$187,466,982	—	187,466,982
Asset-Backed Securities	—	66,111,087	—	66,111,087
Mortgage-Backed Securities	—	112,245,780	—	112,245,780
Municipal Bond	—	433,234	—	433,234
U.S. Government and Agency Obligations††	—	226,028,254	—	226,028,254
Foreign Government Obligations	—	22,216,097	—	22,216,097
Investment Companies	32,453,601	—	—	32,453,601
Short-Term Investments
Joint Repurchase Agreements	—	4,144,984	—	4,144,984
U.S. Government Obligations	—	4,529,674	—	4,529,674
Other Investment Companies	27,749,526	—	—	27,749,526

Total Investments in Securities	$60,481,346	$623,176,092	—	$683,657,438

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Managers Lake Partners LASSO Alternatives Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Investment Companies	81.4
Exchange Traded Funds	15.7
Short-Term Investments	0.9
Other Assets Less Liabilities	2.0

TOP TEN HOLDINGS

Security Name	% of Net Assets
Calamos Market Neutral Income Fund, Class I	7.5
PIMCO Mortgage Opportunities Fund, Institutional Class	7.4
Metropolitan West Unconstrained Bond Fund, Class I	7.4
Western Asset Macro Opportunities Fund, Class IS	7.4
ProShares Large Cap Core Plus	5.8
BlackRock Total Factor Fund, Institutional Class	5.2
Wisdomtree Dynamic Currency Hedged International Equity Fund, Institutional Class	5.1
PIMCO Preferred and Capital Security Fund, Institutional Class	5.1
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class I	5.1
361 Global Managed Futures Strategy Fund, Institutional Class	4.9

Top Ten as a Group	60.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Lake Partners LASSO Alternatives Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Investment Companies - 81.4%
Strategic Fixed Income - 25.0%
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class I	151,493	$1,861,847
Metropolitan West Unconstrained Bond Fund, Class I	229,888	2,708,085
PIMCO Mortgage Opportunities Fund, Institutional Class	246,801	2,709,876
PIMCO Preferred and Capital Security Fund, Institutional Class	181,283	1,872,657
Total Strategic Fixed Income		9,152,465
Long/Short Strategies - 24.2%
361 Global Long/Short Equity Fund, Class Y	151,327	1,779,608
Balter European L/S Small Cap Fund, Institutional Class	156,312	1,788,209
Boston Partners Long/Short Equity Fund, Institutional Class*	82,367	1,774,186
Diamond Hill Long-Short Fund, Class I	107	2,747
FPA Crescent Fund	51,261	1,765,925
Neuberger Berman US Equity Index PutWrite Strategy Fund, Institutional Class	167,919	1,776,582
Total Long/Short Strategies		8,887,257
Global Macro - 12.6%
BlackRock Total Factor Fund, Institutional Class	185,030	1,891,002
Western Asset Macro Opportunities Fund, Class IS	241,476	2,702,118
Total Global Macro		4,593,120
Arbitrage - 9.9%
Calamos Market Neutral Income Fund, Class I	205,800	2,737,143
Kellner Merger Fund, Institutional Class*	82,202	869,693
Total Arbitrage		3,606,836
Managed Futures - 9.7%
361 Global Managed Futures Strategy Fund, Institutional Class	168,338	1,791,117

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Abbey Capital Futures Strategy Fund, Class I*	76,577	$862,260
Credit Suisse Managed Futures Strategy Fund, Class I*	87,668	866,156
Total Managed Futures		3,519,533
Total Investment Companies (cost $28,864,757)		29,759,211
Exchange Traded Funds - 15.7%
Long/Short Strategies - 10.6%
ProShares Large Cap Core Plus	32,035	2,128,405
WisdomTree Dynamic Long/Short U.S. Equity Fund	54,875	1,756,549
Total Long/Short Strategies		3,884,954
Hedged International Equity - 5.1%
Wisdomtree Dynamic Currency Hedged International Equity Fund, Institutional Class	61,260	1,875,169
Total Exchange Traded Funds (cost $5,069,514)		5,760,123
Short-Term Investments - 0.9%
Other Investment Companies - 0.9%
Money Market Fund - 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[1] (cost $344,078)	344,078	344,078
Total Investments - 98.0% (cost $34,278,349)		35,863,412
Other Assets, less Liabilities - 2.0%		719,028
Net Assets - 100.0%		$36,582,440

The accompanying notes are an integral part of these financial statements.

AMG Managers Lake Partners LASSO Alternatives Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies†	$29,759,211	—	—	$29,759,211
Exchange Traded Funds†	5,760,123	—	—	5,760,123
Short-Term Investments
Other Investment Companies	344,078	—	—	344,078

Total Investments in Securities	$35,863,412	—	—	$35,863,412

†	All investment companies and exchange traded funds held in the Fund are level 1 securities. For a detailed breakout of investment companies and exchange traded funds, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Long-Short Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Long Investments:
Consumer Discretionary	35.1
Financials	18.9
Consumer Staples	12.4
Industrials	10.6
Health Care	9.8
Real Estate	4.6
Information Technology	3.7
Energy	2.2
Short Investments:
Consumer Discretionary	(12.4)
Industrials	(10.6)
Real Estate	(4.1)
Consumer Staples	(2.4)
Information Technology	(2.4)
Financials	(2.2)
Telecommunication Services	(2.0)
Materials	(1.9)
Utilities	(1.7)
Health Care	(1.6)
Exchange Traded Funds	(1.0)
Other Assets Less Liabilities	45.0

TOP TEN HOLDINGS

Security Name	% of Net Assets
McKesson Corp.	5.9
Comcast Corp., Class A	5.6
Liberty Media Corp.-Liberty SiriusXM, Class C	4.6
UniFirst Corp.	4.0
GCI Liberty Inc., Class A	4.0
Casey’s General Stores, Inc.	3.9
Brookfield Asset Management, Inc., Class A (Canada)	3.9
Hostess Brands, Inc.	3.8
Alphabet, Inc., Class C	3.7
Nestle SA, Sponsored ADR, 2.529% (Switzerland)	3.7

Top Ten as a Group	43.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Long Positions - 97.3%
Common Stocks - 97.3%
Consumer Discretionary - 35.1%
Asbury Automotive Group, Inc.*,1	9,258	$620,749
Biglari Holdings, Inc.*	1,055	361,084
Comcast Corp., Class A1	62,848	1,972,799
Discovery, Inc., Class C*,1	31,725	704,930
Expedia, Inc.[1]	9,542	1,098,666
GCI Liberty Inc., Class A*,1	31,009	1,383,001
Liberty Broadband Corp., Class C*	7,863	557,408
Liberty Global PLC, Class C (United Kingdom)*	22,541	655,943
Liberty Latin America, Ltd., Class C (Bermuda)*	28,863	521,266
Liberty Media Corp.-Liberty SiriusXM, Class C*,1	38,601	1,608,118
Papa John’s International, Inc.[1]	6,162	382,044
Starbucks Corp.[1]	8,872	510,761
The TJX Cos., Inc.[1]	8,212	696,788
Tractor Supply Co.	17,309	1,177,012
Total Consumer Discretionary		12,250,569
Consumer Staples - 12.4%
Casey’s General Stores, Inc.[1]	14,236	1,375,198
Hostess Brands, Inc.*,1	94,849	1,332,628
Nestle SA, Sponsored ADR (Switzerland)	16,561	1,281,159
Walgreens Boots Alliance, Inc.	5,381	357,567
Total Consumer Staples		4,346,552
Energy - 2.2%
Baker Hughes, a GE Co.[1]	21,235	766,796
Financials - 18.9%
Axis Capital Holdings, Ltd. (Bermuda)	8,822	517,851
Berkshire Hathaway, Inc., Class B*	2,617	506,991
Brookfield Asset Management, Inc., Class A(Canada)[1]	34,602	1,371,623
Cannae Holdings, Inc.*	25,478	526,376
Oaktree Capital Group LLC, (MLP) [1]	16,904	667,708
The Blackstone Group LP, (MLP) [1]	34,283	1,061,059
Wells Fargo & Co.[1]	17,075	887,217
White Mountains Insurance Group, Ltd.[1]	1,221	1,056,519
Total Financials		6,595,344
Health Care - 9.8%
Allergan PLC[1]	4,130	634,575
McKesson Corp.[1]	13,169	2,057,129
Premier, Inc., Class A*,1	21,839	720,469
Total Health Care		3,412,173

	Shares	Value
Industrials - 10.6%
Alaska Air Group, Inc.	15,769	$1,023,881
General Electric Co.[1]	27,884	392,328
Nielsen Holdings PLC[1]	28,695	902,458
UniFirst Corp.	8,613	1,383,248
Total Industrials		3,701,915
Information Technology - 3.7%
Alphabet, Inc., Class C*,1	1,265	1,286,922
Real Estate - 4.6%
Alexander & Baldwin, Inc.[1]	31,406	719,197
Ventas, Inc., REIT [1]	16,971	872,649
Total Real Estate		1,591,846
Total Common Stocks (Cost $33,142,027)		33,952,117
Total Investments - 97.3% (Cost $33,142,027)		33,952,117
Short Sales - (42.3%)[2]
Common Stocks - (41.3%)
Consumer Discretionary - (12.4%)
Brinker International, Inc.	(5,909)	(257,573)
Dave & Buster’s Entertainment, Inc. *	(10,219)	(434,205)
Dorman Products, Inc. *	(3,995)	(256,719)
Foot Locker, Inc.	(7,636)	(328,959)
Helen of Troy, Ltd. *	(4,158)	(370,686)
Imax Corp. (Canada)*	(14,987)	(347,698)
La-Z-Boy, Inc.	(12,023)	(346,262)
Party City Holdco, Inc. *	(23,682)	(372,992)
Service Corp International	(9,470)	(345,750)
Tesla, Inc. *	(2,090)	(614,251)
The Cato Corp., Class A	(21,303)	(345,322)
WideOpenWest, Inc. *	(49,377)	(312,556)
Total Consumer Discretionary		(4,332,973)
Consumer Staples - (2.4%)
Conagra Brands, Inc.	(7,158)	(265,347)
Energizer Holdings, Inc.	(5,682)	(325,920)
Kellogg Co.	(4,406)	(259,513)
Total Consumer Staples		(850,780)
Financials - (2.2%)
Canadian Imperial Bank of Commerce (Canada)	(3,940)	(343,167)
Mercury General Corp.	(9,108)	(416,509)
Total Financials		(759,676)
Health Care - (1.6%)
Mallinckrodt PLC *	(19,586)	(254,618)

The accompanying notes are an integral part of these financial statements.

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - (1.6%) (continued)
Prestige Brands Holdings, Inc. *	(10,281)	$(302,673)
Total Health Care		(557,291)
Industrials - (10.6%)
ACCO Brands Corp.	(27,185)	(327,579)
ADT, Inc.	(28,988)	(258,283)
Caterpillar, Inc.	(952)	(137,431)
Deere & Co.	(2,592)	(350,775)
Echo Global Logistics, Inc. *	(13,220)	(360,906)
Ennis, Inc.	(12,462)	(223,070)
Healthcare Services Group, Inc.	(6,019)	(232,514)
LSC Communications, Inc.	(25,553)	(446,666)
Matthews International Corp., Class A	(10,077)	(495,285)
Quad/Graphics, Inc.	(20,858)	(515,401)
Snap-on, Inc.	(2,392)	(347,438)
Total Industrials		(3,695,348)
Information Technology - (2.4%)
HP, Inc.	(23,588)	(506,906)
Stratasys, Ltd. *	(17,902)	(343,181)
Total Information Technology		(850,087)
Materials - (1.9%)
Ball Corp.	(9,428)	(377,969)

	Shares	Value
Domtar Corp.	(6,219)	$(273,014)
Total Materials		(650,983)
Real Estate - (4.1%)
Canadian Apartment Properties, REIT (Canada)	(11,904)	(343,412)
Realty Income Corp., REIT	(7,368)	(372,158)
The St Joe Co.*	(20,190)	(348,278)
Welltower, Inc., REIT	(6,844)	(365,743)
Total Real Estate		(1,429,591)
Telecommunication Services - (2.0%)
Consolidated Communications Holdings, Inc.	(31,548)	(356,492)
Sprint Corp. *	(61,909)	(347,310)
Total Telecommunication Services		(703,802)
Utilities - (1.7%)
Consolidated Edison, Inc.	(7,175)	(574,933)
Total Common Stocks (Proceeds $(14,547,061))		(14,405,464)
Exchange Traded Funds - (1.0%)
United States Natural Gas Fund, L.P. (Proceeds $(375,616))*	(15,933)	(359,448)
Total Short Sales - (42.3%) (Proceeds $(14,922,677))		(14,764,912)
Other Assets, less Liabilities - 45.0%		15,701,298
Net Assets - 100.0%		$34,888,503

*	Non-income producing security.
[1]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of April 30, 2018, value of securities held in the segregated account was $10,501,854.
[2]	The Fund is contractually responsible to the lender for any dividends payable on securities while those securities are outstanding in short position. These dividends and interest amounts are recorded as dividend expense on the Statement of Operations.
ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$33,952,117	—	—	$33,952,117
Liabilities
Common Stocks†	(14,405,464)	—	—	(14,405,464)
Exchange Traded Funds†	(359,448)	—	—	(359,448)

Total Liabilities	(14,764,912)	—	—	(14,764,912)

Net Investments in Securities	$19,187,205	—	—	$19,187,205

†	All common stocks and exchange traded funds held or shorted in the Fund are Level 1 securities. For a detailed breakout of common stocks and exchange traded funds by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Managers Guardian Capital Global Dividend Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	15.2
Financials	13.9
Health Care	12.7
Industrials	10.6
Energy	8.0
Consumer Staples	7.7
Consumer Discretionary	7.5
Materials	5.9
Utilities	5.8
Real Estate	5.6
Telecommunication Services	5.6
Short-Term Investments[1]	3.2
Other Assets Less Liabilities[2]	(1.7)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Bank of America Corp.	2.8
Microsoft Corp.	2.5
Royal Dutch Shell PLC, Class A (Netherlands)	2.4
Apple, Inc.	2.3
Johnson & Johnson	2.1
Nestle SA (Switzerland)	2.0
BASF SE (Germany)	1.9
JPMorgan Chase & Co.	1.9
Duke Energy Corp.	1.8
AbbVie, Inc.	1.7

Top Ten as a Group	21.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 7.5%
Daimler AG (Germany)	2,510	$197,331
Darden Restaurants, Inc.	4,099	380,633
The Home Depot, Inc.	1,576	291,245
McDonald’s Corp.	2,968	496,962
PulteGroup, Inc.	17,481	530,723
Six Flags Entertainment Corp.[1]	8,153	515,596
Taylor Wimpey PLC (United Kingdom)	136,874	360,465
Total Consumer Discretionary		2,772,955
Consumer Staples - 7.7%
Altria Group, Inc.	8,593	482,153
British American Tobacco PLC,
Sponsored ADR (United Kingdom)	4,767	260,374
Kimberly-Clark Corp.	1,977	204,699
Nestle SA (Switzerland)	9,390	727,444
Philip Morris International, Inc.	2,761	226,402
The Procter & Gamble Co.	3,318	240,024
Swedish Match AB (Sweden)	6,400	287,105
Unilever NV (United Kingdom)	4,157	237,448
WH Group, Ltd. (Hong Kong)[2]	199,200	206,227
Total Consumer Staples		2,871,876
Energy - 8.0%
BP PLC (United Kingdom)	54,584	405,451
Energy Transfer Equity LP, (MLP)	16,681	263,560
Enterprise Products Partners LP, (MLP) [1]	8,906	239,037
Royal Dutch Shell PLC, Class A (Netherlands)	25,670	893,096
Statoil ASA, Sponsored ADR (Norway)	14,333	366,925
Suncor Energy, Inc. (Canada)	6,214	237,632
Targa Resources Corp.	5,799	272,379
TOTAL SA (France)	4,885	307,030
Total Energy		2,985,110
Financials - 13.9%
Allianz SE (Germany)	1,200	284,694
AXA SA (France)	10,075	288,131
Bank of America Corp.	34,407	1,029,457
Danske Bank A/S (Denmark)	9,327	324,600
ING Groep NV, Sponsored ADR (Netherlands)	32,141	539,647
JPMorgan Chase & Co.	6,500	707,070
NN Group NV (Netherlands)	6,646	318,507
Orix Corp. (Japan)	32,548	570,855
Prudential Financial, Inc.	3,331	354,152
Royal Bank of Canada (Canada)	5,086	386,773

	Shares	Value
SCOR SE (France)	8,377	$339,713
Total Financials		5,143,599
Health Care - 12.7%
AbbVie, Inc.	6,734	650,168
AmerisourceBergen Corp.	2,933	265,671
Amgen, Inc.	2,142	373,736
AstraZeneca PLC (United Kingdom)	5,266	368,635
Fresenius Medical Care AG & Co. KGaA, ADR (Germany)	8,112	410,224
Johnson & Johnson	6,328	800,429
Medtronic PLC (Ireland)	4,697	376,371
Novo Nordisk, Sponsored ADR (Denmark)	9,307	436,870
Pfizer, Inc.	10,145	371,408
Stryker Corp.	2,452	415,418
UnitedHealth Group, Inc.	1,097	259,331
Total Health Care		4,728,261
Industrials - 10.6%
AENA SA (Spain)[2]	1,402	288,992
Bouygues SA (France)	12,125	618,436
FANUC Corp. (Japan)	1,100	235,632
Ferrovial SA (Spain)	25,599	546,772
Illinois Tool Works, Inc.	2,980	423,220
Lockheed Martin Corp.	1,057	339,128
PACCAR, Inc.	3,996	254,425
Raytheon Co.	1,925	394,509
Republic Services, Inc.	4,459	288,408
Sojitz Corp. (Japan)	78,201	257,419
Waste Management, Inc.	3,706	301,261
Total Industrials		3,948,202
Information Technology - 15.2%
Accenture PLC, Class A (Ireland)	2,439	368,777
Amadeus IT Group SA (Spain)	3,887	283,594
Analog Devices, Inc.	3,181	277,860
Apple, Inc.	5,082	839,851
Broadcom, Inc.	1,599	366,843
Cisco Systems, Inc.	8,424	373,099
Intel Corp.	5,265	271,779
Lam Research Corp.	1,956	361,977
Microsoft Corp.	9,928	928,467
Paychex, Inc.	5,763	349,065
Texas Instruments, Inc.	5,439	551,678
Tokyo Electron, Ltd. (Japan)	1,870	359,139

The accompanying notes are an integral part of these financial statements.

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 15.2% (continued)
Xilinx, Inc.	5,137	$330,001
Total Information Technology		5,662,130
Materials - 5.9%
Air Products & Chemicals, Inc.	1,600	259,664
BASF SE (Germany)	6,835	711,136
Boliden AB (Sweden)	8,206	284,335
DowDuPont, Inc.	7,174	453,684
Stora Enso OYJ, Class R (Finland)	15,321	302,200
Sumitomo Chemical Company Ltd. (Japan)	30,990	177,314
Total Materials		2,188,333
Real Estate - 5.6%
CubeSmart, REIT	8,377	246,619
ICADE, REIT (France)	5,123	509,095
Iron Mountain, Inc., REIT	7,458	253,124
LEG Immobilien AG (Germany)	2,500	288,257
Medical Properties Trust, Inc., REIT	27,427	350,517
TAG Immobilien AG (Germany)	21,048	444,785
Total Real Estate		2,092,397
Telecommunication Services - 5.6%
AT&T, Inc.	14,349	469,212
BCE, Inc. (Canada)	7,570	321,266
Telenor ASA (Norway)	17,217	381,080
TELUS Corp. (Canada)	7,340	262,684
Verizon Communications, Inc.	7,624	376,244
Vodafone Group PLC,
Sponsored ADR (United Kingdom)	9,025	265,425
Total Telecommunication Services		2,075,911
Utilities - 5.8%
Dominion Resources, Inc.	3,829	254,858

	Shares	Value
Duke Energy Corp.	8,375	$671,340
Exelon Corp.	9,657	383,190
Veolia Environnement SA (France)	19,700	466,074
WEC Energy Group, Inc.	5,998	385,552
Total Utilities		2,161,014
Total Common Stocks (Cost $33,425,070)		36,629,788

	Principal Amount
Short-Term Investments - 3.2%
Joint Repurchase Agreements - 1.5%[3]
Deutsche Bank Securities, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $301,607 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.375%, 07/15/20 - 08/15/47, totaling $307,625)	$301,593	301,593
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $252,932 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.750%, 08/15/18 - 02/15/48, totaling $257,978)	252,920	252,920
Total Joint Repurchase Agreements		554,513

	Shares
Other Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[4]	623,477	623,477
Total Short-Term Investments (Cost $1,177,990)		1,177,990
Total Investments - 101.7% (Cost $34,603,060)		37,807,778
Other Assets, less Liabilities - (1.7)%		(642,560)
Net Assets - 100.0%		$37,165,218

[1]	Some or all of these securities, amounting to $538,468 or 1.4% of net assets, were out on loan to various brokers.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2018, the value of these securities amounted to $495,219 or 1.3% of net assets.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$5,019,397	$642,733	—	$5,662,130
Financials	3,301,793	1,841,806	—	5,143,599
Health Care	4,359,626	368,635	—	4,728,261
Industrials	2,000,951	1,947,251	—	3,948,202
Energy	1,379,533	1,605,577	—	2,985,110
Consumer Staples	1,651,100	1,220,776	—	2,871,876
Consumer Discretionary	2,215,159	557,796	—	2,772,955
Materials	713,348	1,474,985	—	2,188,333
Utilities	1,694,940	466,074	—	2,161,014
Real Estate	850,260	1,242,137	—	2,092,397
Telecommunication Services	1,694,831	381,080	—	2,075,911
Short-Term Investments
Joint Repurchase Agreements	—	554,513	—	554,513
Other Investment Companies	623,477	—	—	623,477

Total Investments in Securities	$25,504,415	$12,303,363	—	$37,807,778

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of April 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer	Transfer	Transfer	Transfer
	into	out of	into	out of
	Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	—	$391,389	$391,389	—

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Canada	3.3
Denmark	2.1
Finland	0.8
France	6.9
Germany	6.4
Hong Kong	0.6
Ireland	2.0
Japan	4.4
Netherlands	4.8
Norway	2.0
Spain	3.0
Sweden	1.6
Switzerland	2.0
United Kingdom	5.2
United States	54.9

100.0

The accompanying notes are an integral part of these financial statements.

AMG Managers Pictet International Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Discretionary	21.0
Industrials	15.5
Financials	14.4
Consumer Staples	13.5
Health Care	10.3
Information Technology	8.3
Telecommunication Services	5.5
Energy	4.9
Materials	3.5
Real Estate	1.1
Utilities	1.0
Short-Term Investments[1]	5.9
Other Assets Less Liabilities[2]	(4.9)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Royal Dutch Shell PLC, Class B (Netherlands)	3.1
GlaxoSmithKline PLC (United Kingdom)	3.0
Japan Tobacco, Inc. (Japan)	3.0
Safran SA (France)	3.0
JD.com, Inc., ADR (China)	2.9
Anheuser-Busch InBev SA/NV (Belgium)	2.9
LivaNova PLC (United Kingdom)	2.7
Informa PLC (United Kingdom)	2.5
ASML Holding NV (Netherlands)	2.3
CK Hutchison Holdings, Ltd. (Hong Kong)	2.2

Top Ten as a Group	27.6

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 21.0%
ABC-Mart, Inc. (Japan)	334,600	$22,051,559
Bandai Namco Holdings, Inc. (Japan)	1,034,700	35,012,993
Cie Financiere Richemont SA (Switzerland)	284,366	27,031,475
Cineworld Group PLC (United Kingdom)	7,900,660	28,205,629
Ctrip.com International, Ltd., ADR (China)*	527,188	21,561,989
Dignity PLC (United Kingdom)	1,460,945	21,943,238
EI Group PLC (United Kingdom)*	122,037	216,228
Gestamp Automocion SA (Spain)*,1,2	4,496,235	36,440,945
Hyundai Mobis (South Korea)	40,542	9,388,863
Informa PLC (United Kingdom)	5,301,897	53,829,448
JD.com, Inc., ADR (China)*	1,680,063	61,339,100
KOMEDA Holdings Co., Ltd. (Japan)	1,047,700	21,144,073
Loen Entertainment, Inc. (South Korea)	125,885	10,517,491
Matas A/S (Denmark)	704,928	8,118,187
MGM China Holdings, Ltd. (Macau)	12,976,400	35,586,108
Pandora A/S (Denmark)[2]	291,709	32,405,696
Vivendi SA (France)	909,077	23,973,929
Total Consumer Discretionary		448,766,951
Consumer Staples - 13.5%
Ain Holdings, Inc. (Japan)	196,800	13,107,467
Anheuser-Busch InBev SA/NV (Belgium)[2]	614,425	61,032,989
Asahi Group Holdings, Ltd. (Japan)	639,200	32,334,409
cocokara fine, Inc. (Japan)	304,800	22,044,711
Danone SA (France)[2]	370,766	30,034,157
Japan Tobacco, Inc. (Japan)	2,359,600	63,428,885
Nestle SA (Switzerland)	614,259	47,586,702
Ontex Group NV (Belgium)[2]	765,765	19,628,479
Total Consumer Staples		289,197,799
Energy - 4.9%
Inpex Corp. (Japan)	1,767,800	22,599,223
Royal Dutch Shell PLC, Class B (Netherlands)	1,874,550	66,919,734
Z Energy, Ltd. (New Zealand)	2,902,872	14,775,250
Total Energy		104,294,207
Financials - 14.4%
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,448,940	36,001,031
BPER Banca (Italy)[2]	4,271,562	24,657,496
Cerved Information Solutions SpA (Italy)	94,833	1,147,565
Mizrahi Tefahot Bank, Ltd. (Israel)	933,413	17,060,152
Moscow Exchange MICEX-RTS PJSC (Russia)	14,236,777	27,233,325
Prudential PLC (United Kingdom)	1,720,820	44,249,551
Saga PLC (United Kingdom)	11,987,489	22,351,319

	Shares	Value
Shinsei Bank, Ltd. (Japan)	2,092,700	$32,582,468
Sompo Holdings, Inc. (Japan)	1,083,000	45,345,337
Standard Chartered PLC (United Kingdom)	3,228,428	33,911,739
UBS Group AG (Switzerland)	1,395,229	23,418,779
Total Financials		307,958,762
Health Care - 10.3%
GlaxoSmithKline PLC (United Kingdom)	3,250,289	65,192,008
Grifols SA, ADR (Spain)	1,087,131	22,090,502
LivaNova PLC (United Kingdom)*	655,939	58,234,264
Miraca Holdings, Inc. (Japan)	447,800	17,432,822
Orpea (France)	342,584	43,900,744
Primary Health Care, Ltd. (Australia)	4,824,233	13,753,519
Total Health Care		220,603,859
Industrials - 15.5%
BBA Aviation PLC (United Kingdom)	2,260,896	9,909,324
Bollore SA (France)	5,625,200	27,957,908
Bollore SA-New (France)*,2	29,777	147,017
CK Hutchison Holdings, Ltd. (Hong Kong)	4,058,248	47,988,203
DSV A/S (Denmark)	311,003	24,630,130
Elis SA (France)	1,522,673	36,416,673
Fujitec Co., Ltd. (Japan)	1,453,900	20,190,785
Jardine Strategic Holdings, Ltd. (Hong Kong)	872,276	33,011,595
Obrascon Huarte Lain SA (Spain)*	2,830,820	13,199,188
Safran SA (France)	539,012	63,220,718
SEEK, Ltd. (Australia)	1,708,455	24,850,843
Vinci SA (France)	287,036	28,698,879
Total Industrials		330,221,263
Information Technology - 8.3%
ams AG (Austria)	197,185	16,263,220
ASML Holding NV (Netherlands)	256,440	48,821,952
Computershare, Ltd. (Australia)	2,079,056	26,448,725
Nokia OYJ (Finland)	5,702,785	34,217,901
Siltronic AG (Germany)	127,524	20,419,980
Sophos Group PLC (United Kingdom)[1]	4,496,088	30,700,537
Total Information Technology		176,872,315
Materials - 3.5%
KAZ Minerals PLC (United Kingdom)*	1,321,812	16,701,184
Koninklijke DSM NV (Netherlands)	191,731	19,815,907
Oci NV (Netherlands)*,2	1,572,351	37,314,218
Total Materials		73,831,309
Real Estate - 1.1%
Merlin Properties Socimi SA, REIT (Spain)	1,485,034	22,913,776

The accompanying notes are an integral part of these financial statements.

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 5.5%
Inmarsat PLC (United Kingdom)	6,938,205	$35,844,874
PCCW, Ltd. (Hong Kong)	60,586,309	37,451,550
SoftBank Group Corp. (Japan)	565,900	43,239,689
Total Telecommunication Services		116,536,113
Utilities - 1.0%
Rubis SCA (France)	279,558	21,751,343
Total Common Stocks (Cost $1,906,935,185)		2,112,947,697

	Principal Amount
Short-Term Investments - 5.9%
Joint Repurchase Agreements - 5.5%[3]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $27,707,892 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/25/18 - 03/20/68, totaling $28,260,707)	$27,706,576	27,706,576
Citibank N.A., dated 04/30/18, due 05/01/18, 1.720% total to be received $27,707,900 (collateralized by various U.S. Government Agency Obligations, 2.405% - 4.500%, 04/01/24 - 10/01/47, totaling $28,266,674)	27,706,576	27,706,576
Deutsche Bank Securities, Inc., dated 04/30/18, due 05/01/18, 1.740% total to be received $3,809,730 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 05/09/18 - 03/01/48, totaling $3,885,739)	3,809,546	3,809,546

	Principal Amount	Value
Jefferies LLC, dated 04/30/18, due 05/01/18, 1.770% total to be received $27,707,938 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.750%, 05/04/18 - 07/15/32, totaling $28,260,728)	$27,706,576	$27,706,576
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $2,004,035 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.750%, 08/15/18 - 02/15/48, totaling $2,044,018)	2,003,939	2,003,939
RBC Dominion Securities, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $27,707,900 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 10/31/18 - 09/09/49, totaling $28,260,708)	27,706,576	27,706,576
Total Joint Repurchase Agreements		116,639,789

	Shares
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[4]	9,884,528	9,884,528
Total Short-Term Investments (Cost $126,524,317)		126,524,317
Total Investments - 104.9% (Cost $2,033,459,502)		2,239,472,014
Other Assets, less Liabilities - (4.9)%		(105,556,271)
Net Assets - 100.0%		$2,133,915,743

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2018, the value of these securities amounted to $67,141,482 or 3.1% of net assets.
[2]	Some or all of these securities, amounting to $109,563,929 or 5.1% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$104,844,327	$343,922,624	—	$448,766,951
Industrials	147,017	330,074,246	—	330,221,263
Financials	—	307,958,762	—	307,958,762
Consumer Staples	—	289,197,799	—	289,197,799
Health Care	80,324,766	140,279,093	—	220,603,859
Information Technology	—	176,872,315	—	176,872,315
Telecommunication Services	—	116,536,113	—	116,536,113
Energy	—	104,294,207	—	104,294,207
Materials	—	73,831,309	—	73,831,309
Real Estate	—	22,913,776	—	22,913,776
Utilities	—	21,751,343	—	21,751,343
Short-Term Investments
Joint Repurchase Agreements	—	116,639,789	—	116,639,789
Other Investment Companies	9,884,528	—	—	9,884,528

Total Investments in Securities	$195,200,638	$2,044,271,376	—	$2,239,472,014

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of April 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer	Transfer	Transfer	Transfer
	into	out of	into	out of
	Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	—	$(127,328,534)	$127,328,534	—

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	3.1
Austria	0.8
Belgium	3.8
China	3.9
Denmark	3.1
Finland	1.6
France	13.1
Germany	1.0
Hong Kong	5.6
Israel	0.8
Italy	1.2
Japan	18.5
Macau	1.7
Netherlands	8.2
New Zealand	0.7
Russia	1.3
South Korea	0.9
Spain	6.2
Switzerland	4.6
United Kingdom	19.9

100.0

The accompanying notes are an integral part of these financial statements.

AMG Managers Value Partners Asia Dividend Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	18.5
Financials	18.1
Real Estate	17.2
Consumer Discretionary	16.0
Information Technology	12.8
Telecommunication Services	5.0
Utilities	3.3
Health Care	2.2
Materials	1.4
Consumer Staples	1.3
Energy	1.1
Short-Term Investments	2.1
Other Assets Less Liabilities	1.0

TOP TEN HOLDINGS

Security Name	% of Net Assets
China Construction Bank Corp., Class H (China)	5.3
Longfor Properties Co., Ltd. (China)	4.9
Ping An Insurance Group Co. of China, Ltd., Class H (China)	3.0
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2.8
China Resources Power Holdings Co., Ltd. (Hong Kong)	2.7
Far East Consortium International, Ltd. (Hong Kong)	2.6
Samsung Electronics Co., Ltd., 700.000% (South Korea)	2.5
SITC International Holdings Co., Ltd. (Hong Kong)	2.5
Far East Horizon, Ltd. (Hong Kong)	2.4
Qingdao Port International Co., Ltd., Class H (China)	2.4

Top Ten as a Group	31.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 90.4%
Consumer Discretionary - 13.5%
Asian Pay Television Trust (Singapore)	98,900	$36,498
Basso Industry Corp. (Taiwan)	25,000	44,346
China Lilang, Ltd. (China)	189,000	237,029
China Yongda Automobiles Services Holdings, Ltd. (China)	199,500	227,991
China ZhengTong Auto Services Holdings, Ltd. (China)	95,500	77,225
Chongqing Changan Automobile Co., Ltd., Class B (China)	78,563	73,384
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	46,000	101,041
EGL Holdings Co., Ltd. (Hong Kong)	74,000	10,088
Fila Korea, Ltd. (South Korea)	974	118,307
Great Wall Motor Co., Ltd., Class H (China)	44,000	45,637
Hotel Shilla Co., Ltd. (South Korea)	921	99,065
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd. (Hong Kong)	78,500	48,008
Kangwon Land, Inc. (South Korea)	4,382	118,211
Nameson Holdings, Ltd. (Hong Kong)	314,000	62,371
Skyworth Digital Holdings, Ltd. (Hong Kong)	223,225	101,434
Springland International Holdings, Ltd. (China)	47,000	13,235
Wonderful Sky Financial Group Holdings, Ltd. (Hong Kong)	214,000	35,755
Total Consumer Discretionary		1,449,625
Consumer Staples - 1.3%
BGF retailCo., Ltd. (South Korea)	332	59,372
Convenience Retail Asia, Ltd. (Hong Kong)	108,000	50,776
GS Retail Co. , Ltd. (South Korea)	236	8,198
Ultrajaya Milk Industry & Trading Co. (Indonesia)	220,400	23,523
Total Consumer Staples		141,869
Energy - 1.1%
PetroChina Co., Ltd., Class H (China)	122,000	89,898
Pryce Corp. (Philippines)	222,500	25,797
Total Energy		115,695
Financials - 18.1%
Bangkok Bank PCL, NVDR (Thailand)	1,200	7,306
Bank Pan Indonesia (Indonesia)*	139,800	9,496
BFI Finance Indonesia (Indonesia)	593,200	34,537
BOC Hong Kong Holdings, Ltd. (Hong Kong)	10,500	54,280
China Construction Bank Corp., Class H (China)	543,000	568,879
Chongqing Rural Commercial Bank Co., Ltd., Class H (China)	92,000	70,378

	Shares	Value
DBS Group Holdings, Ltd. (Singapore)	500	$11,536
Dongbu Insurance Co., Ltd. (South Korea)	2,520	147,924
Far East Horizon, Ltd. (Hong Kong)	264,000	261,964
Fubon Financial Holding Co., Ltd. (Taiwan)	62,000	106,073
Hana Financial Group, Inc. (South Korea)	2,314	102,818
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	3,103	110,861
Metropolitan Bank & Trust Co. (Philippines)	48,959	80,188
Panin Financial (Indonesia)*	3,695,200	62,430
Ping An Insurance Group Co. of China, Ltd., Class H (China)	32,500	317,571
Total Financials		1,946,241
Health Care - 2.2%
Shanghai Pharmaceuticals Holding Co., Ltd., Class H (China)	32,400	88,441
Sinopharm Group Co., Ltd., Class H (China)	34,400	145,075
Total Health Care		233,516
Industrials - 17.2%
Acset Indonusa (Indonesia)	339,100	67,759
BOC Aviation, Ltd. (Singapore)[1]	35,900	209,900
CB Industrial Product Holding (Malaysia)	36,500	13,653
China Communications Construction Co., Ltd., Class H (China)	44,000	50,696
China Machinery Engineering Corp., Class H (China)	167,000	97,023
China State Construction International Holdings, Ltd. (Hong Kong)	114,000	148,263
EEI Corp. (Philippines)*	35,100	8,275
FSE Engineering Holdings, Ltd. (Hong Kong)	159,000	49,390
Garuda Maintenance Facility Aero Asia (Indonesia)*	1,280,900	34,986
Haitian International Holdings, Ltd. (China)	65,000	172,985
Kerry TJ Logistics Co., Ltd. (Taiwan)	27,000	36,611
PP Persero (Indonesia)	320,900	55,700
Qingdao Port International Co., Ltd., Class H (China)[1]	308,000	253,044
SITC International Holdings Co., Ltd. (Hong Kong)	253,000	269,558
TK Group Holdings, Ltd. (China)	212,000	156,735
Total Bangun Persada (Indonesia)	369,700	18,070
TURVO International Co., Ltd. (Taiwan)	15,000	56,294
Waskita Karya Persero (Indonesia)	372,100	58,780
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (China)	31,160	59,005
Zhejiang Expressway Co. , Ltd., Class H (China)	40,000	41,077
Total Industrials		1,857,804

The accompanying notes are an integral part of these financial statements.

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.2%
Amotech Co., Ltd. (South Korea)*	744	$23,320
Chilisin Electronics Corp. (Taiwan)	18,108	56,294
ChipMOS TECHNOLOGIES, INC. (Taiwan)	10,000	6,925
FLEXium Interconnect, Inc. (Taiwan)	37,148	97,074
Goldpac Group, Ltd. (Hong Kong)	288,000	88,496
King Yuan Electronics Co., Ltd. (Taiwan)	113,000	111,465
KoMiCo, Ltd. (South Korea)	360	12,699
MediaTek, Inc. (Taiwan)	5,000	56,868
Parade Technologies, Ltd. (Taiwan)	2,000	30,970
Primax Electronics, Ltd. (Taiwan)	14,000	28,319
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	39,000	297,076
TechWing, Inc. (South Korea)	2,516	42,861
Transtech Optelecom Science Holdings, Ltd. (Hong Kong)*	196,000	65,428
V One Tech Co., Ltd. (South Korea)*	808	21,334
Yangtze Optical Fibre and Cable Joint Stock Co., Ltd., Class H (China)[1]	38,500	162,992
Total Information Technology		1,102,121
Materials - 1.4%
Lee & Man Chemical Co., Ltd. (Hong Kong)	132,000	99,806
Samyang Packaging Corp. (South Korea)*	2,792	52,055
Total Materials		151,861
Real Estate - 17.1%
AP Thailand PCL (Thailand)	211,100	56,054
Bekasi Fajar Industrial Estate (Indonesia)	2,970,600	56,633
CapitaLand Retail China Trust, REIT (Singapore)	31,540	37,252
CIFI Holdings Group Co., Ltd. (China)	142,000	111,817
CK Asset Holdings, Ltd. (Hong Kong)	25,000	215,824
CSI Properties, Ltd. (Hong Kong)	1,710,000	110,498
Far East Consortium International, Ltd. (Hong Kong)	495,179	282,788
Hopefluent Group Holdings, Ltd. (China)	140,000	63,995
Longfor Properties Co., Ltd. (China)	176,500	527,865
Mah Sing Group (Malaysia)	175,500	45,471
Megaworld Corp. (Philippines)	101,000	8,764
Puradelta Lestari (Indonesia)	2,572,800	31,068
Supalai PCL (Thailand)*	63,600	46,636
Times Property Holdings, Ltd. (China)	148,000	215,027
Viva Industrial Trust (Singapore)	43,400	29,410
Total Real Estate		1,839,102
Telecommunication Services - 5.0%
China Mobile, Ltd. (Hong Kong)	19,500	185,767

	Shares	Value
HKBN, Ltd. (Hong Kong)	119,500	$167,481
Indosat (Indonesia)	212,500	57,595
Link Net (Indonesia)	213,400	82,829
SmarTone Telecommunications Holdings, Ltd. (Hong Kong)	14,500	15,329
XL Axiata (Indonesia)*	204,300	30,965
Total Telecommunication Services		539,966
Utilities - 3.3%
China Resources Power Holdings Co., Ltd. (Hong Kong)	154,000	295,390
China Tian Lun Gas Holdings, Ltd. (China)	88,500	61,212
Total Utilities		356,602
Total Common Stocks (Cost $8,465,059)		9,734,402
Preferred Stocks - 2.6%
Information Technology - 2.6%
Samsung Electronics Co., Ltd. (South Korea)	137	272,410
Real Estate - 0.0%#
SP Setia Group (Malaysia)*	12,760	2,764
Total Preferred Stocks (Cost $184,590)		275,174
Participation Notes - 3.8%
Consumer Discretionary - 2.5%
Midea Group Co., Ltd. (HSBC Securities) (China)	21,500	174,486
Qingdao Haier Co, Ltd. (HSBC Securities) (China)	33,800	91,136
Total Consumer Discretionary		265,622
Industrials - 1.3%
Huayu Automotive Systems Co., Ltd. (HSBC Securities) (China)	41,300	144,152
Total Participation Notes (Cost $288,384)		409,774
Warrants - 0.1%
Energy - 0.0%#
Ezion Holdings, Ltd. (exercise price 0.45 Singapore Dollar), 04/24/20 (Singapore)*	18,520	98
Real Estate - 0.1%
Supalai PCL, (exercise price 4.00 Thia Baht), 10/20/18 (Thailand)*	15,900	9,471
Total Warrants (Cost $5,535)		9,569
Short-Term Investments - 2.1%
Other Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[2]	225,998	225,998
Total Short-Term Investments (Cost $225,998)		225,998

The accompanying notes are an integral part of these financial statements.

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

Value
Total Investments - 99.0% (Cost $9,169,566)	$10,654,917
Other Assets, less Liabilities - 1.0%	107,960
Net Assets - 100.0%	$10,762,877

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2018, the value of these securities amounted to $625,936 or 5.8% of net assets.
[2]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$44,033	$1,902,208	—	$1,946,241
Industrials	129,090	1,728,714	—	1,857,804
Real Estate	31,068	1,808,034	—	1,839,102
Consumer Discretionary	159,137	1,290,488	—	1,449,625
Information Technology	65,428	1,036,693	—	1,102,121
Telecommunication Services	250,310	289,656	—	539,966
Utilities	—	356,602	—	356,602
Health Care	145,075	88,441	—	233,516
Materials	—	151,861	—	151,861
Consumer Staples	110,148	31,721	—	141,869
Energy	25,797	89,898	—	115,695
Preferred Stocks
Information Technology	—	272,410	—	272,410
Real Estate	—	2,764	—	2,764
Participation Notes
Consumer Discretionary	—	265,622	—	265,622
Industrials	—	144,152	—	144,152
Warrants
Energy	98	—	—	98
Real Estate	9,471	—	—	9,471
Short-Term Investments
Other Investment Companies	225,998	—	—	225,998

Total Investments in Securities	$1,195,653	$9,459,264	—	$10,654,917

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

As of April 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer	Transfer	Transfer	Transfer
	into	out of	into	out of
	Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	$260,817	$(542,988)	$542,988	$(260,817)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

Country	% of Long-Term Investments
China	41.6
Hong Kong	26.1
Indonesia	6.0
Malaysia	0.6
Philippines	1.2
Singapore	3.1
South Korea	11.4
Taiwan	8.9
Thailand	1.1

100.0

The accompanying notes are an integral part of these financial statements.

AMG Managers Montag & Caldwell Balanced Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Corporate Bonds and Notes	22.6
Health Care	12.7
Consumer Staples	12.5
Information Technology	10.3
U.S. Government and Agency Obligations	9.5
Consumer Discretionary	7.7
Financials	4.8
Materials	1.7
Industrials	1.1
Short-Term Investments[1]	17.0
Other Assets Less Liabilities[2]	0.1

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Becton Dickinson & Co.	2.9
Abbott Laboratories	2.7
UnitedHealth Group, Inc.	2.6
Ulta Beauty, Inc.	2.6
Thermo Fisher Scientific, Inc.	2.5
S&P Global, Inc.	2.1
Dollar Tree, Inc.	2.1
Starbucks Corp.	2.1
Edwards Lifesciences Corp.	2.0
Mondelez International, Inc., Class A	1.7

Top Ten as a Group	23.3

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	29.5
Aaa	3.0
Aa	24.3
A	43.2

[1]	Includes market value of fixed-income securities only.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Montag & Caldwell Balanced Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 50.8%
Consumer Discretionary - 7.7%
Booking Holdings, Inc.*	90	$196,020
Dollar Tree, Inc.*	4,500	431,505
Starbucks Corp.	7,400	426,018
Ulta Beauty, Inc.*	2,100	526,911
Total Consumer Discretionary		1,580,454
Consumer Staples - 12.5%
The Coca-Cola Co.	8,000	345,680
Colgate-Palmolive Co.	2,700	176,121
The Estee Lauder Cos., Inc., Class A	1,450	214,731
Mondelez International, Inc., Class A	9,000	355,500
Monster Beverage Corp.*	6,300	346,500
PepsiCo, Inc.	2,400	242,256
Philip Morris International, Inc.	3,000	246,000
The Procter & Gamble Co.	2,500	180,850
The Kraft Heinz Co.	4,000	225,520
Walgreens Boots Alliance, Inc.	3,500	232,575
Total Consumer Staples		2,565,733
Financials - 4.8%
The Charles Schwab Corp.	4,000	222,720
Intercontinental Exchange, Inc.	4,600	333,316
S&P Global, Inc.	2,300	433,780
Total Financials		989,816
Health Care - 12.7%
Abbott Laboratories	9,500	552,235
Becton Dickinson & Co.	2,600	602,862
Edwards Lifesciences Corp.*	3,300	420,288
Thermo Fisher Scientific, Inc.	2,400	504,840
UnitedHealth Group, Inc.	2,250	531,900
Total Health Care		2,612,125
Industrials - 1.1%
Honeywell International, Inc.	1,600	231,488
Information Technology - 10.3%
Activision Blizzard, Inc.	1,000	66,350
Alphabet, Inc., Class A*	185	188,437
Apple, Inc.	600	99,156
eBay, Inc.*	8,000	303,040
Fidelity National Information Services, Inc.	1,800	170,946
FleetCor Technologies, Inc.*	800	165,824
Mastercard, Inc., Class A	900	160,443
Microsoft Corp.	2,100	196,392
Oracle Corp.	3,200	146,144

	Shares	Value
QUALCOMM, Inc.	5,000	$255,050
Visa, Inc., Class A	2,800	355,264
Total Information Technology		2,107,046
Materials - 1.7%
The Sherwin-Williams Co.	957	351,851
Total Common Stocks (Cost $9,322,500)		10,438,513

	Principal Amount
Corporate Bonds and Notes - 22.6%
Financials - 10.6%
Bank of America Corp.
Series L 2.650%, 04/01/19	$200,000	200,072
Berkshire Hathaway, Inc.
3.125%, 03/15/26	225,000	216,788
Chubb INA Holdings, Inc.
2.300%, 11/03/20	200,000	196,436
General Electric Co.
4.375%, 09/16/20	200,000	205,366
The Goldman Sachs Group, Inc.
2.300%, 12/13/19	200,000	198,077
JPMorgan Chase & Co.
4.350%, 08/15/21	225,000	232,587
State Street Corp.
2.550%, 08/18/20	250,000	248,136
US Bancorp, MTN
2.950%, 07/15/22	200,000	196,064
Visa, Inc.
3.150%, 12/14/25	250,000	243,796
Wells Fargo & Co.
Series N 2.150%, 01/30/20	250,000	246,758
Total Financials		2,184,080
Industrials - 12.0%
Alphabet, Inc.
3.625%, 05/19/21	200,000	204,791
Apple, Inc.
1.000%, 05/03/18	250,000	249,987
Chevron Corp.
1.718%, 06/24/18	250,000	249,801
Cisco Systems, Inc.
1.850%, 09/20/21	200,000	192,392
Honeywell International, Inc.
2.500%, 11/01/26	200,000	183,147
Johnson & Johnson
5.950%, 08/15/37	150,000	193,719
Merck & Co.,Inc.
2.350%, 02/10/22	250,000	243,539

The accompanying notes are an integral part of these financial statements.

AMG Managers Montag & Caldwell Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 12.0% (continued)
Oracle Corp.
2.500%, 10/15/22	$250,000	$242,832
PepsiCo, Inc.
5.000%, 06/01/18[1]	250,000	250,575
QUALCOMM, Inc.
2.250%, 05/20/20	250,000	246,101
United Parcel Service, Inc.
3.125%, 01/15/21	200,000	201,118
Total Industrials		2,458,002
Total Corporate Bonds and Notes (Cost $4,732,981)		4,642,082
U.S. Government and Agency Obligations - 9.5%
Fannie Mae - 0.1%
Fannie Mae,
6.000%, 11/01/35	7,464	8,262
7.500%, 02/01/35 to 04/01/35	8,096	8,428
Total Fannie Mae		16,690
Freddie Mac - 0.0%#
Freddie Mae Gold,
5.500%, 12/01/20	2,001	2,047
Ginnie Mae - 0.0%#
Ginnie Mae,
5.500%, 02/15/39	3,164	3,442
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bonds,
2.750%, 11/15/42	250,000	235,288
3.125%, 11/15/41	175,000	176,350

	Principal Amount	Value
U.S. Treasury Bonds,
3.500%, 02/15/39	$250,000	$268,130
5.375%, 02/15/31	125,000	156,882
U.S. Treasury Notes,
1.375%, 09/30/18	175,000	174,563
1.500%, 01/31/19	225,000	223,857
2.125%, 05/15/25	240,000	227,963
2.375%, 05/15/27	225,000	214,875
2.500%, 05/15/24	250,000	244,868
Total U.S. Treasury Obligations		1,922,776
Total U.S. Government and Agency Obligations (Cost $2,026,589)		1,944,955
Short-Term Investments - 17.0%
Joint Repurchase Agreements - 0.9%[2]
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $197,154 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.750%, 08/15/18 - 02/15/48, totaling $201,088)	197,145	197,145

	Shares
Other Investment Companies - 16.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[3]	3,304,016	3,304,016
Total Short-Term Investments (Cost $3,501,161)		3,501,161
Total Investments - 99.9% (Cost $19,583,231)		20,526,711
Other Assets, less Liabilities - 0.1%		26,607
Net Assets - 100.0%		$20,553,318

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities, amounting to $187,931 or 0.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
MTN	Medium-Term Note

The accompanying notes are an integral part of these financial statements.

AMG Managers Montag & Caldwell Balanced Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$10,438,513	—	—	$10,438,513
Corporate Bonds and Notes††	—	$4,642,082	—	4,642,082
U.S. Government and Agency Obligations††	—	1,944,955	—	1,944,955
Short-Term Investments
Joint Repurchase Agreements	—	197,145	—	197,145
Other Investment Companies	3,304,016	—	—	3,304,016

Total Investments in Securities	$13,742,529	$6,784,182	—	$20,526,711

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
April 30, 2018

	AMG Managers Fairpointe ESG Equity Fund	AMG River Road Focused Absolute Value Fund	AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Assets:
Investments at Value* (including securities on loan valued at $0, $0, $0, $16,530,611, and $2,817,807, respectively)	$10,388,947	$27,031,192	$743,127,070	$908,920,378	$111,188,085
Receivable for investments sold	33,550	—	4,222,655	4,645,154	601,765
Dividend, interest and other receivables	6,373	485	350,212	965,876	102,335
Receivable for Fund shares sold	—	6,203	401,371	997,553	82,077
Receivable from affiliate	7,301	7,388	3,790	3,920	—
Prepaid expenses and other assets	18,077	10,126	18,601	14,047	3,528
Total assets	10,454,248	27,055,394	748,123,699	915,546,928	111,977,790
Liabilities:
Payable upon return of securities loaned	—	—	—	16,937,288	2,899,157
Payable for investments purchased	98,051	—	—	5,993,667	753,830
Payable for Fund shares repurchased	—	54,865	5,862,713	1,814,480	26,722
Accrued expenses:
Investment advisory and management fees	5,797	13,224	434,916	443,751	55,083
Administrative fees	1,242	3,306	93,196	110,938	13,771
Distribution fees	133	2,028	39,768	23,682	505
Shareholder service fees	663	880	43,492	51,615	5,594
Professional fees	6,206	1,370	51,791	42,651	16,446
Custody fees	5,509	6,806	44,881	40,057	9,982
Other	212	211	117,653	9,044	93
Total liabilities	117,813	82,690	6,688,410	25,467,173	3,781,183
Net Assets	$10,336,435	$26,972,704	$741,435,289	$890,079,755	$108,196,607
* Investments at cost	$9,639,750	$26,342,099	$570,096,186	$758,975,007	$96,533,766

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Fairpointe ESG Equity Fund	AMG River Road Focused Absolute Value Fund	AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Net Assets Represent:
Paid-in capital	$9,085,091	$25,765,622	$489,080,978	$723,642,792	$89,810,928
Undistributed (distribution in excess of) net investment income	20,833	(15,744)	(780,137)	(3,935,620)	(229,769)
Accumulated net realized gain from investments	481,314	533,733	80,103,564	20,427,212	3,961,129
Net unrealized appreciation on investments	749,197	689,093	173,030,884	149,945,371	14,654,319
Net Assets	$10,336,435	$26,972,704	$741,435,289	$890,079,755	$108,196,607
Class N:
Net Assets	$740,275	$9,735,899	$226,026,357	$114,277,463	$2,433,559
Shares outstanding	62,467	867,735	11,378,628	9,397,440	174,865
Net asset value, offering and redemption price per share	$11.85	$11.22	$19.86	$12.16	$13.92
Class I:
Net Assets	$9,596,160	$17,174,696	$514,723,890	$773,152,973	$105,451,807
Shares outstanding	814,506	1,524,107	25,799,612	63,617,926	7,563,623
Net asset value, offering and redemption price per share	$11.78	$11.27	$19.95	$12.15	$13.94
Class R:
Net Assets	—	—	$685,042	—	—
Shares outstanding	—	—	35,429	—	—
Net asset value, offering and redemption price per share	—	—	$19.34	—	—
Class Z:
Net Assets	—	$62,109	—	$2,649,319	$311,241
Shares outstanding	—	5,512	—	217,950	22,318
Net asset value, offering and redemption price per share	—	$11.27	—	$12.16	$13.95

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Fairpointe Mid Cap Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund
Assets:
Investments at Value* (including securities on loan valued at $0, $192,672, $2,097,291, $1,626,548, and $6,048,451, respectively)	$3,707,427,268	$10,404,019	$104,615,371	$51,811,666	$324,364,333
Affiliated Investments at value**	128,407,485	—	—	—	—
Receivable for investments sold	14,259,509	—	820,886	—	280,330
Dividend, interest and other receivables	1,556,380	1,422	8,800	4,926	29,265
Receivable for Fund shares sold	4,875,539	—	42,369	18,315	331,078
Receivable from affiliate	20,843	3,673	11,419	1,353	579
Prepaid expenses and other assets	70,641	10,331	12,793	13,719	14,974
Total assets	3,856,617,665	10,419,445	105,511,638	51,849,979	325,020,559
Liabilities:
Payable upon return of securities loaned	—	197,389	2,149,413	1,681,654	6,273,992
Payable for investments purchased	31,320,170	—	3,048,218	—	—
Payable for Fund shares repurchased	10,947,774	5,559	81,789	5,188	347,221
Accrued expenses:
Investment advisory and management fees	1,944,486	6,330	75,621	31,080	210,505
Administrative fees	480,985	1,266	12,603	6,216	39,470
Distribution fees	244,802	979	6,625	1,509	6,259
Shareholder service fees	239,074	353	4,711	2,094	26,300
Professional fees	142,457	14,495	18,158	10,610	13,333
Custody fees	166,722	3,479	13,154	8,380	18,573
Other	147,750	454	10,617	730	2,074
Total liabilities	45,634,220	230,304	5,420,909	1,747,461	6,937,727
Net Assets	$3,810,983,445	$10,189,141	$100,090,729	$50,102,518	$318,082,832
* Investments at cost	$2,991,062,299	$8,259,624	$97,857,030	$47,393,463	$262,986,583
** Affiliated Investments at cost	$179,085,303	—	—	—	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Fairpointe Mid Cap Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund
Net Assets Represent:
Paid-in capital	$3,057,703,298	$7,768,928	$102,976,622	$43,794,853	$243,865,069
Undistributed (distribution in excess of) net investment income	2,351,471	(32,532)	(1,107,805)	(218,413)	(448,844)
Accumulated net realized gain (loss) from investments	85,241,525	308,350	(8,536,429)	2,107,875	13,288,857
Net unrealized appreciation on investments	665,687,151	2,144,395	6,758,341	4,418,203	61,377,750
Net Assets	$3,810,983,445	$10,189,141	$100,090,729	$50,102,518	$318,082,832
Class N:
Net Assets	$1,152,456,600	$4,909,009	$36,506,247	$7,588,492	$30,690,460
Shares outstanding	28,640,773	427,516	2,237,889	1,028,434	2,341,126
Net asset value, offering and redemption price per share	$40.24	$11.48	$16.31	$7.38	$13.11
Class I:
Net Assets	$2,353,571,970	$5,280,132	$63,584,482	$42,382,466	$287,231,378
Shares outstanding	56,981,169	456,306	3,833,387	5,632,737	21,529,686
Net asset value, offering and redemption price per share	$41.30	$11.57	$16.59	$7.52	$13.34
Class Z:
Net Assets	$304,954,875	—	—	$131,560	$160,994
Shares outstanding	7,384,765	—	—	17,506	12,070
Net asset value, offering and redemption price per share	$41.30	—	—	$7.52	$13.34

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Silvercrest Small Cap Fund	AMG GW&K U.S. Small Cap Growth Fund	AMG Managers DoubleLine Core Plus Bond Fund	AMG Managers Lake Partners LASSO Alternatives Fund	AMG River Road Long-Short Fund
Assets:
Investments at Value* (including securities on loan valued at $4,757,600, $1,100,950, $4,009,990, $0, and $0, respectively)	$263,285,469	$36,752,907	$651,203,837	$35,863,412	$33,952,117
Affiliated Investments at value**	—	—	32,453,601	—	—
Cash	—	—	—	—	156,913
Due from broker [1]	—	—	—	—	15,131,226
Foreign currency***	—	—	—	—	29,169
Receivable for investments sold	2,286,607	165,511	1,471,920	1,238,455	1,441,820
Receivable for delayed delivery investments sold	—	—	95,475	—	—
Dividend, interest and other receivables	58,449	11,472	3,902,246	17,209	66,533
Receivable for Fund shares sold	413,794	20,709	1,587,221	27,020	220,383
Receivable from affiliate	7,229	7,063	40,228	5,610	4,277
Prepaid expenses and other assets	20,495	11,332	6,179	17,707	18,239
Total assets	266,072,043	36,968,994	690,760,707	37,169,413	51,020,677
Liabilities:
Payable upon return of securities loaned	4,979,275	1,107,306	4,144,984	—	—
Payable for investments purchased	377,328	—	1,552,026	16,554	1,225,778
Payable for delayed delivery investments purchased	—	—	681,413	—	—
Payable for Fund shares repurchased	1,616,535	68,889	1,001,315	502,436	61,367
Interest and dividends payable	—	—	—	—	24,637
Due to custodian	—	—	163,677	—	—
Accrued expenses:
Investment advisory and management fees	195,182	20,741	253,916	28,294	24,427
Administrative fees	32,530	4,444	84,639	4,716	4,311
Distribution fees	3,578	4,399	30,665	1,719	997
Shareholder service fees	15,169	3,702	42,833	1,886	2,294
Professional fees	18,876	15,425	27,503	17,054	16,089
Custody fees	14,893	12,680	132,275	8,670	6,585
Other	921	10,334	26,856	5,644	777
Securities sold short, at value (proceeds $0, $0, $0, $0 and $14,922,677, respectively)	—	—	—	—	14,764,912
Total liabilities	7,254,287	1,247,920	8,142,102	586,973	16,132,174
Net Assets	$258,817,756	$35,721,074	$682,618,605	$36,582,440	$34,888,503
* Investments at cost	$238,325,955	$27,173,067	$664,359,690	$34,278,349	$33,142,027
** Affiliated Investments at cost	—	—	$32,510,569	—	—
*** Foreign currency at cost	—	—	—	—	$29,773

[1]	Includes foreign cash held at the Prime Broker of $717,784 with a cost amount equal to $732,634.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Silvercrest Small Cap Fund	AMG GW&K U.S. Small Cap Growth Fund	AMG Managers DoubleLine Core Plus Bond Fund	AMG Managers Lake Partners LASSO Alternatives Fund	AMG River Road Long-Short Fund
Net Assets Represent:
Paid-in capital	$222,251,308	$24,440,246	$701,756,022	$34,463,064	$33,974,880
Distribution in excess of net investment income	(111,862)	(114,832)	(586,053)	(481,223)	(597,001)
Accumulated net realized gain (loss) from investments	11,718,796	1,815,820	(5,338,543)	1,015,536	558,227
Net unrealized appreciation (depreciation) on investments	24,959,514	9,579,840	(13,212,821)	1,585,063	952,397
Net Assets	$258,817,756	$35,721,074	$682,618,605	$36,582,440	$34,888,503
Class N:
Net Assets	$15,772,328	$26,109,946	$147,088,327	$8,369,848	$4,742,268
Shares outstanding	915,326	6,294,803	14,148,800	709,876	385,770
Net asset value, offering and redemption price per share	$17.23	$4.15	$10.40	$11.79	$12.29
Class I:
Net Assets	$242,845,678	$9,462,154	$533,917,837	$28,212,592	$30,072,418
Shares outstanding	13,960,177	1,848,174	51,385,340	2,379,318	2,413,364
Net asset value, offering and redemption price per share	$17.40	$5.12	$10.39	$11.86	$12.46
Class Z:
Net Assets	$199,750	$148,974	$1,612,441	—	$73,817
Shares outstanding	11,484	29,074	155,070	—	5,920
Net asset value, offering and redemption price per share	$17.39	$5.12	$10.40	—	$12.47

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Guardian Capital Global Dividend Fund	AMG Managers Pictet International Fund	AMG Managers Value Partners Asia Dividend Fund	AMG Managers Montag & Caldwell Balanced Fund
Assets:
Investments at Value* (including securities on loan valued at $538,468, $109,563,929, $0, and $187,931, respectively)	$37,807,778	$2,239,472,014	$10,654,917	$20,526,711
Foreign currency***	—	500,042	104,643	—
Receivable for investments sold	720,423	2,134,272	78,618	185,336
Dividend, interest and other receivables	145,852	9,770,245	12,692	67,911
Receivable for Fund shares sold	17,116	1,718,340	—	1,946
Receivable from affiliate	619	9,651	7,738	2,206
Prepaid expenses and other assets	20,455	81,085	4,160	10,794
Total assets	38,712,243	2,253,685,649	10,862,768	20,794,904
Liabilities:
Payable upon return of securities loaned	554,513	116,639,789	—	197,145
Payable for investments purchased	941,499	—	41,075	—
Payable for Fund shares repurchased	—	1,315,501	200	1,542
Due to custodian	—	—	4,346	—
Accrued expenses:
Investment advisory and management fees	21,477	1,228,345	7,137	11,104
Administrative fees	4,602	263,217	1,338	2,563
Distribution fees	19	1,915	34	1,442
Shareholder service fees	—	8,371	—	1,025
Professional fees	18,315	74,143	15,166	16,835
Custody fees	5,884	175,444	30,424	6,902
Other	716	63,181	171	3,028
Total liabilities	1,547,025	119,769,906	99,891	241,586
Net Assets	$37,165,218	$2,133,915,743	$10,762,877	$20,553,318
* Investments at cost	$34,603,060	$2,033,459,502	$9,169,566	$19,583,231
*** Foreign currency at cost	—	$495,854	$104,763	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Guardian Capital Global Dividend Fund	AMG Managers Pictet International Fund	AMG Managers Value Partners Asia Dividend Fund	AMG Managers Montag & Caldwell Balanced Fund
Net Assets Represent:
Paid-in capital	$32,805,027	$1,813,046,443	$8,737,972	$18,587,391
Undistributed (distribution in excess of) net investment income	66,666	(4,721,342)	(55,061)	(374,009)
Accumulated net realized gain from investments	1,089,174	119,694,629	594,693	1,396,456
Net unrealized appreciation on investments	3,204,351	205,896,013	1,485,273	943,480
Net Assets	$37,165,218	$2,133,915,743	$10,762,877	$20,553,318
Class N:
Net Assets	$1,175,027	$9,760,134	$1,249,414	$17,335,946
Shares outstanding	104,679	870,276	99,924	793,725
Net asset value, offering and redemption price per share	$11.23	$11.21	$12.50	$21.84
Class I:
Net Assets	$35,990,191	$122,018,072	$9,513,463	$3,217,372
Shares outstanding	3,223,725	10,859,564	760,147	147,879
Net asset value, offering and redemption price per share	$11.16	$11.24	$12.52	$21.76
Class Z:
Net Assets	—	$2,002,137,537	—	—
Shares outstanding	—	178,617,274	—	—
Net asset value, offering and redemption price per share	—	$11.21	—	—

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended April 30, 2018

	AMG Managers Fairpointe ESG Equity Fund	AMG River Road Focused Absolute Value Fund	AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Investment Income:
Dividend income	$69,494	$185,412	$4,456,340	$13,286,542	$1,795,407
Securities lending income	—	1,474	—	130,682	23,503
Foreign withholding tax	(239)	(580)	—	(29,906)	(4,145)
Total investment income	69,255	186,306	4,456,340	13,387,318	1,814,765
Expenses:
Investment advisory and management fees	30,372	77,817	2,786,492	2,772,102	353,632
Administrative fees	6,508	19,454	602,133	693,026	88,408
Distribution fees - Class N	834	10,962	247,509	155,498	3,485
Distribution fees - Class R	—	—	1,752	—	—
Shareholder servicing fees - Class N	303	1,754	84,050	43,539	1,173
Shareholder servicing fees - Class I	3,168	3,422	196,701	279,005	34,430
Shareholder servicing fees - Class R	—	—	245	—	—
Registration fees	15,342	9,170	21,618	22,028	13,603
Professional fees	13,798	12,126	47,030	43,033	16,025
Custodian fees	3,768	4,162	32,072	30,070	6,506
Reports to shareholders	1,826	1,820	78,864	29,793	4,720
Trustee fees and expenses	246	804	29,184	31,348	4,112
Transfer agent fees	194	404	38,643	14,495	1,845
Miscellaneous	552	1,255	17,628	14,973	2,520
Total expenses before offsets	76,911	143,150	4,183,921	4,128,910	530,459
Expense reimbursements	(37,027)	(34,595)	—	—	—
Expense reductions	—	(1,816)	(23,060)	(5,759)	(2,467)
Fee waivers	—	—	(24,487)	(24,487)	—
Net expenses	39,884	106,739	4,136,374	4,098,664	527,992
Net investment income	29,371	79,567	319,966	9,288,654	1,286,773
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	624,427	641,439	81,065,908	23,008,018	4,010,346
Net change in unrealized appreciation/depreciation on investments	(618,001)	(274,233)	(36,879,739)	(26,873,468)	(4,349,698)
Net realized and unrealized gain (loss)	6,426	367,206	44,186,169	(3,865,450)	(339,352)
Net increase in net assets resulting from operations	$35,797	$446,773	$44,506,135	$5,423,204	$947,421

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG Managers Fairpointe Mid Cap Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund
Investment Income:
Dividend income	$23,804,906	$22,945	$347,802 [1]	$200,535	$1,416,693
Securities lending income	—	425	7,173	3,215	19,808
Foreign withholding tax	(63,203)	(211)	—	—	(18,669)
Total investment income	23,741,703	23,159	354,975	203,750	1,417,832
Expenses:
Investment advisory and management fees	12,363,420	37,572	492,643	172,496	1,255,205
Administrative fees	3,059,862	7,514	82,107	34,499	235,351
Distribution fees - Class N	1,595,889	5,860	45,787	8,930	38,665
Shareholder servicing fees - Class N	516,701	1,221	14,907	2,233	15,466
Shareholder servicing fees - Class I	1,051,176	1,141	11,993	9,420	141,356
Registration fees	51,052	7,875	9,662	13,193	16,342
Professional fees	149,567	11,201	14,785	12,646	23,067
Custodian fees	120,644	2,580	10,188	4,530	11,983
Reports to shareholders	216,199	1,431	10,338	4,823	8,348
Trustee fees and expenses	137,601	323	3,931	1,499	10,429
Transfer agent fees	74,106	390	7,473	2,074	4,806
Miscellaneous	63,572	572	6,290	1,298	5,267
Total expenses before offsets	19,399,789	77,680	710,104	267,641	1,766,285
Expense reimbursements	—	(21,868)	(69,623)	(7,865)	—
Expense reductions	—	(121)	(3,740)	(3,761)	(9,061)
Fee waivers	(132,594)	—	—	—	(3,452)
Net expenses	19,267,195	55,691	636,741	256,015	1,753,772
Net investment income (loss)	4,474,508	(32,532)	(281,766)	(52,265)	(335,940)
Net Realized and Unrealized Gain:
Net realized gain on investments	85,498,825	350,578	15,307,959	2,186,046	13,664,380
Net change in unrealized appreciation/depreciation on investments	13,192,531	530,126	(7,561,420)	(596,421)	(35,446)
Net realized and unrealized gain	98,691,356	880,704	7,746,539	1,589,625	13,628,934
Net increase in net assets resulting from operations	$103,165,864	$848,172	$7,464,773	$1,537,360	$13,292,994

[1]	Includes non-recurring dividends of $72,660.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG Managers	AMG	AMG Managers	AMG Managers
	Silvercrest	GW&K	DoubleLine	Lake Partners	AMG
	Small	U.S. Small Cap	Core Plus	LASSO	River Road
	Cap Fund	Growth Fund	Bond Fund	Alternatives Fund	Long-Short Fund
Investment Income:
Interest income	—	—	$11,946,344	—	$4,450
Dividend income	$1,659,859	$88,068	139,028	$311,297	715,323 [2]
Dividends from affiliated securities	—	—	360,745	—	—
Securities lending income	6,167	3,705	14,643	—	—
Foreign withholding tax	—	(930)	(8,392)	—	(7,678)
Total investment income	1,666,026	90,843	12,452,368	311,297	712,095
Expenses:
Investment advisory and management fees	1,227,033	125,684	1,537,027	192,372	148,608
Administrative fees	204,506	26,932	512,343	32,062	26,225
Distribution fees - Class N	27,193	26,507	193,968	10,465	6,575
Shareholder servicing fees - Class N	7,614	18,739	62,765	2,512	2,104
Shareholder servicing fees - Class I	87,750	4,951	200,425	10,313	11,859
Registration fees	19,737	18,158	29,281	12,871	16,712
Professional fees	19,913	12,157	44,353	13,564	15,570
Custodian fees	10,159	6,593	100,106	6,026	5,367
Reports to shareholders	12,702	8,357	40,463	6,534	4,283
Trustee fees and expenses	8,941	1,215	22,778	1,632	1,173
Transfer agent fees	3,517	3,907	9,051	1,029	764
Miscellaneous	6,014	1,372	11,405	1,856	1,275
Interest and dividend expense	—	—	—	—	340,385
Total expenses before offsets	1,635,079	254,572	2,763,965	291,236	580,900
Expense reimbursements	(38,620)	(42,782)	(145,200)	(34,709)	(24,164)
Expense reductions	(46,363)	(6,115)	—	—	(5,124)
Fee waivers	—	—	(95,842)	—	—
Net expenses	1,550,096	205,675	2,522,923	256,527	551,612
Net investment income (loss)	115,930	(114,832)	9,929,445	54,770	160,483
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	12,640,891	1,973,349	(877,096)	529,085	1,747,713
Net realized loss on short sales	—	—	—	—	(835,383)
Net realized loss on foreign currency transactions	—	—	—	—	(980)
Capital gain distribution received	—	—	—	666,601	—
Net change in unrealized appreciation/depreciation on investments	(21,745,672)	(415,673)	(17,882,783)	(1,327,871)	(1,283,643)
Net change in unrealized appreciation/depreciation on affiliated investments	—	—	42,299	—	—
Net change in unrealized appreciation/depreciation on short sales	—	—	—	—	52,226
Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	—	—	(8,120)
Net realized and unrealized gain (loss)	(9,104,781)	1,557,676	(18,717,580)	(132,185)	(328,187)
Net increase (decrease) in net assets resulting from operations	$(8,988,851)	$1,442,844	$(8,788,135)	$(77,415)	$(167,704)

[2]	Includes non-recurring dividends of $385,865.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG		AMG
	Managers	AMG	Managers	AMG
	Guardian Capital	Managers	Value Partners	Managers
	Global	Pictet	Asia	Montag & Caldwell
	Dividend Fund	International Fund	Dividend Fund	Balanced Fund
Investment Income:
Interest income	—	—	—	$63,350
Dividend income	$584,407	$21,073,317	$79,922	112,576
Securities lending income	894	129,701	27	20
Foreign withholding tax	(49,303)	(2,023,892)	(8,348)	—
Total investment income	535,998	19,179,126	71,601	175,946
Expenses:
Investment advisory and management fees	132,215	7,243,804	43,181	68,882
Administrative fees	28,332	1,552,244	8,096	15,896
Distribution fees - Class N	115	8,416	206	8,944
Shareholder servicing fees - Class N	—	3,703	—	5,366
Shareholder servicing fees - Class I	—	204,246	—	992
Registration fees	12,607	36,945	7,978	11,359
Professional fees	13,833	78,401	11,126	13,515
Custodian fees	8,904	185,714	36,659	5,088
Reports to shareholders	1,831	79,043	1,409	3,063
Trustee fees and expenses	1,267	67,776	354	734
Transfer agent fees	516	151,180	161	4,072
Miscellaneous	1,033	25,341	574	826
Total expenses before offsets	200,653	9,636,813	109,744	138,737
Expense reimbursements	(2,137)	—	(47,465)	(13,223)
Fee waivers	—	(56,916)	—	—
Net expenses	198,516	9,579,897	62,279	125,514
Net investment income	337,482	9,599,229	9,322	50,432
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,131,466	125,542,117	593,957	1,419,799
Net realized gain (loss) on foreign currency transactions	(3,286)	(497,024)	2,522	—
Net change in unrealized appreciation/depreciation on investments	(1,750,893)	(109,877,332)	(168,252)	(1,155,469)
Net change in unrealized appreciation/depreciation on foreign currency translations	(619)	(103,319)	(1,270)	—
Net realized and unrealized gain (loss)	(623,332)	15,064,442	426,957	264,330
Net increase (decrease) in net assets resulting from operations	$(285,850)	$24,663,671	$436,279	$314,762

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

	AMG		AMG		AMG
	Managers		River Road		Managers
	Fairpointe ESG		Focused Absolute		Montag & Caldwell
	Equity Fund		Value Fund		Growth Fund
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017[1]	April 30, 2018	October 31, 2017
Increase in Net Assets Resulting From Operations:
Net investment income	$29,371	$126,340	$79,567	$79,888	$319,966	$367,209
Net realized gain on investments	624,427	9,113	641,439	1,785,151	81,065,908	93,131,174
Net change in unrealized appreciation/depreciation on investments	(618,001)	1,389,919	(274,233)	455,132	(36,879,739)	73,415,699
Net increase in net assets resulting from operations	35,797	1,525,372	446,773	2,320,171	44,506,135	166,914,082
Distributions to Shareholders:
From net investment income:
Class N	(9,243)	(874)	(42,083)	(7,854)	—	(828,374)
Class I	(111,123)	(68,181)	(108,821)	(112,913)	(534,984)	(4,910,866)
Class R	—	—	—	—	—	(8,072)
Class Z	—	—	(412)	—	—	—
From net realized gain on investments:
Class N	—	—	(542,163)	(66,646)	(21,977,990)	(39,690,379)
Class I	—	—	(1,243,729)	(842,368)	(52,675,538)	(72,425,486)
Class R	—	—	—	—	(65,328)	(535,608)
Class Z	—	—	(4,428)	—	—	—
Total distributions to shareholders	(120,366)	(69,055)	(1,941,636)	(1,029,781)	(75,253,840)	(118,398,785)
Capital Share Transactions:[2]
Net increase (decrease) from capital share transactions	3,867,181	(1,937,234)	3,853,018	11,523,190	(130,275,802)	(490,841,087)
Total increase (decrease) in net assets	3,782,612	(480,917)	2,358,155	12,813,580	(161,023,507)	(442,325,790)
Net Assets:
Beginning of period	6,553,823	7,034,740	24,614,549	11,800,969	902,458,796	1,344,784,586
End of period	$10,336,435	$6,553,823	$26,972,704	$24,614,549	$741,435,289	$902,458,796
End of period undistributed (distribution in excess of) net investment income	$20,833	$111,828	$(15,744)	$56,005	$(780,137)	$(565,119)

[1]	The commencement of operations for Class Z shares was October 2, 2017.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

	AMG		AMG		AMG
	River Road		River Road		Managers
	Dividend All Cap		Dividend All		Fairpointe
	Value Fund		Cap Value Fund II		Mid Cap Fund
	April 30, 2018	October 31, 2017[1]	April 30, 2018	October 31, 2017[1]	April 30, 2018	October 31, 2017[1]
Increase in Net Assets Resulting From Operations:
Net investment income	$9,288,654	$17,286,874	$1,286,773	$2,435,356	$4,474,508	$4,188,835
Net realized gain on investments	23,008,018	42,526,733	4,010,346	6,085,039	85,498,825	312,147,791
Net change in unrealized appreciation/depreciation on investments	(26,873,468)	64,504,761	(4,349,698)	9,399,851	13,192,531	275,789,998
Net increase in net assets resulting from operations	5,423,204	124,318,368	947,421	17,920,246	103,165,864	592,126,624
Distributions to Shareholders:
From net investment income:
Class N	(2,020,671)	(4,378,159)	(42,348)	(50,019)	—	(4,738,012)
Class I	(13,392,298)	(12,190,543)	(1,878,332)	(1,944,514)	(1,956,221)	(13,393,786)
Class Z	(46,836)	(234)	(5,299)	(102)	(166,816)	—
From net realized gain on investments:
Class N	(5,727,192)	(20,724,974)	(141,368)	(139,259)	(84,025,015)	(61,100,310)
Class I	(35,476,637)	(38,518,497)	(5,823,735)	(4,633,931)	(166,664,102)	(96,561,949)
Class Z	(122,589)	—	(16,071)	—	(6,917,463)	—
Total distributions to shareholders	(56,786,223)	(75,812,407)	(7,907,153)	(6,767,825)	(259,729,617)	(175,794,057)
Capital Share Transactions:[2]
Net increase (decrease) from capital share transactions	16,628,797	25,446,779	(7,131,105)	(6,790,967)	(2,649,464)	42,884,347
Total increase (decrease) in net assets	(34,734,222)	73,952,740	(14,090,837)	4,361,454	(159,213,217)	459,216,914
Net Assets:
Beginning of period	924,813,977	850,861,237	122,287,444	117,925,990	3,970,196,662	3,510,979,748
End of period	$890,079,755	$924,813,977	$108,196,607	$122,287,444	$3,810,983,445	$3,970,196,662
End of period undistributed (distribution in excess of) net investment income	$(3,935,620)	$2,235,531	$(229,769)	$409,437	$2,351,471	—

[1]	The commencement of operations for Class Z shares was October 2, 2017.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

	AMG		AMG
	Managers		Managers		AMG
	Montag & Caldwell		LMCG Small		River Road
	Mid Cap Growth Fund		Cap Growth Fund		Small-Mid Cap Value Fund
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017[1]
Increase in Net Assets Resulting From Operations:
Net investment loss	$(32,532)	$(53,564)	$(281,766)	$(688,770)	$(52,265)	$(40,149)
Net realized gain on investments	350,578	743,000	15,307,959	11,137,262	2,186,046	6,362,384
Net change in unrealized appreciation/depreciation on investments	530,126	852,784	(7,561,420)	17,761,836	(596,421)	3,424,682
Net increase in net assets resulting from operations	848,172	1,542,220	7,464,773	28,210,328	1,537,360	9,746,917
Distributions to Shareholders:
From net investment income:
Class N	—	(12,389)	—	—	(15,212)	(6,217)
Class I	—	(22,879)	—	—	(150,362)	(124,646)
Class Z	—	—	—	—	(574)	—
From net realized gain on investments:
Class N	(317,127)	(297,569)	—	—	(1,000,101)	(388,245)
Class I	(329,505)	(291,792)	—	—	(5,000,864)	(2,623,776)
Class Z	—	—	—	—	(17,114)	—
Total distributions to shareholders	(646,632)	(624,629)	—	—	(6,184,227)	(3,142,884)
Capital Share Transactions:[2]
Net increase (decrease) from capital share transactions	697,095	174,952	(32,928,407)	(14,492,344)	10,342,495	(2,051,545)
Total increase (decrease) in net assets	898,635	1,092,543	(25,463,634)	13,717,984	5,695,628	4,552,488
Net Assets:
Beginning of period	9,290,506	8,197,963	125,554,363	111,836,379	44,406,890	39,854,402
End of period	$10,189,141	$9,290,506	$100,090,729	$125,554,363	$50,102,518	$44,406,890
End of period distribution in excess of net investment income	$(32,532)	—	$(1,107,805)	$(826,039)	$(218,413)	—

[1]	The commencement of operations for Class Z shares was October 2, 2017.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

					AMG
	AMG		AMG Managers		GW&K
	River Road		Silvercrest		U.S. Small Cap
	Small Cap Value Fund		Small Cap Fund		Growth Fund
	April 30, 2018	October 31, 2017[1]	April 30, 2018	October 31, 2017[1]	April 30, 2018	October 31, 2017[3]
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(335,940)	$(401,545)	$115,930	$238,344	$(114,832)	$(256,697)
Net realized gain on investments	13,664,380	41,224,676	12,640,891	20,362,183	1,973,349	5,923,460
Net change in unrealized appreciation/depreciation on investments	(35,446)	20,988,302	(21,745,672)	34,036,455	(415,673)	5,001,575
Net increase (decrease) in net assets resulting from operations	13,292,994	61,811,433	(8,988,851)	54,636,982	1,442,844	10,668,338
Distributions to Shareholders:
From net investment income:
Class I	(112,686)	—	(270,695)	(462,292)	—	—
Class Z	(218)	—	(360)	—	—	—
From net realized gain on investments:
Class N	(4,305,561)	(1,206,779)	(1,953,748)	(172,910)	(3,811,311)	(44,632)
Class I	(36,489,632)	(13,057,219)	(18,836,820)	(1,603,029)	(1,248,740)	(14,009)
Class Z	(20,415)	—	(15,730)	—	(18,241)	—
Total distributions to shareholders	(40,928,512)	(14,263,998)	(21,077,353)	(2,238,231)	(5,078,292)	(58,641)
Capital Share Transactions:[2]
Net increase (decrease) from capital share transactions	34,332,761	(4,679,906)	21,600,783	12,692,188	2,744,589	(16,006,845)
Total increase (decrease) in net assets	6,697,243	42,867,529	(8,465,421)	65,090,939	(890,859)	(5,397,148)
Net Assets:
Beginning of period	311,385,589	268,518,060	267,283,177	202,192,238	36,611,933	42,009,081
End of period	$318,082,832	$311,385,589	$258,817,756	$267,283,177	$35,721,074	$36,611,933
End of period undistributed (distribution in excess of) net investment income	$(448,844)	—	$(111,862)	$43,263	$(114,832)	—

[1]	The commencement of operations for Class Z shares was October 2, 2017.
[2]	See Note 1(g) of the Notes to Financial Statements.
[3]	The commencement of operations for Class Z shares was February 24, 2017.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

	AMG Managers
	DoubleLine		AMG Managers		AMG
	Core Plus		Lake Partners		River Road
	Bond Fund		LASSO Alternatives Fund		Long-Short Fund
	April 30, 2018	October 31, 2017[1]	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017[1]
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$9,929,445	$18,128,484	$54,770	$(180,464)	$160,483	$(821,219)
Net realized gain (loss) on investments	(877,096)	(1,427,843)	1,195,686	2,171,889	911,350	3,197,701
Net change in unrealized appreciation/depreciation on investments	(17,840,484)	612,732	(1,327,871)	2,210,908	(1,239,537)	2,291,428
Net increase (decrease) in net assets resulting from operations	(8,788,135)	17,313,373	(77,415)	4,202,333	(167,704)	4,667,910
Distributions to Shareholders:
From net investment income:
Class N	(2,047,153)	(6,469,092)	—	—	—	—
Class I	(7,586,060)	(13,470,209)	(74,797)	—	—	—
Class Z	(23,880)	(659)	—	—	—	—
From net realized gain on investments:
Class N	—	(566,979)	(382,672)	(123,358)	—	—
Class I	—	(780,506)	(1,606,738)	(263,958)	—	—
From paid in capital:
Class N	—	(992,351)	—	—	—	—
Class I	—	(1,912,231)	—	—	—	—
Class Z	—	(115)	—	—	—	—
Total distributions to shareholders	(9,657,093)	(24,192,142)	(2,064,207)	(387,316)	—	—
Capital Share Transactions:[2]
Net increase (decrease) from capital share transactions	22,221,132	(21,494,709)	(11,400,570)	(56,374,436)	493,689	(16,366,899)
Total increase (decrease) in net assets	3,775,904	(28,373,478)	(13,542,192)	(52,559,419)	325,985	(11,698,989)
Net Assets:
Beginning of period	678,842,701	707,216,179	50,124,632	102,684,051	34,562,518	46,261,507
End of period	$682,618,605	$678,842,701	$36,582,440	$50,124,632	$34,888,503	$34,562,518
End of period distribution in excess of net investment income	$(586,053)	$(858,405)	$(481,223)	$(461,196)	$(597,001)	$(757,484)

[1]	The commencement of operations for Class Z shares was October 2, 2017.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

	AMG				AMG
	Managers		AMG		Managers
	Guardian Capital		Managers		Value Partners
	Global Dividend Fund		Pictet International Fund		Asia Dividend Fund
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017[1]	April 30, 2018	October 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$337,482	$761,972	$9,599,229	$21,331,461	$9,322	$245,017
Net realized gain on investments	1,128,180	449,753	125,045,093	54,291,175	596,479	663,433
Net change in unrealized appreciation/depreciation on investments	(1,751,512)	4,967,436	(109,980,651)	289,075,134	(169,522)	1,483,557
Net increase (decrease) in net assets resulting from operations	(285,850)	6,179,161	24,663,671	364,697,770	436,279	2,392,007
Distributions to Shareholders:
From net investment income:
Class N	(11,947)	(16,721)	(79,424)	(946)	(16,334)	(33,987)
Class I	(368,989)	(665,170)	(7,236,910)	(19,015,823)	(126,292)	(282,917)
Class Z	—	—	(25,589,385)	—	—	—
From net realized gain on investments:
Class N	(5,236)	—	(142,676)	(2,721)	(70,027)	(22,865)
Class I	(160,241)	—	(14,191,976)	(28,593,441)	(539,272)	(203,640)
Class Z	—	—	(42,840,950)	—	—	—
Total distributions to shareholders	(546,413)	(681,891)	(90,081,321)	(47,612,931)	(751,925)	(543,409)
Capital Share Transactions:[2]
Net increase from capital share transactions	550,965	2,965,562	175,856,148	370,211,280	610,857	528,187
Total increase (decrease) in net assets	(281,298)	8,462,832	110,438,498	687,296,119	295,211	2,376,785
Net Assets:
Beginning of period	37,446,516	28,983,684	2,023,477,245	1,336,181,126	10,467,666	8,090,881
End of period	$37,165,218	$37,446,516	$2,133,915,743	$2,023,477,245	$10,762,877	$10,467,666
End of period undistributed (distribution in excess of) net investment income	$66,666	$110,120	$(4,721,342)	$18,585,148	$(55,061)	$78,243

[1]	The commencement of operations for Class Z shares was October 2, 2017.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

	AMG
	Managers
	Montag & Caldwell
	Balanced Fund
	April 30, 2018	October 31, 2017
Increase in Net Assets Resulting From Operations:
Net investment income	$50,432	$83,986
Net realized gain on investments	1,419,799	1,114,103
Net change in unrealized appreciation/depreciation on investments	(1,155,469)	1,101,333
Net increase in net assets resulting from operations	314,762	2,299,422
Distributions to Shareholders:
From net investment income:
Class N	(77,221)	(104,641)
Class I	(15,835)	(16,404)
From net realized gain on investments:
Class N	(896,071)	(1,915,882)
Class I	(163,824)	(232,384)
Total distributions to shareholders	(1,152,951)	(2,269,311)
Capital Share Transactions:[2]
Net decrease from capital share transactions	(6,730)	(7,095,911)
Total decrease in net assets	(844,919)	(7,065,800)
Net Assets:
Beginning of period	21,398,237	28,464,037
End of period	$20,553,318	$21,398,237
End of period distribution in excess of net investment income	$(374,009)	$(331,385)

[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows (unaudited)
For the six months ended April 30, 2018

AMG River Road Long-Short Fund
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(167,704)
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
Purchases of long-term investment securities	(29,462,198)
Proceeds from disposition of long-term investment securities	30,042,134
Proceeds from securities sold short	30,292,367
Purchases to cover securities sold short	(28,791,676)
Net sales of short-term securities	18,482,613
Net realized gain on investments	(1,747,713)
Net realized loss on short sales	835,383
Net realized loss on foreign currency transactions	980
Net change in unrealized appreciation/depreciation on investments	1,283,643
Net change in unrealized appreciation/depreciation on short sales	(52,226)
Net change in unrealized appreciation/depreciation on foreign currency translations	8,120
Decrease in due from broker	18,250
Increase in segregated cash	(7,010,049)
Increase in dividends, interest and other receivables	(16,413)
Increase in receivable from affiliate	(4,277)
Increase in prepaid expenses	(17,980)
Decrease in due to broker payable	(13,827,747)
Increase in interest and dividends on securities sold short payable	1,676
Decrease in investment advisory and management fees payable	(5,744)
Decrease in administration fees payable	(139)
Decrease in distribution fees payable	(382)
Decrease in shareholder servicing fees payable	(78)
Decrease in professional fees payable	(9,746)
Increase in custodian fees payable	1,504
Decrease in transfer agent fees payable	(320)
Decrease in accrued expenses and other payables	(5,446)
Net cash used in operating activities	(153,168)
Effect of exchange rate changes on foreign currency	(9,100)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	5,055,399
Cost of shares repurchased	(4,735,587)
Net cash provided by financing activities	319,812
Net increase in cash	157,544
Cash:
Beginning of period	28,538
End of period	$186,082

The accompanying notes are an integral part of these financial statements.

AMG Managers Fairpointe ESG Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,		For the fiscal period ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015[1]
Net Asset Value, Beginning of Period	$11.74	$9.65	$9.33	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.03	0.17 [4]	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.23	1.94	0.33	(0.73)
Total income (loss) from investment operations	0.26	2.11	0.41	(0.67)
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.02)	(0.09)	—
Total distributions to shareholders	(0.15)	(0.02)	(0.09)	—
Net Asset Value, End of Period	$11.85	$11.74	$9.65	$9.33
Total Return[3,5]	2.18%[6]	21.83%	4.43%	(6.70)%[6]
Ratio of net expenses to average net assets	1.12%[7]	1.12%	1.15%	1.15%[7]
Ratio of gross expenses to average net assets[8]	1.97%[7]	1.76%	2.63%	3.78%[7]
Ratio of net investment income to average net assets[3]	0.48%[7]	1.53%	0.87%	0.70%[7]
Portfolio turnover	22%[6]	51%	31%	1%[6,9]
Net assets end of period (000’s) omitted	$740	$807	$546	$2,295

AMG Managers Fairpointe ESG Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,		For the fiscal period ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015[1]
Net Asset Value, Beginning of Period	$11.70	$9.67	$9.35	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.19 [4]	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.23	1.94	0.32	(0.73)
Total income (loss) from investment operations	0.27	2.13	0.42	(0.65)
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.10)	(0.10)	—
Total distributions to shareholders	(0.19)	(0.10)	(0.10)	—
Net Asset Value, End of Period	$11.78	$11.70	$9.67	$9.35
Total Return[3,5]	2.33%[6]	22.04%	4.65%	(6.50)%[6]
Ratio of net expenses to average net assets	0.90%[7]	0.90%	0.90%	0.90%[7]
Ratio of gross expenses to average net assets[8]	1.75%[7]	1.54%	2.51%	3.53%[7]
Ratio of net investment income to average net assets[3]	0.70%[7]	1.75%	1.10%	0.95%[7]
Portfolio turnover	22%[6]	51%	31%	1%[6,9]
Net assets end of period (000’s) omitted	$9,596	$5,747	$6,489	$4,162

[1]	Commencement of operations was on December 23, 2014.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $0.06 and $0.08 for Class N and Class I shares, respectively.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[9]	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

AMG River Road Focused Absolute Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,	For the fiscal period ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016[1]
Net Asset Value, Beginning of Period	$11.87	$10.85	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.03	(0.01)	0.04
Net realized and unrealized gain on investments	0.26	1.85	0.81
Total income from investment operations	0.29	1.84	0.85
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.09)	—
Net realized gain on investments	(0.87)	(0.73)	—
Total distributions to shareholders	(0.94)	(0.82)	—
Net Asset Value, End of Period	$11.22	$11.87	$10.85
Total Return[3,4]	2.39%[5]	17.42%	8.50%[5]
Ratio of net expenses to average net assets	0.99%[6,7]	0.97%[7]	1.12%[6]
Ratio of gross expenses to average net assets[8]	1.27%[6]	1.50%	3.15%[6]
Ratio of net investment income (loss) to average net assets[3]	0.44%[6]	(0.09)%	0.39%[6]
Portfolio turnover	47%[5]	112%	146%[5,9]
Net assets end of period (000’s) omitted	$9,736	$7,448	$489

AMG River Road Focused Absolute Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,	For the fiscal period ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016[1]
Net Asset Value, Beginning of Period	$11.92	$10.88	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.04	0.06	0.08
Net realized and unrealized gain on investments	0.26	1.81	0.80
Total income from investment operations	0.30	1.87	0.88
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.10)	—
Net realized gain on investments	(0.87)	(0.73)	—
Total distributions to shareholders	(0.95)	(0.83)	—
Net Asset Value, End of Period	$11.27	$11.92	$10.88
Total Return[3,4]	2.46%[5]	17.72%	8.80%[5]
Ratio of net expenses to average net assets	0.74%[6,7]	0.73%[7]	0.75%[6]
Ratio of gross expenses to average net assets[8]	1.02%[6]	1.20%	2.90%[6]
Ratio of net investment income to average net assets[3]	0.69%[6]	0.50%	0.81%[6]
Portfolio turnover	47%[5]	112%	146%[5,9]
Net assets end of period (000’s) omitted	$17,175	$17,106	$11,312

AMG River Road Focused Absolute Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	October 31,
	April 30, 2018
Class Z	(unaudited)	2017[10]
Net Asset Value, Beginning of Period	$11.92	$12.18
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	0.26	(0.25)
Total income (loss) from investment operations	0.30	(0.26)
Less Distributions to Shareholders from:
Net investment income	(0.08)	—
Net realized gain on investments	(0.87)	—
Total distributions to shareholders	(0.95)	—
Net Asset Value, End of Period	$11.27	$11.92
Total Return[3,4]	2.50%[5]	(2.13)%[5]
Ratio of net expenses to average net assets	0.70%[6,7]	0.70%[6,7]
Ratio of gross expenses to average net assets[8]	0.98%[6]	1.32%[6]
Ratio of net investment income (loss) to average net assets[3]	0.73%[6]	(0.59)%[6]
Portfolio turnover	47%[5]	112%[5]
Net assets end of period (000’s) omitted	$62	$61

[1]	The commencement of operations for Class N and Class I shares was November 3, 2015.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2018, and 0.03%, 0.02%, and less than 0.01% for Class N, Class I and Class Z, respectively, for the period ended October 31, 2017.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
[10]	The commencement of operations for Class Z shares was October 2, 2017.

AMG Managers Montag & Caldwell Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.76	$19.56	$26.67	$29.59	$28.68	$25.31
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.01)	(0.02)	0.05	0.07	0.10	0.23
Net realized and unrealized gain (loss) on investments	1.05	3.20	(0.33)	2.06	2.93	5.07
Total income (loss) from investment operations	1.04	3.18	(0.28)	2.13	3.03	5.30
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	(0.08)	(0.05)	(0.16)	(0.22)
Net realized gain on investments	(1.94)	(1.94)	(6.75)	(5.00)	(1.96)	(1.71)
Total distributions to shareholders	(1.94)	(1.98)	(6.83)	(5.05)	(2.12)	(1.93)
Net Asset Value, End of Period	$19.86	$20.76	$19.56	$26.67	$29.59	$28.68
Total Return[2,3]	5.09%[4]	17.99%	(1.77)%	7.93%	10.98%	22.61%
Ratio of net expenses to average net assets	1.18%[5,6]	1.15%[6]	1.12%	1.05%	1.03%	1.04%
Ratio of gross expenses to average net assets[7]	1.19%[5]	1.17%	1.12%	1.05%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets[2]	(0.07)%[5]	(0.11)%	0.25%	0.28%	0.34%	0.88%
Portfolio turnover	16%[4]	42%	64%	12%	47%	51%
Net assets end of period (000’s) omitted	$226,026	$259,324	$519,008	$835,725	$1,344,317	$2,190,074

AMG Managers Montag & Caldwell Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.84	$19.70	$26.82	$29.80	$28.87	$25.46
Income (loss) from Investment Operations:
Net investment income[1,2]	0.01	0.02	0.10	0.14	0.17	0.30
Net realized and unrealized gain (loss) on investments	1.06	3.20	(0.31)	2.06	2.96	5.10
Total income (loss) from investment operations	1.07	3.22	(0.21)	2.20	3.13	5.40
Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.13)	(0.16)	(0.18)	(0.24)	(0.28)
Net realized gain on investments	(1.94)	(1.95)	(6.75)	(5.00)	(1.96)	(1.71)
Total distributions to shareholders	(1.96)	(2.08)	(6.91)	(5.18)	(2.20)	(1.99)
Net Asset Value, End of Period	$19.95	$20.84	$19.70	$26.82	$29.80	$28.87
Total Return[2,3]	5.21%[4]	18.21%	(1.51)%	8.21%	11.26%	22.95%
Ratio of net expenses to average net assets	0.97%[5,6]	0.92%[6]	0.87%	0.80%	0.78%	0.79%
Ratio of gross expenses to average net assets[7]	0.98%[5]	0.94%	0.87%	0.80%	0.78%	0.79%
Ratio of net investment income to average net assets[2]	0.14%[5]	0.12%	0.50%	0.53%	0.59%	1.13%
Portfolio turnover	16%[4]	42%	64%	12%	47%	51%
Net assets end of period (000’s) omitted	$514,724	$642,461	$820,318	$1,344,231	$2,784,650	$3,035,623

AMG Managers Montag & Caldwell Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class R	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.29	$19.14	$26.22	$29.21	$28.33	$25.02
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.04)	(0.07)	0.00 [8]	0.01	0.03	0.16
Net realized and unrealized gain (loss) on investments	1.03	3.15	(0.31)	2.01	2.91	5.01
Total income (loss) from investment operations	0.99	3.08	(0.31)	2.02	2.94	5.17
Less Distributions to Shareholders from:
Net investment income	—	(0.03)	(0.02)	(0.01)	(0.10)	(0.15)
Net realized gain on investments	(1.94)	(1.90)	(6.75)	(5.00)	(1.96)	(1.71)
Total distributions to shareholders	(1.94)	(1.93)	(6.77)	(5.01)	(2.06)	(1.86)
Net Asset Value, End of Period	$19.34	$20.29	$19.14	$26.22	$29.21	$28.33
Total Return[2,3]	4.89%[4]	17.77%	(2.02)%	7.66%	10.74%	22.30%
Ratio of net expenses to average net assets	1.47%[5,6]	1.39%[6]	1.37%	1.30%	1.28%	1.29%
Ratio of gross expenses to average net assets[7]	1.48%[5]	1.41%	1.37%	1.30%	1.28%	1.29%
Ratio of net investment income (loss) to average net assets[2]	(0.36)%[5]	(0.35)%	(0.02)%	0.03%	0.09%	0.63%
Portfolio turnover	16%[4]	42%	64%	12%	47%	51%
Net assets end of period (000’s) omitted	$685	$674	$5,458	$5,877	$7,701	$10,099

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 31, 2018 and 0.01% for the fiscal year ended October 31, 2017.
[7]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[8]	Less than $0.005 per share.

AMG River Road Dividend All Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.87	$12.18	$12.67	$14.05	$13.99	$11.67
Income (loss) from Investment Operations:
Net investment income[1]	0.11 [2]	0.22 [2]	0.24 [2]	0.21	0.42	0.30
Net realized and unrealized gain (loss) on investments	(0.04)	1.54	0.65	(0.20)	0.89	2.73
Total income from investment operations	0.07	1.76	0.89	0.01	1.31	3.03
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.21)	(0.22)	(0.22)	(0.44)	(0.27)
Net realized gain on investments	(0.58)	(0.86)	(1.16)	(1.17)	(0.81)	(0.44)
Total distributions to shareholders	(0.78)	(1.07)	(1.38)	(1.39)	(1.25)	(0.71)
Net Asset Value, End of Period	$12.16	$12.87	$12.18	$12.67	$14.05	$13.99
Total Return[1,3]	0.37%[4]	14.79%	7.88%	(0.23)%	9.89%	27.47%
Ratio of net expenses to average net assets	1.10%[5,6]	1.11%[6]	1.10%	1.10%	1.09%	1.09%
Ratio of gross expenses to average net assets[7]	1.11%[5]	1.12%	1.10%	1.10%	1.09%	1.09%
Ratio of net investment income to average net assets[1]	1.79%[5]	1.75%	2.00%	1.62%	2.96%	2.38%
Portfolio turnover	16%[4]	28%	47%	27%	32%	35%
Net assets end of period (000’s) omitted	$114,277	$136,534	$295,797	$214,789	$349,937	$449,130

AMG River Road Dividend All Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.86	$12.17	$12.66	$14.04	$13.98	$11.66
Income (loss) from Investment Operations:
Net investment income[1]	0.13 [2]	0.24 [2]	0.28 [2]	0.25	0.44	0.34
Net realized and unrealized gain (loss) on investments	(0.04)	1.55	0.64	(0.20)	0.90	2.72
Total income from investment operations	0.09	1.79	0.92	0.05	1.34	3.06
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.24)	(0.25)	(0.26)	(0.47)	(0.30)
Net realized gain on investments	(0.58)	(0.86)	(1.16)	(1.17)	(0.81)	(0.44)
Total distributions to shareholders	(0.80)	(1.10)	(1.41)	(1.43)	(1.28)	(0.74)
Net Asset Value, End of Period	$12.15	$12.86	$12.17	$12.66	$14.04	$13.98
Total Return[1,3]	0.48%[4]	15.07%	8.15%	0.02%	10.18%	27.81%
Ratio of net expenses to average net assets	0.85%[5]	0.86%[6]	0.85%	0.85%	0.84%	0.84%
Ratio of gross expenses to average net assets[7]	0.86%[5]	0.87%	0.85%	0.85%	0.84%	0.84%
Ratio of net investment income to average net assets[1]	2.04%[5]	1.93%	2.30%	1.87%	3.21%	2.63%
Portfolio turnover	16%[4]	28%	47%	27%	32%	35%
Net assets end of period (000’s) omitted	$773,153	$788,023	$555,064	$635,189	$788,322	$779,859

AMG River Road Dividend All Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal period ended October 31,
	April 30, 2018
Class Z	(unaudited)	2017[8]
Net Asset Value, Beginning of Period	$12.86	$12.80
Income (loss) from Investment Operations:
Net investment income[1]	0.13 [2]	0.01 [2]
Net realized and unrealized gain (loss) on investments	(0.03)	0.07
Total income from investment operations	0.10	0.08
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.02)
Net realized gain on investments	(0.58)	—
Total distributions to shareholders	(0.80)	(0.02)
Net Asset Value, End of Period	$12.16	$12.86
Total Return[1,3]	0.59%[4]	0.59%[4]
Ratio of net expenses to average net assets	0.78%[5]	0.78%[5,6]
Ratio of gross expenses to average net assets[7]	0.79%[5]	0.79%[5]
Ratio of net investment income to average net assets[1]	2.11%[5]	0.79%[5]
Portfolio turnover	16%[4]	28%[4]
Net assets end of period (000’s) omitted	$2,649	$257

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reduction from broker recapture amounting to less than 0.01%.
[7]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[8]	The commencement of operations for Class Z shares was October 2, 2017.

AMG River Road Dividend All Cap Value Fund II
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.80	$13.52	$12.99	$13.69	$12.89	$10.44
Income (loss) from Investment Operations:
Net investment income[1]	0.14 [2]	0.24 [2]	0.26 [2]	0.22 [2]	0.36	0.22
Net realized and unrealized gain (loss) on investments	(0.06)	1.80	0.71	(0.26)	0.96	2.46
Total income (loss) from investment operations	0.08	2.04	0.97	(0.04)	1.32	2.68
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.20)	(0.25)	(0.23)	(0.38)	(0.23)
Net realized gain on investments	(0.74)	(0.56)	(0.19)	(0.43)	(0.14)	(0.00)[3]
Total distributions to shareholders	(0.96)	(0.76)	(0.44)	(0.66)	(0.52)	(0.23)
Net Asset Value, End of Period	$13.92	$14.80	$13.52	$12.99	$13.69	$12.89
Total Return[1,4]	0.37%[5]	15.33%	7.61%	(0.47)%	10.46%	25.99%
Ratio of net expenses to average net assets	1.17%[6,7]	1.20%[7]	1.18%	1.15%	1.25%	1.30%
Ratio of gross expenses to average net assets[8]	1.17%[6]	1.20%	1.18%	1.15%	1.17%	1.37%
Ratio of net investment income to average net assets[1]	1.91%[6]	1.69%	1.99%	1.62%	2.72%	1.76%
Portfolio turnover	17%[5]	27%	34%	35%	29%	28%
Net assets end of period (000’s) omitted	$2,434	$3,090	$3,394	$2,930	$7,037	$3,634

AMG River Road Dividend All Cap Value Fund II
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.82	$13.53	$13.00	$13.69	$12.89	$10.45
Income (loss) from Investment Operations:
Net investment income[1]	0.16 [2]	0.28 [2]	0.29 [2]	0.25 [2]	0.39	0.25
Net realized and unrealized gain (loss) on investments	(0.06)	1.80	0.71	(0.25)	0.96	2.45
Total income from investment operations	0.10	2.08	1.00	—	1.35	2.70
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.23)	(0.28)	(0.26)	(0.41)	(0.26)
Net realized gain on investments	(0.74)	(0.56)	(0.19)	(0.43)	(0.14)	(0.00)[3]
Total distributions to shareholders	(0.98)	(0.79)	(0.47)	(0.69)	(0.55)	(0.26)
Net Asset Value, End of Period	$13.94	$14.82	$13.53	$13.00	$13.69	$12.89
Total Return[1,4]	0.48%[5]	15.65%	7.87%	(0.13)%	10.73%	26.30%
Ratio of net expenses to average net assets	0.89%[6,7]	0.91%[7]	0.93%	0.90%	1.00%	1.05%
Ratio of gross expenses to average net assets[8]	0.89%[6]	0.91%	0.93%	0.90%	0.92%	1.12%
Ratio of net investment income to average net assets[1]	2.19%[6]	1.96%	2.24%	1.87%	2.97%	2.01%
Portfolio turnover	17%[5]	27%	34%	35%	29%	28%
Net assets end of period (000’s) omitted	$105,452	$118,876	$114,532	$121,414	$125,660	$86,240

AMG River Road Dividend All Cap Value Fund II
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal period ended October 31,
	April 30, 2018
Class Z	(unaudited)	2017[9]
Net Asset Value, Beginning of Period	$14.82	$14.74
Income (loss) from Investment Operations:
Net investment income (loss)[1]	0.16 [2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments	(0.05)	0.11
Total income from investment operations	0.11	0.10
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.02)
Net realized gain on investments	(0.74)	—
Total distributions to shareholders	(0.98)	(0.02)
Net Asset Value, End of Period	$13.95	$14.82
Total Return[1,4]	0.58%[5]	0.65%[5]
Ratio of net expenses to average net assets	0.83%[6,7]	0.90%[6,7]
Ratio of gross expenses to average net assets[8]	0.83%[6]	0.90%[6]
Ratio of net investment income (loss) to average net assets[1]	2.25%[6]	(0.47)%[6]
Portfolio turnover	17%[5]	27%[5]
Net assets end of period (000’s) omitted	$311	$321

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Less than $0.005 or $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reduction from broker recapture amounting to less than 0.01%.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[9]	The commencement of investment operations for was October 2, 2017.

AMG Managers Fairpointe Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$41.95	$37.48	$37.56	$46.89	$45.40	$32.79
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.01	(0.02)	0.16	0.12	(0.06)	0.17
Net realized and unrealized gain (loss) on investments	1.09	6.33	1.92	(1.83)	5.82	13.48
Total income (loss) from investment operations	1.10	6.31	2.08	(1.71)	5.76	13.65
Less Distributions to Shareholders from:
Net investment income	—	(0.13)	(0.11)	(0.04)	—	(0.30)
Net realized gain on investments	(2.81)	(1.71)	(2.05)	(7.58)	(4.27)	(0.74)
Total distributions to shareholders	(2.81)	(1.84)	(2.16)	(7.62)	(4.27)	(1.04)
Net Asset Value, End of Period	$40.24	$41.95	$37.48	$37.56	$46.89	$45.40
Total Return[2,3]	2.21%[4]	16.87%	6.01%	(5.02)%	13.32%	42.88%
Ratio of net expenses to average net assets	1.12%[5]	1.12%	1.12%	1.11%	1.10%	1.11%
Ratio of gross expenses to average net assets[6]	1.13%[5]	1.13%	1.12%	1.11%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets[2]	0.05%[5]	(0.05)%	0.44%	0.27%	(0.12)%	0.42%
Portfolio turnover	9%[4]	28%	24%	32%	50%	37%
Net assets end of period (000’s) omitted	$1,152,457	$1,292,107	$1,374,982	$1,861,753	$2,432,815	$2,370,432

AMG Managers Fairpointe Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$42.97	$38.39	$38.44	$47.74	$46.10	$33.28
Income (loss) from Investment Operations:
Net investment income[1,2]	0.06	0.08	0.25	0.23	0.05	0.28
Net realized and unrealized gain (loss) on investments	1.11	6.49	1.98	(1.89)	5.92	13.67
Total income (loss) from investment operations	1.17	6.57	2.23	(1.66)	5.97	13.95
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.24)	(0.23)	(0.06)	(0.06)	(0.39)
Net realized gain on investments	(2.81)	(1.75)	(2.05)	(7.58)	(4.27)	(0.74)
Total distributions to shareholders	(2.84)	(1.99)	(2.28)	(7.64)	(4.33)	(1.13)
Net Asset Value, End of Period	$41.30	$42.97	$38.39	$38.44	$47.74	$46.10
Total Return[2,3]	2.35%[4]	17.16%	6.26%	(4.78)%	13.61%	43.23%
Ratio of net expenses to average net assets	0.87%[5]	0.87%	0.87%	0.86%	0.85%	0.86%
Ratio of gross expenses to average net assets[6]	0.88%[5]	0.88%	0.87%	0.86%	0.85%	0.86%
Ratio of net investment income to average net assets[2]	0.29%[5]	0.20%	0.68%	0.52%	0.13%	0.67%
Portfolio turnover	9%[4]	28%	24%	32%	50%	37%
Net assets end of period (000’s) omitted	$2,353,572	$2,668,464	$2,135,998	$2,838,642	$3,531,114	$2,521,876

AMG Managers Fairpointe Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	October 31,
	April 30, 2018
Class Z	(unaudited)	2017[7]
Net Asset Value, Beginning of Period	$42.98	$44.24
Income (loss) from Investment Operations:
Net investment income[1,2]	0.08	0.00 [8]
Net realized and unrealized gain (loss) on investments	1.12	(1.26)
Total income (loss) from investment operations	1.20	(1.26)
Less Distributions to Shareholders from:
Net investment income	(0.07)	—
Net realized gain on investments	(2.81)	—
Total distributions to shareholders	(2.88)	—
Net Asset Value, End of Period	$41.30	$42.98
Total Return[2,3]	2.38%[4]	(2.85)%[4]
Ratio of net expenses to average net assets	0.79%[5]	0.79%[5]
Ratio of gross expenses to average net assets[6]	0.80%[5]	0.80%[5]
Ratio of net investment income to average net assets[2]	0.37%[5]	0.01%[5]
Portfolio turnover	9%[4]	28%[4]
Net assets end of period (000’s) omitted	$304,955	$9,625

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[7]	Commencement of operations was on October 2, 2017.
[8]	Less than $0.005 or $(0.005) per share.

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.26	$10.19	$11.57	$11.99	$12.77	$10.36
Income (loss) from Investment Operations:
Net investment loss[2]	(0.04)[3]	(0.08)[3]	(0.07)[3]	(0.08)	(0.06)	(0.07)
Net realized and unrealized gain on investments	1.04	1.92	0.02	0.65	1.20	2.58
Total income (loss) from investment operations	1.00	1.84	(0.05)	0.57	1.14	2.51
Less Distributions to Shareholders from:
Net investment income	—	(0.03)	—	—	—	—
Net realized gain on investments	(0.78)	(0.74)	(1.33)	(0.99)	(1.92)	(0.10)
Total distributions to shareholders	(0.78)	(0.77)	(1.33)	(0.99)	(1.92)	(0.10)
Net Asset Value, End of Period	$11.48	$11.26	$10.19	$11.57	$11.99	$12.77
Total Return[2,4]	8.99%[5]	19.09%	(0.60)%	4.81%	9.75%	24.51%
Ratio of net expenses to average net assets	1.24%[6]	1.23%[7]	1.25%	1.25%	1.25%	1.25%
Ratio of gross expenses to average net assets[8]	1.68%[6]	1.86%	2.12%	2.10%	2.16%	1.85%
Ratio of net investment loss to average net assets[2]	(0.78)%[6]	(0.73)%	(0.64)%	(0.60)%	(0.55)%	(0.58)%
Portfolio turnover	20%[5]	49%	39%	58%	33%	74%
Net assets end of period (000’s) omitted	$4,909	$4,574	$4,216	$4,890	$7,633	$11,402

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,			For the fiscal period ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$11.32	$10.25	$11.61	$12.00	$11.36
Income (loss) from Investment Operations:
Net investment loss[2]	(0.03)[3]	(0.05)[3]	(0.04)[3]	(0.04)	(0.04)
Net realized and unrealized gain on investments	1.06	1.92	0.01	0.64	0.68
Total income (loss) from investment operations	1.03	1.87	(0.03)	0.60	0.64
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	—	—	—
Net realized gain on investments	(0.78)	(0.74)	(1.33)	(0.99)	—
Total distributions to shareholders	(0.78)	(0.80)	(1.33)	(0.99)	—
Net Asset Value, End of Period	$11.57	$11.32	$10.25	$11.61	$12.00
Total Return[2,4]	9.21%[5]	19.35%	(0.41)%	5.08%	5.63%[5]
Ratio of net expenses to average net assets	0.99%[6]	0.99%[7]	1.00%	1.00%	1.00%[6]
Ratio of gross expenses to average net assets[8]	1.43%[6]	1.62%	1.86%	1.85%	2.27%[6]
Ratio of net investment loss to average net assets[2]	(0.53)%[6]	(0.48)%	(0.38)%	(0.35)%	(0.68)%[6]
Portfolio turnover	20%[5]	49%	39%	58%	33%[5]
Net assets end of period (000’s) omitted	$5,280	$4,716	$3,982	$6,163	$3,867

[1]	The commencement of operations for Class I shares was May 13, 2014.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Per share numbers have been calculated using average shares.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reduction from broker recapture amounting to 0.01%.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers LMCG Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.30	$12.19	$14.47	$14.76	$14.71	$11.42
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.05)[3]	(0.09)[4]	(0.11)	(0.15)	(0.13)	0.00 [5]
Net realized and unrealized gain (loss) on investments	1.06	3.20	(2.17)	0.40	2.21	4.18
Total income (loss) from investment operations	1.01	3.11	(2.28)	0.25	2.08	4.18
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	—	—	(0.00)[5]	(0.54)	(2.03)	(0.89)
Total distributions to shareholders	—	—	(0.00)[5]	(0.54)	(2.03)	(0.89)
Net Asset Value, End of Period	$16.31	$15.30	$12.19	$14.47	$14.76	$14.71
Total Return[2,6]	6.60%[7]	25.51%	(15.74)%	1.65%	15.18%	39.31%
Ratio of net expenses to average net assets	1.32%[8,9]	1.23%[9]	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets[10]	1.44%[8]	1.36%	1.51%	1.53%	1.67%	2.03%
Ratio of net investment income (loss) to average net assets[2]	(0.67)%[8]	(0.65)%	(1.00)%	(1.00)%	(0.90)%	0.02%
Portfolio turnover	71%[7]	151%	138%	79%	144%	186%[11]
Net assets end of period (000’s) omitted	$36,506	$45,902	$53,816	$154,394	$37,099	$32,045

AMG Managers LMCG Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.54	$12.36	$14.64	$14.89	$14.81	$11.46
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.03)[3]	(0.07)[4]	(0.08)	(0.12)	(0.09)	0.04
Net realized and unrealized gain (loss) on investments	1.08	3.25	(2.20)	0.41	2.23	4.20
Total income (loss) from investment operations	1.05	3.18	(2.28)	0.29	2.14	4.24
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.03)	—
Net realized gain on investments	—	—	(0.00)[5]	(0.54)	(2.03)	(0.89)
Total distributions to shareholders	—	—	(0.00)[5]	(0.54)	(2.06)	(0.89)
Net Asset Value, End of Period	$16.59	$15.54	$12.36	$14.64	$14.89	$14.81
Total Return[2,6]	6.76%[7]	25.73%	(15.56)%	1.91%	15.51%	39.72%
Ratio of net expenses to average net assets	1.07%[8,9]	1.05%[9]	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets[10]	1.19%[8]	1.18%	1.25%	1.28%	1.42%	1.78%
Ratio of net investment income (loss) to average net assets[2]	(0.42)%[8]	(0.47)%	(0.59)%	(0.75)%	(0.65)%	0.27%
Portfolio turnover	71%[7]	151%	138%	79%	144%	186%[11]
Net assets end of period (000’s) omitted	$63,584	$79,652	$58,020	$76,989	$15,083	$8,496

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.06), and $(0.05) for Class N and Class I shares, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11) and $(0.09) for Class N and Class I shares, respectively.
[5]	Less than $0.005 or $(0.005) per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2018, and 0.01% for the fiscal year ended 2017.
[10]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[11]	Portfolio turnover rate excludes securities received from the reorganization.

AMG River Road Small-Mid Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.23	$7.04	$7.63	$8.77	$10.28	$8.50
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.02)[3]	(0.03)	(0.04)	(0.04)	(0.03)	0.07
Net realized and unrealized gain on investments	0.32	1.81	0.56	0.33	0.03	2.34
Total income from investment operations	0.30	1.78	0.52	0.29	—	2.41
Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.01)	—	—	(0.02)	(0.12)
Net realized gain on investments	(1.13)	(0.58)	(1.11)	(1.43)	(1.49)	(0.51)
Total distributions to shareholders	(1.15)	(0.59)	(1.11)	(1.43)	(1.51)	(0.63)
Net Asset Value, End of Period	$7.38	$8.23	$7.04	$7.63	$8.77	$10.28
Total Return[2,4]	3.72%[5]	26.18%	8.55%	3.26%	(0.23)%	30.44%
Ratio of net expenses to average net assets	1.33%[6,7]	1.35%[7]	1.50%	1.49%	1.45%	1.46%
Ratio of gross expenses to average net assets[8]	1.37%[6]	1.46%	1.62%	1.49%	1.45%	1.46%
Ratio of net investment income (loss) to average net assets[2]	(0.45)%[6]	(0.33)%	(0.52)%	(0.52)%	(0.36)%	0.78%
Portfolio turnover	27%[5]	57%	65%	59%	64%	71%
Net assets end of period (000’s) omitted	$7,588	$7,810	$4,942	$5,038	$8,388	$19,099

AMG River Road Small-Mid Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.38	$7.16	$7.76	$8.88	$10.38	$8.58
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.01)[3]	0.00	(0.02)	(0.02)	(0.01)	0.10
Net realized and unrealized gain on investments	0.31	1.84	0.55	0.33	0.04	2.36
Total income from investment operations	0.30	1.84	0.53	0.31	0.03	2.46
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.03)	(0.02)	—	(0.04)	(0.15)
Net realized gain on investments	(1.13)	(0.59)	(1.11)	(1.43)	(1.49)	(0.51)
Total distributions to shareholders	(1.16)	(0.62)	(1.13)	(1.43)	(1.53)	(0.66)
Net Asset Value, End of Period	$7.52	$8.38	$7.16	$7.76	$8.88	$10.38
Total Return[2,4]	3.73%[5]	26.63%	8.64%	3.60%	0.00%	30.74%
Ratio of net expenses to average net assets	1.08%[6,7]	1.10%[7]	1.25%	1.24%	1.20%	1.21%
Ratio of gross expenses to average net assets[8]	1.12%[6]	1.21%	1.38%	1.24%	1.20%	1.21%
Ratio of net investment income (loss) to average net assets[2]	(0.19)%[6]	(0.06)%	(0.24)%	(0.27)%	(0.11)%	1.03%
Portfolio turnover	27%[5]	57%	65%	59%	64%	71%
Net assets end of period (000’s) omitted	$42,382	$36,547	$34,913	$92,073	$176,166	$198,220

AMG River Road Small-Mid Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	October 31,
	April 30, 2018
Class Z	(unaudited)	2017[9]
Net Asset Value, Beginning of Period	$8.37	$8.48
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)[3]	(0.01)
Net realized and unrealized gain (loss) on investments	0.33	(0.10)
Total income (loss) from investment operations	0.32	(0.11)
Less Distributions to Shareholders from:
Net investment income	(0.04)	—
Net realized gain on investments	(1.13)	—
Total distributions to shareholders	(1.17)	—
Net Asset Value, End of Period	$7.52	$8.37
Total Return[2,4]	3.92%[5]	(1.30)%[5]
Ratio of net expenses to average net assets	1.03%[6,7]	1.04%[6,7]
Ratio of gross expenses to average net assets[8]	1.07%[6]	1.48%[6]
Ratio of net investment loss to average net assets[2]	(0.15)%[6]	(0.71)%[6]
Portfolio turnover	27%[5]	57%[5]
Net assets end of period (000’s) omitted	$132	$49

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05), $(0.04), and $(0.04) for Class N, Class I and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reduction from broker recapture amounting to less than 0.01%.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[9]	The commencement of operations was October 2, 2017.

AMG River Road Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.46	$12.29	$12.20	$13.53	$17.05	$13.56
Income (loss) from Investment Operations:
Net investment income (loss)[1]	(0.03)[2,3]	(0.05)[2]	(0.04)[2]	(0.06)[2]	(0.04)[2]	0.16
Net realized and unrealized gain on investments	0.62	2.88	0.85	0.72	0.14	3.98
Total income from investment operations	0.59	2.83	0.81	0.66	0.10	4.14
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.04)	(0.22)
Net realized gain on investments	(1.94)	(0.66)	(0.72)	(1.99)	(3.58)	(0.43)
Total distributions to shareholders	(1.94)	(0.66)	(0.72)	(1.99)	(3.62)	(0.65)
Net Asset Value, End of Period	$13.11	$14.46	$12.29	$12.20	$13.53	$17.05
Total Return[1,4]	4.21%[5]	23.43%	7.22%	5.15%	(0.05)%	31.98%
Ratio of net expenses to average net assets	1.35%[6,7]	1.35%[7]	1.34%	1.34%	1.33%	1.34%
Ratio of gross expenses to average net assets[8]	1.35%[6]	1.36%	1.34%	1.34%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets[1]	(0.44)%[6]	(0.36)%	(0.31)%	(0.45)%	(0.26)%	1.03%
Portfolio turnover	20%[5]	42%	57%	61%	66%	56%
Net assets end of period (000’s) omitted	$30,690	$31,657	$21,765	$25,246	$49,049	$56,793

AMG River Road Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.68	$12.44	$12.31	$13.60	$17.13	$13.62
Income (loss) from Investment Operations:
Net investment income (loss)[1]	(0.01)[2,3]	(0.01)[2]	(0.01)[2]	(0.03)[2]	(0.00)[2,9]	0.19
Net realized and unrealized gain on investments	0.62	2.92	0.86	0.73	0.13	4.01
Total income from investment operations	0.61	2.91	0.85	0.70	0.13	4.20
Less Distributions to Shareholders from:
Net investment income	(0.01)	—	—	—	(0.08)	(0.26)
Net realized gain on investments	(1.94)	(0.67)	(0.72)	(1.99)	(3.58)	(0.43)
Total distributions to shareholders	(1.95)	(0.67)	(0.72)	(1.99)	(3.66)	(0.69)
Net Asset Value, End of Period	$13.34	$14.68	$12.44	$12.31	$13.60	$17.13
Total Return[1,4]	4.27%[5]	23.80%	7.50%	5.45%	0.16%	32.36%
Ratio of net expenses to average net assets	1.10%[6,7]	1.10%[7]	1.09%	1.09%	1.08%	1.09%
Ratio of gross expenses to average net assets[8]	1.10%[6]	1.11%	1.09%	1.09%	1.08%	1.09%
Ratio of net investment income (loss) to average net assets[1]	(0.19)%[6]	(0.11)%	(0.06)%	(0.20)%	(0.01)%	1.28%
Portfolio turnover	20%[5]	42%	57%	61%	66%	56%
Net assets end of period (000’s) omitted	$287,231	$279,574	$246,753	$245,192	$250,173	$252,804

AMG River Road Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	October 31,
	April 30, 2018
Class Z	(unaudited)	2017[10]
Net Asset Value, Beginning of Period	$14.68	$14.68
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)[3]	(0.01)
Net realized and unrealized gain on investments	0.63	0.01
Total income from investment operations	0.62	—
Less Distributions to Shareholders from:
Net investment income	(0.02)	—
Net realized gain on investments	(1.94)	—
Total distributions to shareholders	(1.96)	—
Net Asset Value, End of Period	$13.34	$14.68
Total Return[1,4]	4.38%[5]	0.00%[5]
Ratio of net expenses to average net assets	1.00%[6,7]	1.03%[6]
Ratio of gross expenses to average net assets[8]	1.00%[6]	1.03%[6]
Ratio of net investment loss to average net assets[1]	(0.09)%[6]	(0.58)%[6]
Portfolio turnover	20%[5]	42%[5]
Net assets end of period (000’s) omitted	$161	$154

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.10), $(0.09), and $(0.08) for Class N, Class I and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reduction from broker recapture amounting to less than 0.01%.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[9]	Less than $0.005 or $(0.005) per share.
[10]	The commencement of operations was October 2, 2017.

AMG Managers Silvercrest Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.28	$15.43	$15.20	$15.20	$14.54	$10.90
Income (loss) from Investment Operations:
Net investment income (loss)[1]	(0.01)[2]	(0.02)[2]	0.02 [2]	0.01 [2]	0.01	0.01 [2]
Net realized and unrealized gain (loss) on investments	(0.56)	4.00	0.80	0.31	1.16	3.77
Total income (loss) from investment operations	(0.57)	3.98	0.82	0.32	1.17	3.78
Less Distributions to Shareholders from:
Net investment income	—	—	(0.04)	(0.02)	(0.00)[3]	(0.11)
Net realized gain on investments	(1.48)	(0.13)	(0.55)	(0.30)	(0.51)	(0.03)
Total distributions to shareholders	(1.48)	(0.13)	(0.59)	(0.32)	(0.51)	(0.14)
Net Asset Value, End of Period	$17.23	$19.28	$15.43	$15.20	$15.20	$14.54
Total Return[1,4]	(3.40)%[5]	25.83%	5.73%	2.14%	8.18%	35.09%
Ratio of net expenses to average net assets	1.38%[6,7]	1.37%[7]	1.40%	1.40%	1.40%	1.40%
Ratio of gross expenses to average net assets[8]	1.43%[6]	1.43%	1.45%	1.47%	1.61%	2.05%
Ratio of net investment income (loss) to average net assets[1]	(0.16)%[6]	(0.12)%	0.16%	0.04%	0.04%	0.04%
Portfolio turnover	17%[5]	40%	32%	36%	32%	37%
Net assets end of period (000’s) omitted	$15,772	$25,451	$20,228	$19,061	$6,673	$4,049

AMG Managers Silvercrest Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.44	$15.56	$15.30	$15.27	$14.59	$10.93
Income (loss) from Investment Operations:
Net investment income[1]	0.01 [2]	0.02 [2]	0.06 [2]	0.04 [2]	0.05	0.04 [2]
Net realized and unrealized gain (loss) on investments	(0.55)	4.03	0.81	0.32	1.17	3.78
Total income (loss) from investment operations	(0.54)	4.05	0.87	0.36	1.22	3.82
Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.04)	(0.06)	(0.03)	(0.03)	(0.13)
Net realized gain on investments	(1.48)	(0.13)	(0.55)	(0.30)	(0.51)	(0.03)
Total distributions to shareholders	(1.50)	(0.17)	(0.61)	(0.33)	(0.54)	(0.16)
Net Asset Value, End of Period	$17.40	$19.44	$15.56	$15.30	$15.27	$14.59
Total Return[1,4]	(3.26)%[5]	26.07%	6.04%	2.37%	8.47%	35.39%
Ratio of net expenses to average net assets	1.13%[6,7]	1.12%[7]	1.15%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets[8]	1.18%[6]	1.18%	1.21%	1.22%	1.36%	1.80%
Ratio of net investment income to average net assets[1]	0.09%[6]	0.12%	0.40%	0.29%	0.29%	0.29%
Portfolio turnover	17%[5]	40%	32%	36%	32%	37%
Net assets end of period (000’s) omitted	$242,846	$241,626	$181,964	$145,402	$62,215	$29,219

AMG Managers Silvercrest Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	October 31,
	April 30, 2018
Class Z	(unaudited)	2017[9]
Net Asset Value, Beginning of Period	$19.45	$19.24
Income (loss) from Investment Operations:
Net investment income (loss)[1]	0.02 [2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments	(0.57)	0.22
Total income (loss) from investment operations	(0.55)	0.21
Less Distributions to Shareholders from:
Net investment income	(0.03)	—
Net realized gain on investments	(1.48)	—
Total distributions to shareholders	(1.51)	—
Net Asset Value, End of Period	$17.39	$19.45
Total Return[1,4]	(3.25)%[5]	1.09%[5]
Ratio of net expenses to average net assets	1.06%[6,7]	1.08%[6,7]
Ratio of gross expenses to average net assets[8]	1.11%[6]	1.08%[6]
Ratio of net investment income (loss) to average net assets[1]	0.16%[6]	(0.44)%[6]
Portfolio turnover	17%[5]	40%[5]
Net assets end of period (000’s) omitted	$200	$206

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Less than $0.005 or $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reduction from broker recapture amounting to 0.02% for the six months ended April 30, 2018, and 0.03%, 0.03% and 0.01% for Class N, Class I and Class Z, respectively, for the fiscal period ended 2017.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[9]	The commencement of operations was October 2, 2017.

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$4.68	$3.58	$18.59	$22.07	$24.06	$20.52
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.02)	(0.03)	(0.06)	(0.12)	(0.13)	(0.03)
Net realized and unrealized gain (loss) on investments	0.21	1.14	(0.62)	(0.62)	0.30	5.55
Total income (loss) from investment operations	0.19	1.11	(0.68)	(0.74)	0.17	5.52
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)	(1.98)
Total distributions to shareholders	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)	(1.98)
Net Asset Value, End of Period	$4.15	$4.68	$3.58	$18.59	$22.07	$24.06
Total Return[2,3]	4.17%[4]	30.91%	(4.39)%	(4.12)%	0.57%	29.52%
Ratio of net expenses to average net assets	1.23%[5,6]	1.23%[6]	1.36%	1.31%	1.31%	1.31%
Ratio of gross expenses to average net assets[7]	1.49%[5]	1.51%	1.39%	1.31%	1.31%	1.31%
Ratio of net investment loss to average net assets[2]	(0.73)%[5]	(0.72)%	(0.76)%	(0.58)%	(0.57)%	(0.16)%
Portfolio turnover	13%[4]	24%	106%	65%	70%	71%[8,9]
Net assets end of period (000’s) omitted	$26,110	$26,671	$30,977	$241,283	$336,350	$533,627

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$5.61	$4.27	$19.30	$22.76	$24.69	$20.96
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.01)	(0.02)	(0.05)	(0.07)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments	0.24	1.37	(0.65)	(0.65)	0.30	5.69
Total income (loss) from investment operations	0.23	1.35	(0.70)	(0.72)	0.23	5.71
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)	(1.98)
Total distributions to shareholders	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)	(1.98)
Net Asset Value, End of Period	$5.12	$5.61	$4.27	$19.30	$22.76	$24.69
Total Return[2,3]	4.18%[4]	31.57%	(4.27)%	(3.93)%	0.86%	29.84%
Ratio of net expenses to average net assets	0.98%[5,6]	1.00%[6]	1.11%	1.06%	1.06%	1.06%
Ratio of gross expenses to average net assets[7]	1.24%[5]	1.28%	1.16%	1.06%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets[2]	(0.48)%[5]	(0.49)%	(0.53)%	(0.33)%	(0.32)%	0.09%
Portfolio turnover	13%[4]	24%	106%	65%	70%	71%[8,9]
Net assets end of period (000’s) omitted	$9,462	$9,798	$11,032	$307,403	$469,518	$792,172

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	October 31,
	April 30, 2018
Class Z	(unaudited)	2017[10]
Net Asset Value, Beginning of Period	$5.61	$4.85
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.02)
Net realized and unrealized gain on investments	0.24	0.78
Total income from investment operations	0.23	0.76
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	—
Total distributions to shareholders	(0.72)	—
Net Asset Value, End of Period	$5.12	$5.61
Total Return[2,3]	4.18%[4]	15.67%[4]
Ratio of net expenses to average net assets	0.88%[5,6]	0.89%[5,6]
Ratio of gross expenses to average net assets[7]	1.14%[5]	1.13%[5]
Ratio of net investment loss to average net assets[2]	(0.38)%[5]	(0.47)%[5]
Portfolio turnover	13%[4]	24%[4]
Net assets end of period (000’s) omitted	$149	$143

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reduction from broker recapture amounting to 0.02% for the six months ended April 30, 2018, and 0.05%, 0.05% and 0.01% for Class N, Class I and Class Z, respectively for the fiscal period ended 2017.
[7]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[8]	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
[10]	The commencement of operations for Class Z shares was February 24, 2017.

AMG Managers DoubleLine Core Plus Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.68	$10.77	$10.60	$10.86	$10.65	$11.10
Income (loss) from Investment Operations:
Net investment income[1,2]	0.14	0.27	0.31	0.38	0.40	0.30
Net realized and unrealized gain (loss) on investments	(0.28)	0.01	0.17	(0.27)	0.22	(0.33)
Total income (loss) from investment operations	(0.14)	0.28	0.48	0.11	0.62	(0.03)
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.30)	(0.31)	(0.37)	(0.41)	(0.36)
Net realized gain on investments	—	(0.02)	—	—	—	(0.06)
Paid in capital	—	(0.05)	—	—	—	—
Total distributions to shareholders	(0.14)	(0.37)	(0.31)	(0.37)	(0.41)	(0.42)
Net Asset Value, End of Period	$10.40	$10.68	$10.77	$10.60	$10.86	$10.65
Total Return[2,3]	(1.34)%[4]	2.68%	4.62%	1.04%	5.96%	(0.28)%
Ratio of net expenses to average net assets	0.93%[5]	0.94%	0.94%	0.94%	0.94%	0.94%
Ratio of gross expenses to average net assets[6]	1.00%[5]	1.02%	1.02%	1.05%	1.08%	1.04%
Ratio of net investment income to average net assets[2]	2.71%[5]	2.58%	2.84%	3.32%	3.72%	2.77%
Portfolio turnover	29%[4]	106%	78%	59%	117%	125%
Net assets end of period (000’s) omitted	$147,088	$169,646	$308,703	$188,286	$49,147	$66,368

AMG Managers DoubleLine Core Plus Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.67	$10.76	$10.60	$10.86	$10.65	$11.10
Income (loss) from Investment Operations:
Net investment income[1,2]	0.16	0.30	0.33	0.41	0.44	0.33
Net realized and unrealized gain (loss) on investments	(0.29)	0.01	0.17	(0.27)	0.21	(0.33)
Total income (loss) from investment operations	(0.13)	0.31	0.50	0.14	0.65	—
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.33)	(0.34)	(0.40)	(0.44)	(0.39)
Net realized gain on investments	—	(0.02)	—	—	—	(0.06)
Paid in capital	—	(0.05)	—	—	—	—
Total distributions to shareholders	(0.15)	(0.40)	(0.34)	(0.40)	(0.44)	(0.45)
Net Asset Value, End of Period	$10.39	$10.67	$10.76	$10.60	$10.86	$10.65
Total Return[2,3]	(1.22)%[4]	2.95%	4.79%	1.28%	6.22%	(0.03)%
Ratio of net expenses to average net assets	0.68%[5]	0.68%	0.69%	0.69%	0.69%	0.69%
Ratio of gross expenses to average net assets[6]	0.75%[5]	0.76%	0.77%	0.80%	0.83%	0.79%
Ratio of net investment income to average net assets[2]	2.96%[5]	2.83%	3.11%	3.57%	3.97%	3.02%
Portfolio turnover	29%[4]	106%	78%	59%	117%	125%
Net assets end of period (000’s) omitted	$533,918	$507,600	$398,514	$304,051	$158,198	$110,018

AMG Managers DoubleLine Core Plus Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal period
	April 30, 2018	ended October 31,
Class Z	(unaudited)	2017[7]
Net Asset Value, Beginning of Period	$10.68	$10.69
Income (loss) from Investment Operations:
Net investment income[1,2]	0.16	0.03
Net realized and unrealized loss on investments	(0.28)	(0.01)
Total income (loss) from investment operations	(0.12)	0.02
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.03)
Paid in capital	—	(0.00)[8]
Total distributions to shareholders	(0.16)	(0.03)
Net Asset Value, End of Period	$10.40	$10.68
Total Return[2,3]	(1.18)%[4]	0.17%[4]
Ratio of net expenses to average net assets	0.60%[5]	0.60%[5]
Ratio of gross expenses to average net assets[6]	0.67%[5]	0.63%[5]
Ratio of net investment income to average net assets[2]	3.04%[5]	2.74%[5]
Portfolio turnover	29%[4]	106%[4]
Net assets end of period (000’s) omitted	$1,612	$1,597

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[7]	The commencement of operations was October 2, 2017.
[8]	Less than $0.005 or $(0.005) per share.

AMG Managers Lake Partners LASSO Alternatives Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.41	$11.81	$12.76	$13.64	$13.34	$12.39
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.00 [3]	(0.05)	0.02	(0.04)	(0.07)	0.00 [3]
Net realized and unrealized gain (loss) on investments	(0.04)	0.70	(0.17)	(0.34)	0.50 [4]	1.11
Total income (loss) from investment operations	(0.04)	0.65	(0.15)	(0.38)	0.43	1.11
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.09)	(0.16)
Net realized gain on investments	(0.58)	(0.05)	(0.80)	(0.50)	(0.04)	—
Total distributions to shareholders	(0.58)	(0.05)	(0.80)	(0.50)	(0.13)	(0.16)
Net Asset Value, End of Period	$11.79	$12.41	$11.81	$12.76	$13.64	$13.34
Total Return[2,5]	(0.43)%[6]	5.51%	(1.18)%	(2.87)%	3.27%	9.05%
Ratio of net expenses to average net assets[7]	1.40%[8]	1.40%	1.40%	1.41%	1.43%	1.45%
Ratio of gross expenses to average net assets[7,9]	1.56%[8]	1.49%	1.47%	1.43%	1.41%	1.43%[10]
Ratio of net investment income (loss) to average net assets[2]	0.06%[8]	(0.42)%	0.13%	(0.31)%	(0.53)%	(0.03)%
Portfolio turnover	22%[6]	29%	30%	73%	46%	44%
Net assets end of period (000’s) omitted	$8,370	$8,880	$32,630	$40,667	$44,386	$54,388

AMG Managers Lake Partners LASSO Alternatives Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.49	$11.86	$12.81	$13.69	$13.38	$12.42
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.02	(0.02)	0.07	(0.01)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	(0.04)	0.70	(0.19)	(0.33)[4]	0.51 [4]	1.11
Total income (loss) from investment operations	(0.02)	0.68	(0.12)	(0.34)	0.47	1.14
Less Distributions to Shareholders from:
Net investment income	(0.03)	—	(0.03)	(0.04)	(0.12)	(0.18)
Net realized gain on investments	(0.58)	(0.05)	(0.80)	(0.50)	(0.04)	—
Total distributions to shareholders	(0.61)	(0.05)	(0.83)	(0.54)	(0.16)	(0.18)
Net Asset Value, End of Period	$11.86	$12.49	$11.86	$12.81	$13.69	$13.38
Total Return[2,5]	(0.29)%[6]	5.74%	(0.91)%	(2.62)%	3.56%	9.31%
Ratio of net expenses to average net assets[7]	1.15%[8]	1.15%	1.15%	1.16%	1.18%	1.20%
Ratio of gross expenses to average net assets[7,9]	1.31%[8]	1.24%	1.22%	1.18%	1.16%	1.18%[10]
Ratio of net investment income (loss) to average net assets[2]	0.31%[8]	(0.17)%	0.57%	(0.06)%	(0.28)%	0.22%
Portfolio turnover	22%[6]	29%	30%	73%	46%	44%
Net assets end of period (000’s) omitted	$28,213	$41,245	$70,054	$169,072	$477,157	$416,475

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Less than $0.005 or $(0.005) per share.
[4]	Includes capital contribution of less than $0.01 per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Does not include expenses of the underlying funds in which the Fund invests.
[8]	Annualized.
[9]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[10]	Ratios of expenses to average net assets includes earnings credits of less than 0.005% for the fiscal year ended October 31, 2013, which is not included in the contractual expense limitation.

AMG River Road Long-Short Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.33	$11.04	$11.48	$11.35	$12.02	$10.73
Income (loss) from Investment Operations:
Net investment income (loss)[1]	0.04 [2,3]	(0.25)[2]	(0.19)[2]	(0.14)[2]	(0.19)	(0.17)[2]
Net realized and unrealized gain (loss) on investments	(0.08)	1.54	0.13	0.57	(0.19)	2.02
Total income (loss) from investment operations	(0.04)	1.29	(0.06)	0.43	(0.38)	1.85
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(0.38)	(0.30)	(0.29)	(0.56)
Total distributions to shareholders	—	—	(0.38)	(0.30)	(0.29)	(0.56)
Net Asset Value, End of Period	$12.29	$12.33	$11.04	$11.48	$11.35	$12.02
Total Return[1,4]	(0.32)%[5]	11.69%	(0.52)%	3.79%	(3.27)%	18.14%
Ratio of net expenses to average net assets[6]	3.38%[7,8]	3.60%[8]	3.46%	2.89%	2.58%	2.38%
Ratio of gross expenses to average net assets[9]	3.55%[7]	3.75%	3.62%	2.87%	2.53%	2.54%
Ratio of net investment income (loss) to average net assets[1]	0.69%[7]	(2.23)%	(1.75)%	(1.19)%	(1.59)%	(1.46)%
Portfolio turnover	112%[5]	186%	298%	279%	303%	291%
Net assets end of period (000’s) omitted	$4,742	$5,508	$8,713	$27,983	$109,140	$108,966

AMG River Road Long-Short Fund
Financial Highlights
For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended October 31,				October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013[10]
Net Asset Value, Beginning of Period	$12.48	$11.15	$11.56	$11.40	$12.05	$10.96
Income (loss) from Investment Operations:
Net investment income (loss)[1]	0.06 [2,3]	(0.24)[2]	(0.18)[2]	(0.11)[2]	(0.16)	(0.10)[2]
Net realized and unrealized gain (loss) on investments	(0.08)	1.57	0.15	0.57	(0.20)	1.19
Total income (loss) from investment operations	(0.02)	1.33	(0.03)	0.46	(0.36)	1.09
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(0.38)	(0.30)	(0.29)	—
Total distributions to shareholders	—	—	(0.38)	(0.30)	(0.29)	—
Net Asset Value, End of Period	$12.46	$12.48	$11.15	$11.56	$11.40	$12.05
Total Return[1,4]	(0.16)%[5]	11.93%	(0.24)%	4.04%	(3.01)%	9.85%[5]
Ratio of net expenses to average net assets[6]	3.13%[7,8]	3.35%[8]	3.24%	2.64%	2.33%	2.10%[7]
Ratio of gross expenses to average net assets[9]	3.29%[7]	3.50%	3.39%	2.62%	2.28%	2.20%[7]
Ratio of net investment income (loss) to average net assets[1]	0.94%[7]	(1.98)%	(1.67)%	(0.94)%	(1.34)%	(1.33)%[7]
Portfolio turnover	112%[5]	186%	298%	279%	303.0%	291%[5]
Net assets end of period (000’s) omitted	$30,072	$29,030	$37,549	$49,088	$110,271	$71,175

AMG River Road Long-Short Fund
Financial Highlights
For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	October 31,
	April 30, 2018
Class Z	(unaudited)	2017[11]
Net Asset Value, Beginning of Period	$12.49	$12.53
Income (loss) from Investment Operations:
Net investment income (loss)[1]	0.07 [2,3]	(0.02)[2]
Net realized and unrealized loss on investments	(0.09)	(0.02)
Total loss from investment operations	(0.02)	(0.04)
Net Asset Value, End of Period	$12.47	$12.49
Total Return[1,4]	(0.16)%[5]	(0.32)%[5]
Ratio of net expenses to average net assets[6]	3.05%[7,8]	3.38%[7,8]
Ratio of gross expenses to average net assets[9]	3.21%[7]	3.38%[7]
Ratio of net investment income (loss) to average net assets[1]	1.02%[7]	(2.74)%[7]
Portfolio turnover	112%[5]	186%[5]
Net assets end of period (000’s) omitted	$74	$25

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.09), $(0.08), and $(0.07) for Class N, Class I and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 1.44%, 1.19% and 1.11% for Class N, Class I and Class Z, respectively, for the six months ended April 30, 2018, 1.48%, 1.23% and 1.12% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2017, and 1.70% and 1.45% for Class N and Class I, respectively, for each of the fiscal periods ended 2016, 2015, 2014 and 2013.
[7]	Annualized.
[8]	Includes reduction from brokerage recapture amounting to 0.02% for the six months ended April 30, 2018, and 0.02%, 0.02%, and less than 0.01% for Class N, Class I, and Class Z, respectively, for the fiscal period ended 2017.
[9]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[10]	Commencement of operations was on March 1, 2013.
[11]	Commencement of operations was on October 2, 2017.

AMG Managers Guardian Capital Global Dividend Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six				For the fiscal period
	months ended	For the fiscal years ended October 31,			ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$11.47	$9.67	$10.30	$10.51	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.10 [3]	0.24 [3,4]	0.22 [3]	0.24	0.13
Net realized and unrealized gain (loss) on investments	(0.18)	1.73	(0.62)	(0.23)	0.49
Total income (loss) from investment operations	(0.08)	1.97	(0.40)	0.01	0.62
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.17)	(0.23)	(0.22)	(0.11)
Net realized gain on investments	(0.05)	—	—	—	—
Total distributions to shareholders	(0.16)	(0.17)	(0.23)	(0.22)	(0.11)
Net Asset Value, End of Period	$11.23	$11.47	$9.67	$10.30	$10.51
Total Return[2,5]	(0.78)%[6]	20.51%	(3.91)%	0.07%	6.17%[6]
Ratio of net expenses to average net assets	1.07%[7]	1.07%	1.30%	1.30%	1.30%[7]
Ratio of gross expenses to average net assets[8]	1.08%[7]	1.12%	3.34%	4.10%	5.21%[7]
Ratio of net investment income to average net assets[2]	1.77%[7]	2.27%	2.24%	2.28%	2.17%[7]
Portfolio turnover	38%[6]	34%	36%	28%	16%[6]
Net assets end of period (000’s) omitted	$1,175	$1,167	$997	$1,054	$1,052

AMG Managers Guardian Capital Global Dividend Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six				For the fiscal period
	months ended	For the fiscal years ended October 31,			ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$11.41	$9.65	$10.28	$10.52	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.10 [3]	0.24 [3,4]	0.23 [3]	0.27	0.14
Net realized and unrealized gain (loss) on investments	(0.18)	1.74	(0.60)	(0.25)	0.50
Total income (loss) from investment operations	(0.08)	1.98	(0.37)	0.02	0.64
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.22)	(0.26)	(0.26)	(0.12)
Net realized gain on investments	(0.05)	—	—	—	—
Total distributions to shareholders	(0.17)	(0.22)	(0.26)	(0.26)	(0.12)
Net Asset Value, End of Period	$11.16	$11.41	$9.65	$10.28	$10.52
Total Return[2,5]	(0.77)%[6]	20.66%	(3.68)%	0.14%	6.39%[6]
Ratio of net expenses to average net assets	1.05%[7]	1.05%	1.05%	1.05%	1.05%[7]
Ratio of gross expenses to average net assets[8]	1.06%[7]	1.10%	2.82%	3.85%	4.96%[7]
Ratio of net investment income to average net assets[2]	1.79%[7]	2.28%	2.32%	2.52%	2.42%[7]
Portfolio turnover	38%[6]	34%	36%	28%	16%[6]
Net assets end of period (000’s) omitted	$35,990	$36,280	$27,986	$3,292	$3,211

[1]	Commencement of operations was on April 11, 2014.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23 for Class N and Class I.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Pictet International Fund
Financial Highlights
For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended October 31,			October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$11.60	$9.61	$9.56	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.03 [3]	0.04 [3]	0.13 [3]	0.10 [3]	0.09
Net realized and unrealized gain (loss) on investments	0.09	2.22	0.00 [4]	0.17 [5]	(0.75)
Total income (loss) from investment operations	0.12	2.26	0.13	0.27	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.07)	(0.02)	(0.03)	—
Net realized gain on investments	(0.33)	(0.20)	(0.06)	(0.02)	—
Total distributions to shareholders	(0.51)	(0.27)	(0.08)	(0.05)	—
Net Asset Value, End of Period	$11.21	$11.60	$9.61	$9.56	$9.34
Total Return[2,6]	1.01%[7]	24.30%	1.42%[8]	3.02%	(6.60)%[7]
Ratio of net expenses to average net assets	1.26%[9]	1.30%	1.40%	1.40%	1.40%[9]
Ratio of gross expenses to average net assets[10]	1.27%[9]	1.31%	1.41%	1.92%	3.26%[9]
Ratio of net investment income to average net assets[2]	0.59%[9]	0.38%	1.88%	1.06%	1.61%[9]
Portfolio turnover	22%[7]	34%	38%	53%	26%[7]
Net assets end of period (000’s) omitted	$9,760	$4,006	$131	$1,056	$984

AMG Managers Pictet International Fund
Financial Highlights
For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended October 31,			October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$11.59	$9.65	$9.60	$9.36	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.05 [3]	0.13 [3]	0.15 [3]	0.12 [3]	0.10
Net realized and unrealized gain (loss) on investments	0.10	2.16	0.00 [4]	0.19 [5]	(0.74)
Total income (loss) from investment operations	0.15	2.29	0.15	0.31	(0.64)
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.14)	(0.04)	(0.05)	—
Net realized gain on investments	(0.33)	(0.21)	(0.06)	(0.02)	—
Total distributions to shareholders	(0.50)	(0.35)	(0.10)	(0.07)	—
Net Asset Value, End of Period	$11.24	$11.59	$9.65	$9.60	$9.36
Total Return[2,6]	1.23%[7]	24.55%	1.67%[11]	3.43%	(6.40)%[7]
Ratio of net expenses to average net assets	0.98%[9]	1.06%	1.15%	1.15%	1.15%[9]
Ratio of gross expenses to average net assets[10]	0.99%[9]	1.07%	1.15%	1.67%	3.01%[9]
Ratio of net investment income to average net assets[2]	0.87%[9]	1.28%	2.13%	1.31%	1.86%[9]
Portfolio turnover	22%[7]	34%	38%	53%	26%[7]
Net assets end of period (000’s) omitted	$122,018	$2,019,217	$1,336,050	$49,803	$8,467

AMG Managers Pictet International Fund
Financial Highlights
For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	October 31,
	April 30, 2018
Class Z	(unaudited)	2017[12]
Net Asset Value, Beginning of Period	$11.59	$11.40
Income from Investment Operations:
Net investment income[2]	0.05 [3]	0.00 [3,4]
Net realized and unrealized gain on investments	0.10	0.19
Total income from investment operations	0.15	0.19
Less Distributions to Shareholders from:
Net investment income	(0.20)	—
Net realized gain on investments	(0.33)	—
Total distributions to shareholders	(0.53)	—
Net Asset Value, End of Period	$11.21	$11.59
Total Return[2,6]	1.22%[7]	1.67%[7]
Ratio of net expenses to average net assets	0.90%[9]	0.94%[9]
Ratio of gross expenses to average net assets[10]	0.91%[9]	0.95%[9]
Ratio of net investment income (loss) to average net assets[2]	0.95%[9]	(0.36)%[9]
Portfolio turnover	22%[7]	34%[7]
Net assets end of period (000’s) omitted	$2,002,138	$254

[1]	The commencement of operations for Class N and Class I Shares was April 11, 2014.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Per share numbers have been calculated using average shares.
[4]	Less than $0.005 or $(0.005) per share.
[5]	Includes capital contribution of $0.01 per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	The total return would have been 1.32% had the capital contribution not been included.
[9]	Annualized.
[10]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[1][1]	The total return would have been 1.57% had the capital contribution not been included.
[12]	The commencement of operations for Class Z shares was October 2, 2017.

AMG Managers Value Partners Asia Dividend Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six	For the fiscal year	For the fiscal period
	months ended	ended October 31,	ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016[1]
Net Asset Value, Beginning of Period	$12.91	$10.63	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.01	0.31	0.24
Net realized and unrealized gain on investments	0.51	2.68	0.59
Total income from investment operations	0.52	2.99	0.83
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.41)	(0.20)
Net realized gain on investments	(0.75)	(0.30)	—
Total distributions to shareholders	(0.93)	(0.71)	(0.20)
Net Asset Value, End of Period	$12.50	$12.91	$10.63
Total Return[3,4]	4.20%[5]	29.71%	8.39%[5]
Ratio of net expenses to average net assets	1.18%[6]	1.17%	1.40%[6]
Ratio of gross expenses to average net assets[7]	2.06%[6]	2.25%	4.18%[6]
Ratio of net investment income to average net assets[3]	0.14%[6]	2.69%	2.74%[6]
Portfolio turnover	38%[5]	86%	51%[5]
Net assets end of period (000’s) omitted	$1,249	$1,195	$808

AMG Managers Value Partners Asia Dividend Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six	For the fiscal year	For the fiscal period
	months ended	ended October 31,	ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016[1]
Net Asset Value, Beginning of Period	$12.91	$10.63	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.01	0.31	0.27
Net realized and unrealized gain on investments	0.53	2.67	0.58
Total income from investment operations	0.54	2.98	0.85
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.40)	(0.22)
Net realized gain on investments	(0.75)	(0.30)	—
Total distributions to shareholders	(0.93)	(0.70)	(0.22)
Net Asset Value, End of Period	$12.52	$12.91	$10.63
Total Return[3,4]	4.28%[5]	29.79%	8.60%[5]
Ratio of net expenses to average net assets	1.15%[6]	1.15%	1.15%[6]
Ratio of gross expenses to average net assets[7]	2.03%[6]	2.23%	3.94%[6]
Ratio of net investment income to average net assets[3]	0.18%[6]	2.71%	2.99%[6]
Portfolio turnover	38%[5]	86%	51%[5]
Net assets end of period (000’s) omitted	$9,513	$9,273	$7,283

[1]	The commencement of operations was on December 16, 2015.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Montag & Caldwell Balanced Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class N	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$22.76	$22.58	$23.83	$24.68	$23.81	$21.46
Income (loss) from Investment Operations:
Net investment income[1,2]	0.05	0.08	0.11	0.10	0.12	0.21
Net realized and unrealized gain (loss) on investments	0.28	2.09	(0.17)	1.31	1.70	2.43
Total income (loss) from investment operations	0.33	2.17	(0.06)	1.41	1.82	2.64
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.11)	(0.15)	(0.18)	(0.21)	(0.29)
Net realized gain on investments	(1.15)	(1.88)	(1.04)	(2.08)	(0.74)	—
Total distributions to shareholders	(1.25)	(1.99)	(1.19)	(2.26)	(0.95)	(0.29)
Net Asset Value, End of Period	$21.84	$22.76	$22.58	$23.83	$24.68	$23.81
Total Return[2,3]	1.38%[4]	10.61%	(0.28)%	6.01%	7.83%	12.40%
Ratio of net expenses to average net assets	1.20%[5]	1.15%[6]	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to average net assets[7]	1.32%[5]	1.26%	1.31%	1.44%	1.43%	1.37%
Ratio of net investment income to average net assets[2]	0.46%[5]	0.35%	0.46%	0.43%	0.50%	0.94%
Portfolio turnover	29%[4]	41%	85%	36%	27%	35%
Net assets end of period (000’s) omitted	$17,336	$18,186	$25,373	$26,607	$20,446	$22,425

AMG Managers Montag & Caldwell Balanced Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2018
Class I	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$22.68	$22.50	$23.75	$24.60	$23.76	$21.41
Income (loss) from Investment Operations:
Net investment income[1,2]	0.06	0.09	0.13	0.12	0.14	0.23
Net realized and unrealized gain (loss) on investments	0.28	2.10	(0.17)	1.31	1.70	2.43
Total income (loss) from investment operations	0.34	2.19	(0.04)	1.43	1.84	2.66
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.13)	(0.17)	(0.20)	(0.26)	(0.31)
Net realized gain on investments	(1.15)	(1.88)	(1.04)	(2.08)	(0.74)	—
Total distributions to shareholders	(1.26)	(2.01)	(1.21)	(2.28)	(1.00)	(0.31)
Net Asset Value, End of Period	$21.76	$22.68	$22.50	$23.75	$24.60	$23.76
Total Return[2,3]	1.39%[4]	10.70%	(0.19)%	6.13%	7.92%	12.53%
Ratio of net expenses to average net assets	1.10%[5]	1.09%[6]	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets[7]	1.22%[5]	1.20%	1.22%	1.34%	1.33%	1.27%
Ratio of net investment income to average net assets[2]	0.56%[5]	0.41%	0.55%	0.53%	0.60%	1.04%
Portfolio turnover	29%[4]	41%	85%	36%	27%	35%
Net assets end of period (000’s) omitted	$3,217	$3,213	$3,091	$3,518	$1,934	$1,839

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reduction from broker recapture amounting to less than to 0.01%.
[7]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited)
April 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, (each a “Fund” and collectively, the “Funds”), each having distinct investment management objectives, strategies, risks, and policies. Included in this report are:

Funds

AMG Managers Fairpointe ESG Equity Fund (the “Fairpointe ESG Equity”)

AMG River Road Focused Absolute Value Fund (the “River Road Focused Absolute Value”)

AMG Managers Montag & Caldwell Growth Fund (the “Montag & Caldwell Growth”)

AMG River Road Dividend All Cap Value Fund (the “River Road Dividend All Cap Value”)

AMG River Road Dividend All Cap Value Fund II (the “River Road Dividend All Cap Value II”)

AMG Managers Fairpointe Mid Cap Fund (the “Fairpointe Mid Cap”)

AMG Managers Montag & Caldwell Mid Cap Growth Fund (the “Montag & Caldwell Mid Cap Growth”)

AMG Managers LMCG Small Cap Growth Fund (the “LMCG Small Cap Growth”)

AMG River Road Small-Mid Cap Value Fund (the “River Road Small-Mid Cap Value”)

AMG River Road Small Cap Value Fund (the “River Road Small Cap Value”)

AMG Managers Silvercrest Small Cap Fund (the “Silvercrest Small Cap”)

AMG GW&K U.S. Small Cap Growth Fund (the “GW&K U.S. Small Cap Growth”)

AMG Managers DoubleLine Core Plus Bond Fund (the “DoubleLine Core Plus Bond”)

AMG Managers Lake Partners LASSO Alternatives Fund (the “Lake Partners LASSO Alternatives”)

AMG River Road Long-Short Fund (the “River Road Long-Short”)

AMG Managers Guardian Capital Global Dividend Fund (the “Guardian Capital Global Dividend”)

AMG Managers Pictet International Fund (the “Pictet International”)

AMG Managers Value Partners Asia Dividend Fund (the “Value Partners Asia Dividend”)

AMG Managers Montag & Caldwell Balanced Fund (the “Montag & Caldwell Balanced”)

Effective October 1, 2017, Fairpointe ESG Equity changed its principle investment strategy to prefer investment in companies it deems to have strong environmental, social and governance (ESG) records and seek to avoid those with inferior ESG records relative to the market and peers.

Each Fund is authorized to issue two classes of shares (Class N shares and Class I shares). Montag & Caldwell Growth is also authorized to issue Class R shares. Effective February 24, 2017, GW&K U.S. Small Cap Growth began issuing Class Z shares, and effective October 2, 2017, River Road Focused Absolute Value, River Road Dividend All Cap Value, River Road Dividend All Cap Value II, Fairpointe Mid Cap, River Road Small-Mid Cap, River Road Small Cap Value, Silvercrest Small Cap, DoubleLine Core Plus Bond, River Road Long-Short and Pictet International began issuing Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including securities sold short, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities and securities sold short traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the

Notes to Financial Statements (continued)

Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Dividends declared on short positions are recorded on ex-date as dividend expense. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended April 30, 2018, the impact on the expense were as follows:

Reductions
River Road Focused Absolute Value	$1,816
Montag & Caldwell Growth	23,060
River Road Dividend All Cap Value	5,759
River Road Dividend All Cap Value II	2,467
Montag & Caldwell Mid Cap Growth	121

Notes to Financial Statements (continued)

Reductions
LMCG Small Cap Growth	$3,740
River Road Small-Mid Cap Value	3,761
River Road Small Cap Value	9,061
Silvercrest Small Cap	46,363
GW&K U.S. Small Cap Growth	6,115
River Road Long-Short	5,124

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses, tax equalization utilized, amortization on securities sold, partnerships, net operating losses offset by short term capital gains, gains/losses on foreign currency, paydowns, tax adjustments on passive foreign investment companies sold, redesignation of dividends paid by a fund, distributions received from regulated investment companies, distributions in excess of net investment income paid by a fund, and expenses disallowed for tax purposes. Temporary differences are primarily due to differences between book and tax treatment of losses for excise tax purposes, wash sale loss deferrals, amortization, mark-to-market of passive foreign investment companies, gains/losses on foreign currency, non-deductible organizational expense, premiums outstanding, and partnerships.

At April 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Fairpointe ESG Equity	$9,639,750	$1,329,088	$(579,891)	$749,197
River Road Focused Absolute Value	26,342,099	1,597,950	(908,857)	689,093
Montag & Caldwell Growth	570,096,186	179,673,135	(6,642,251)	173,030,884
River Road Dividend All Cap Value	758,975,007	173,054,798	(23,109,427)	149,945,371
River Road Dividend All Cap Value II	96,533,766	18,128,493	(3,474,174)	14,654,319
Fairpointe Mid Cap	3,170,147,602	997,090,024	(331,402,873)	665,687,151
Montag & Caldwell Mid Cap Growth	8,259,624	2,195,624	(51,229)	2,144,395
LMCG Small Cap Growth	97,857,030	10,549,965	(3,791,624)	6,758,341
River Road Small-Mid Cap Value	47,393,463	6,075,441	(1,657,238)	4,418,203
River Road Small Cap Value	262,986,583	71,320,513	(9,942,763)	61,377,750
Silvercrest Small Cap	238,325,955	36,335,297	(11,375,783)	24,959,514
GW&K U.S. Small Cap Growth	27,173,067	11,387,061	(1,807,221)	9,579,840
DoubleLine Core Plus Bond	696,870,259	3,888,008	(17,100,829)	(13,212,821)
Lake Partners LASSO Alternatives	34,278,349	1,863,325	(278,262)	1,585,063
River Road Long-Short	18,219,350	2,682,850	(1,714,995)	967,855
Guardian Capital Global Dividend	34,603,060	4,244,776	(1,040,058)	3,204,718
Pictet International	2,033,459,502	304,741,142	(98,728,630)	206,012,512
Value Partners Asia Dividend	9,169,566	2,078,495	(593,144)	1,485,351
Montag & Caldwell Balanced	19,583,231	1,459,647	(516,167)	943,480

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Fairpointe ESG Equity	$136,123	—
LMCG Small Cap Growth	22,011,181	$1,042,680
DoubleLine Core Plus Bond	1,405,809	2,782,572
River Road Long-Short	11,649	—

As of October 31, 2017, the Funds not listed above had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur capital losses for the fiscal year ended October 31, 2018, such amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Guardian Capital Global Dividend, Pictet International and Value Partners Asia Dividend will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 90 days of the purchase of those shares. For the fiscal year ended October 31, 2017, Pictet International and Value Partners Asia Dividend had redemption fees amounting to $16,629 and $282, respectively. For the six months ended April 30, 2018, Guardian Capital Global Dividend, Pictet International and Value Partners Asia Dividend had redemption fees amounting to $190, $67,408 and $0, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017, the capital stock transactions by class for the Funds were as follows:

	Fairpointe ESG Equity				River Road Focused Absolute Value
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	7,468	$90,069	88,201	$961,090	306,748	$3,668,109	647,479	$7,753,495
Reinvestment of distributions	748	9,244	82	874	51,795	584,247	6,633	74,093
Cost of shares repurchased	(14,454)	(176,661)	(76,166)	(853,127)	(118,171)	(1,363,887)	(71,797)	(828,931)

Net increase (decrease)	(6,238)	$(77,348)	12,117	$108,837	240,372	$2,888,469	582,315	$6,998,657

Class I:
Proceeds from sale of shares	321,469	$3,924,916	272,498	$3,060,629	131,781	$1,500,449	719,816	$8,242,714
Reinvestment of distributions	9,049	111,123	6,396	68,181	119,484	1,352,549	81,254	908,302
Cost of shares repurchased	(7,325)	(91,510)	(458,651)	(5,174,881)	(162,732)	(1,893,289)	(405,387)	(4,688,032)

Net increase (decrease)	323,193	$3,944,529	(179,757)	$(2,046,071)	88,533	$959,709	395,683	$4,462,984

Class Z:[1]
Proceeds from sale of shares	—	—	—	—	—	—	5,906	$71,500
Reinvestment of distributions	—	—	—	—	427	$4,840	—	—
Cost of shares repurchased	—	—	—	—	—	—	(821)	(9,951)

Net increase	—	—	—	—	427	$4,840	5,085	$61,549

Notes to Financial Statements (continued)

	Montag & Caldwell Growth				River Road Dividend All Cap Value
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	332,643	$6,788,077	1,593,399	$30,026,822	543,907	$6,845,769	5,980,618	$75,919,541
Reinvestment of distributions	1,063,852	20,957,886	2,190,601	38,861,264	609,938	7,642,855	1,997,056	24,865,471
Cost of shares repurchased	(2,507,477)	(51,929,445)	(17,821,873)	(347,708,108)	(2,366,720)	(29,932,244)	(21,657,253)	(270,192,230)

Net decrease	(1,110,982)	$(24,183,482)	(14,037,873)	$(278,820,022)	(1,212,875)	$(15,443,620)	(13,679,579)	$(169,407,218)

Class I:
Proceeds from sale of shares	2,246,422	$46,395,591	9,700,745	$190,872,936	6,446,129	$81,092,248	24,499,792	$306,814,880
Reinvestment of distributions	2,312,557	45,742,377	3,487,749	61,975,608	3,835,394	48,010,010	3,741,774	46,603,083
Cost of shares repurchased	(9,580,917)	(198,272,425)	(24,013,174)	(459,956,099)	(7,948,535)	(99,552,119)	(12,575,939)	(158,820,333)

Net increase (decrease)	(5,021,938)	$(106,134,457)	(10,824,680)	$(207,107,555)	2,332,988	$29,550,139	15,665,627	$194,597,630

Class R:
Proceeds from sale of shares	3,900	$77,043	41,235	$780,021	—	—	—	—
Reinvestment of distributions	1,879	36,074	27,055	469,668	—	—	—	—
Cost of shares repurchased	(3,573)	(70,980)	(320,225)	(6,163,199)	—	—	—	—

Net increase (decrease)	2,206	$42,137	(251,935)	$(4,913,510)	—	—	—	—

Class Z:[1]
Proceeds from sale of shares	—	—	—	—	228,639	$2,905,596	19,980	$256,133
Reinvestment of distributions	—	—	—	—	673	8,293	18	234
Cost of shares repurchased	—	—	—	—	(31,360)	(391,611)	—	—

Net increase	—	—	—	—	197,952	$2,522,278	19,998	$256,367

Notes to Financial Statements (continued)

	River Road Dividend All Cap Value II					Fairpointe Mid Cap
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	3,725	$55,031	27,314	$393,482	2,677,418	$116,649,639	7,305,104	$309,293,225
Reinvestment of distributions	12,772	183,716	13,295	189,278	1,896,462	81,377,192	1,525,543	63,599,870
Cost of shares repurchased	(50,430)	(737,584)	(82,903)	(1,202,400)	(6,736,864)	(289,415,763)	(14,716,260)	(623,654,945)

Net decrease	(33,933)	$(498,837)	(42,294)	$(619,640)	(2,162,984)	$(91,388,932)	(5,885,613)	$(250,761,850)

Class I:
Proceeds from sale of shares	426,216	$6,090,645	1,000,176	$14,381,093	7,875,242	$345,770,248	23,047,039	$1,002,859,544
Reinvestment of distributions	525,007	7,560,902	453,032	6,458,281	3,724,484	163,915,906	2,326,071	99,113,891
Cost of shares repurchased	(1,409,037)	(20,293,185)	(1,899,080)	(27,331,967)	(16,720,901)	(731,529,599)	(18,908,575)	(818,033,752)

Net increase (decrease)	(457,814)	$(6,641,638)	(445,872)	$(6,492,593)	(5,121,175)	$(221,843,445)	6,464,535	$283,939,683

Class Z:[1]
Proceeds from sale of shares	—	—	28,471	$422,148	7,347,738	$318,800,488	235,275	$10,195,777
Reinvestment of distributions	1,484	$21,370	7	102	36,921	1,624,158	—	—
Cost of shares repurchased	(853)	(12,000)	(6,791)	(100,984)	(223,867)	(9,841,733)	(11,302)	(489,263)

Net increase	631	$9,370	21,687	$321,266	7,160,792	$310,582,913	223,973	$9,706,514

	Montag & Caldwell Mid Cap Growth				LMCG Small Cap Growth
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	2,040	$23,426	9,006	$91,555	67,532	$1,090,030	592,230	$8,766,397
Reinvestment of distributions	28,010	317,071	31,174	308,929	—	—	—	—
Cost of shares repurchased	(8,892)	(102,230)	(47,693)	(501,916)	(829,822)	(13,397,028)	(2,005,892)	(28,161,175)

Net increase (decrease)	21,158	$238,267	(7,513)	$(101,432)	(762,290)	$(12,306,998)	(1,413,662)	$(19,394,778)

Class I:
Proceeds from sale of shares	11,294	$133,350	19,554	$203,649	605,608	$10,108,794	3,523,420	$49,198,752
Reinvestment of distributions	28,904	329,505	31,625	314,672	—	—	—	—
Cost of shares repurchased	(350)	(4,027)	(23,213)	(241,937)	(1,898,602)	(30,730,203)	(3,091,429)	(44,296,318)

Net increase (decrease)	39,848	$458,828	27,966	$276,384	(1,292,994)	$(20,621,409)	431,991	$4,902,434

Notes to Financial Statements (continued)

	River Road Small-Mid Cap Value				River Road Small Cap Value
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	164,958	$1,271,085	385,856	$3,108,607	269,861	$3,646,063	944,431	$12,965,444
Reinvestment of distributions	125,130	917,204	47,035	349,943	329,745	4,286,683	89,002	1,200,640
Cost of shares repurchased	(210,766)	(1,655,080)	(186,000)	(1,432,561)	(447,043)	(5,967,036)	(615,238)	(8,425,533)

Net increase	79,322	$533,209	246,891	$2,025,989	152,563	$1,965,710	418,195	$5,740,551

Class I:
Proceeds from sale of shares	1,133,370	$8,784,717	535,556	$4,333,931	1,792,961	$24,446,235	3,656,695	$50,889,911
Reinvestment of distributions	675,443	5,045,558	356,000	2,691,359	2,767,209	36,582,499	928,655	12,685,426
Cost of shares repurchased	(539,367)	(4,118,677)	(1,402,176)	(11,152,559)	(2,079,839)	(28,682,317)	(5,367,339)	(74,149,737)

Net increase (decrease)	1,269,446	$9,711,598	(510,620)	$(4,127,269)	2,480,331	$32,346,417	(781,989)	$(10,574,400)

Class Z:[1]
Proceeds from sale of shares	9,228	$80,000	8,855	$75,000	—	—	17,320	$254,624
Reinvestment of distributions	2,371	17,688	—	—	1,562	$20,634	—	—
Cost of shares repurchased	—	—	(2,948)	(25,265)	—	—	(6,812)	(100,681)

Net increase	11,599	$97,688	5,907	$49,735	1,562	$20,634	10,508	$153,943

		Silvercrest Small Cap			GW&K U.S. Small Cap Growth
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	82,673	$1,508,580	644,208	$11,387,511	718,658	$3,187,475	1,523,840	$6,465,730
Reinvestment of distributions	106,704	1,953,748	9,537	172,910	922,542	3,782,425	11,295	43,938
Cost of shares repurchased	(594,309)	(10,930,568)	(644,356)	(11,580,225)	(1,043,421)	(4,734,753)	(4,499,264)	(18,748,206)

Net increase (decrease)	(404,932)	$(7,468,240)	9,389	$(19,804)	597,779	$2,235,147	(2,964,129)	$(12,238,538)

Class I:
Proceeds from sale of shares	2,756,069	$51,261,258	4,944,964	$88,696,627	176,700	$941,287	425,289	$2,183,766
Reinvestment of distributions	1,034,516	19,107,515	113,141	2,064,810	236,822	1,198,317	2,888	13,402
Cost of shares repurchased	(2,257,015)	(41,315,840)	(4,327,524)	(78,254,984)	(312,511)	(1,648,403)	(1,262,888)	(6,088,383)

Net increase (decrease)	1,533,570	$29,052,933	730,581	$12,506,453	101,011	$491,201	(834,711)	$(3,891,215)

Class Z:[1]
Proceeds from sale of shares	—	—	15,810	$306,839	—	—	35,770	$172,252
Reinvestment of distributions	872	$16,090	—	—	3,605	$18,241	—	—
Cost of shares repurchased	—	—	(5,198)	(101,300)	—	—	(10,301)	(49,344)

Net increase	872	$16,090	10,612	$205,539	3,605	$18,241	25,469	$122,908

Notes to Financial Statements (continued)

	DoubleLine Core Plus Bond				Lake Partners LASSO Alternatives
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,873,517	$19,824,667	5,970,051	$63,317,627	148,336	$1,784,105	345,295	$4,172,790
Reinvestment of distributions	193,109	2,034,507	755,186	7,984,132	31,511	377,495	10,180	122,769
Cost of shares repurchased	(3,808,613)	(40,259,836)	(19,500,094)	(206,673,345)	(185,431)	(2,243,795)	(2,402,154)	(29,008,523)

Net decrease	(1,741,987)	$(18,400,662)	(12,774,857)	$(135,371,586)	(5,584)	$(82,195)	(2,046,679)	$(24,712,964)

Class I:
Proceeds from sale of shares	10,157,570	$107,504,795	22,185,109	$235,853,686	183,647	$2,231,974	1,126,021	$13,576,530
Reinvestment of distributions	657,253	6,916,516	1,358,488	14,390,670	65,700	791,029	10,176	123,226
Cost of shares repurchased	(6,999,287)	(73,858,297)	(12,994,909)	(137,962,662)	(1,172,227)	(14,341,378)	(3,741,362)	(45,361,228)

Net increase (decrease)	3,815,536	$40,563,014	10,548,688	$112,281,694	(922,880)	$(11,318,375)	(2,605,165)	$(31,661,472)

Class Z:[1]
Proceeds from sale of shares	8,502	$90,600	163,536	$1,744,375	—	—	—	—
Reinvestment of distributions	2,267	23,880	73	774	—	—	—	—
Cost of shares repurchased	(5,240)	(55,700)	(14,068)	(149,966)	—	—	—	—

Net increase	5,529	$58,780	149,541	$1,595,183	—	—	—	—

		River Road Long-Short			Guardian Capital Global Dividend
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	16,454	$206,477	124,722	$1,462,085	3,946	$46,460	99,578	$1,071,014
Reinvestment of distributions	—	—	—	—	1,176	13,572	768	8,393
Cost of shares repurchased	(77,410)	(965,691)	(467,341)	(5,484,160)	(2,107)	(24,335)	(101,832)	(1,065,121)

Net increase (decrease)	(60,956)	$(759,214)	(342,619)	$(4,022,075)	3,015	$35,697	(1,486)	$14,286

Class I:
Proceeds from sale of shares	386,248	$4,958,310	847,233	$10,107,303	30,781	$356,072	344,631	$3,660,623
Reinvestment of distributions	—	—	—	—	36,633	420,698	45,392	481,171
Cost of shares repurchased	(298,486)	(3,755,407)	(1,890,230)	(22,477,127)	(22,566)	(261,502)	(110,943)	(1,190,518)

Net increase (decrease)	87,762	$1,202,903	(1,042,997)	$(12,369,824)	44,848	$515,268	279,080	$2,951,276

Class Z:[1]
Proceeds from sale of shares	3,925	$50,000	1,995	$25,000	—	—	—	—

Net increase	3,925	$50,000	1,995	$25,000	—	—	—	—

Notes to Financial Statements (continued)

		Pictet International			Value Partners Asia Dividend
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	617,333	$7,077,122	348,926	$3,906,238	2,615	$34,104	14,410	$166,466
Reinvestment of distributions	19,707	222,100	396	3,668	5,702	70,129	3,872	40,610
Cost of shares repurchased	(112,220)	(1,269,075)	(17,490)	(191,463)	(1,002)	(12,515)	(1,716)	(19,730)

Net increase	524,820	$6,030,147	331,832	$3,718,443	7,315	$91,718	16,566	$187,346

Class I:
Proceeds from sale of shares	4,047,417	$46,462,993	55,029,309	$564,088,083	—	—	—	—
Reinvestment of distributions	1,873,692	21,135,242	1,273,736	11,756,503	42,172	$519,139	32,781	$340,841
Cost of shares repurchased	(169,313,416)	(1,952,891,347)	(20,551,993)	(209,601,749)	—	—	—	—

Net increase (decrease)	(163,392,307)	$(1,885,293,112)	35,751,052	$366,242,837	42,172	$519,139	32,781	$340,841

Class Z:[1]
Proceeds from sale of shares	184,618,679	$2,124,315,854	21,930	$250,000	—	—	—	—
Reinvestment of distributions	238,202	2,679,750	—	—	—	—	—	—
Cost of shares repurchased	(6,261,537)	(71,876,491)	—	—	—	—	—	—

Net increase	178,595,344	$2,055,119,113	21,930	$250,000	—	—	—	—

	Montag & Caldwell Balanced
	April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	9,792	$221,563	54,946	$1,201,059
Reinvestment of distributions	42,574	944,376	95,759	1,962,272
Cost of shares repurchased	(57,653)	(1,314,505)	(475,469)	(10,336,837)

Net decrease	(5,287)	$(148,566)	(324,764)	$(7,173,506)

Class I:
Proceeds from sale of shares	13,320	$299,134	48,632	$1,050,692
Reinvestment of distributions	5,708	126,097	8,056	164,681
Cost of shares repurchased	(12,825)	(283,395)	(52,380)	(1,137,778)

Net increase	6,203	$141,836	4,308	$77,595

[1]	Commencement of operations was October 2, 2017, except for GW&K U.S. Small Cap Growth which was February 27, 2017.

Notes to Financial Statements (continued)

At April 30, 2018, certain affiliated and unaffiliated shareholders of record, including individually or collectively held greater than 10% of the net assets of the Funds as follows:

	Number of	Collectively
	Shareholders	Own
Montag & Caldwell Mid Cap Growth Fund	1	13%
LMCG Small Cap Growth Fund	1	11%
River Road Small-Mid Cap Value	1	15%
Guardian Capital Global Dividend	1	78%
Value Partners Asia Dividend	1	88%

Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2018, the market value of Repurchase Agreements outstanding is as follows:

Market Value
River Road Dividend All Cap Value	$16,937,288
River Road Dividend All Cap Value II	2,899,157
Montag & Caldwell Mid Cap Growth	197,389
LMCG Small Cap Growth	2,149,413
River Road Small-Mid Cap Value	1,681,654
River Road Small Cap Value	6,273,992
Silvercrest Small Cap	4,979,275
GW&K U.S. Small Cap Growth	1,107,306
DoubleLine Core Plus Bond	4,144,984
Guardian Capital Global Dividend	554,513
Pictet International	116,639,789
Montag & Caldwell Balanced	197,145

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

k. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

DoubleLine Core Plus Bond may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in Footnote 1a above.

Each TBA contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment with the same broker, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Notes to Financial Statements (continued)

l. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

DoubleLine Core Plus Bond may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Funds does offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The investment portfolios of River Road Focused Absolute Value, River Road Dividend All Cap Value, River Road Dividend All Cap Value II, River Road Small-Mid Cap, River Road Small Cap Value and River Road Long-Short are managed by River Road Asset Management, LLC. The investment portfolio of GW&K U.S. Small Cap Growth is managed by GW&K Investment Management, LLC. AMG indirectly owns a majority interest in River Road Asset Management, LLC and GW&K Investment Management, LLC. The investment portfolio of Value Partners Asia Dividend is managed by Value Partners Hong Kong Limited. AMG indirectly owns a minority interest in Value Partners Hong Kong Limited.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2018, investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Fairpointe ESG Equity	0.70%
River Road Focused Absolute Value	0.60%
Montag & Caldwell Growth
on first $800 million	0.70%
over $800 million up to $6 billion	0.50%
over $6 billion up to $12 billion	0.45%
over $12 billion	0.40%
River Road Dividend All Cap Value	0.60%
River Road Dividend All Cap Value II	0.60%
Fairpointe Mid Cap
on first $100 million	0.70%
next $300 million	0.65%
over $400 million	0.60%
Montag & Caldwell Mid Cap Growth	0.75%
LMCG Small Cap Growth	0.90%
River Road Small-Mid Cap Value[1]	0.75%
River Road Small Cap Value	0.80%
Silvercrest Small Cap	0.90%
GW&K U.S. Small Cap Growth[2]	0.70%
DoubleLine Core Plus Bond	0.45%
Lake Partners LASSO Alternatives	0.90%
River Road Long-Short[1]	0.85%
Guardian Capital Global Dividend	0.70%
Pictet International[3]	0.70%
Value Partners Asia Dividend	0.80%
Montag & Caldwell Balanced	0.65%

[1]	Prior to January 1, 2017, the annual rate for the investment management fees were 0.90% and 1.10% of the average daily net assets for River Road Small-Mid Cap Value and River Road Long-Short, respectively.
[2]	Prior to February 27, 2017, the annual rate for GW&K U.S. Small Cap Growth’s investment management fee was 0.80% of the Fund’s average daily net assets.
[3]	Prior to July 1, 2017, the annual rate for Pictet International’s investment management fee was 0.80% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least March 1, 2019 for Fairpointe ESG Equity, River Road Focused Absolute Value, River Road Dividend All Cap Value, River Road Dividend All Cap Value II, Montag & Caldwell Mid Cap Growth, LMCG Small Cap Growth, River Road Small-Mid Cap, Silvercrest Small Cap, GW&K U.S. Small Cap Growth, DoubleLine Core Plus Bond, Lake Partners LASSO Alternatives, River Road Long-Short, Guardian Capital Global Dividend, Pictet International, Value Partners Asia Dividend and Montag & Caldwell Balanced, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, acquired fund fees and

Notes to Financial Statements (continued)

expenses and extraordinary expenses). The percentages of the Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances are as follows:

Fairpointe ESG Equity	0.82%
River Road Focused Absolute Value	0.71%
Montag & Caldwell Growth	N/A
River Road Dividend All Cap Value	0.99%
River Road Dividend All Cap Value II	0.99%
Fairpointe Mid Cap	N/A
Montag & Caldwell Mid Cap Growth	0.95%
LMCG Small Cap Growth	1.03%
River Road Small-Mid Cap Value[1]	1.04%
River Road Small Cap Value	N/A
Silvercrest Small Cap	1.08%
GW&K U.S. Small Cap Growth[2]	0.90%
DoubleLine Core Plus Bond	0.61%
Lake Partners LASSO Alternatives	1.09%
River Road Long-Short[1]	1.12%
Guardian Capital Global Dividend	1.05%
Pictet International[3]	0.98%
Value Partners Asia Dividend	1.15%
Montag & Caldwell Balanced	1.04%

[1]	Prior to January 1, 2017, the expense cap was 1.19% and 1.37% of the average daily net assets for River Road Small-Mid Cap Value and River Road Long-Short, respectively.
[2]	Prior to February 27, 2017, the expense cap was 1.03% of the average daily net assets for GW&K U.S. Small Cap Growth.
[3]	Prior to July 1, 2017, the expense cap was 1.08% of the average daily net assets for Pictet International.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Prior to November 1, 2017 (July 1, 2017 for Pictet International), for a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Effective November 1, 2017 (July 1, 2017 for Pictet International), in general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2018, each Fund’s expiration of reimbursement are as follows:

Expiration Period	Fairpointe ESG Equity Fund	River Road Focused Absolute Value Fund	Montag & Caldwell Mid Cap Growth Fund
Less than 1 year	$128,683	—	—
Within 2 years	103,052	$170,129	—
Within 3 years	83,818	116,366	$21,868

Total Amount Subject to Recoupment	$315,553	$286,495	$21,868

Expiration Period	LMCG Small Cap Growth Fund	River Road Small-Mid Cap Value Fund	Silvercrest Small Cap Fund
Less than 1 year	—	—	$77,805
Within 3 years	$69,623	$7,865	38,620

Total Amount Subject to Recoupment	$69,623	$7,865	$116,425

Expiration Period	GW&K U.S. Small Cap Growth Fund	DoubleLine Core Plus Bond Fund	Lake Partners LASSO Alternatives Fund
Within 3 years	$42,782	$145,254	$34,709

Total Amount Subject to Recoupment	$42,782	$145,254	$34,709

Expiration Period	River Road Long-Short Fund	Guardian Capital Global Dividend Fund	Value Partners Asia Dividend Fund
Less than 1 year	—	$122,164	—
Within 2 years	—	96,649	$186,218
Within 3 years	$24,164	19,076	145,199

Total Amount Subject to Recoupment	$24,164	$237,889	$331,417

Expiration Period	Montag & Caldwell Balanced Fund
Within 3 years	$13,223

Total Amount Subject to Recoupment	$13,223

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

Notes to Financial Statements (continued)

The Investment Manager has agreed, through at least October 1, 2018, to waive a portion of the administrative fee in an amount equal to 0.0061% of the average daily net assets of Montag & Caldwell Growth, 0.0053% of the average daily net assets of River Road Dividend All Cap Value, 0.0065% of the average daily net assets of Fairpointe Mid Cap, 0.0022% of the average daily net assets of River Road Small Cap Value, 0.0052% of the average daily net assets of DoubleLine Core Plus Bond and 0.0055% of the average daily net assets of Pictet International.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N and Class R shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% and 0.50% annually of each Fund’s average daily net assets attributable to the Class N and Class R shares, respectively. The actual amount incurred for all Class N shares was 0.25% for all funds except for the following: Fairpointe ESG Equity 0.22%, Montag & Caldwell Mid Cap Growth and River Road Small-Mid Cap Value incurred 0.24%, Montag & Caldwell Growth and GW&K U.S. Small Cap Growth incurred 0.21%, LMCG Small Cap Growth incurred 0.22%, Montag & Caldwell Balance incurred 0.10%, Guardian Capital Global Dividend incurred 0.02, and Value Partners Asia Dividend incurred 0.03%. The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class R shares of Montag & Caldwell Growth for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Class R shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of the Class N, Class I and Class R shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N, Class I and Class R shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of 0.15% of each respective Class’s average daily net assets as shown in the table below.

The Investment Manager has agreed, through at least October 1, 2018, to waive a portion of shareholder servicing fees paid by the various share classes of each Fund, as necessary, to ensure the total net expense ratio for each share class of each Fund does not increase due to the changes in the methodology of shareholder servicing reimbursements described above.

The impact on the annualized expense ratios for the six months ended April 30, 2018, were as follows:

Fund	Actual Amount Incurred
Fairpointe ESG Equity
Class N	0.08%
Class I	0.08%
River Road Focused Absolute Value
Class N	0.04%
Class I	0.04%
Montag & Caldwell Growth
Class N	0.07%
Class I	0.07%
Class R	0.07%
River Road Dividend All Cap Value
Class N	0.07%
Class I	0.07%
River Road Dividend All Cap Value II
Class N	0.08%
Class I	0.06%
Fairpointe Mid Cap
Class N	0.08%
Class I	0.08%
Montag & Caldwell Mid Cap Growth
Class N	0.05%
Class I	0.04%
LMCG Small Cap Growth
Class N	0.07%
Class I	0.04%
River Road Small-Mid Cap Value
Class N	0.06%
Class I	0.05%
River Road Small Cap Value
Class N	0.10%
Class I	0.10%
Silvercrest Small Cap
Class N	0.07%
Class I	0.07%
GW&K U.S. Small Cap Growth
Class N	0.14%
Class I	0.10%

Notes to Financial Statements (continued)

Fund	Actual Amount Incurred
DoubleLine Core Plus Bond
Class N	0.08%
Class I	0.08%
Lake Partners LASSO Alternatives
Class N	0.06%
Class I	0.06%
River Road Long-Short
Class N	0.08%
Class I	0.08%
Pictet International
Class N	0.11%
Class I	0.08%
Montag & Caldwell Balanced
Class N	0.06%
Class I	0.06%

Guardian Capital Global Dividend and Value Partners Asia Dividend did not incur any shareholder servicing fees for the six months ended April 30, 2018.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2018, the Funds neither borrowed from nor lent to other funds in the AMG Funds family.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Fairpointe ESG Equity	$5,507,874	$1,807,791
River Road Focused Absolute Value	14,014,081	12,103,797
Montag & Caldwell Growth	126,216,632	340,949,959
River Road Dividend All Cap Value	145,212,288	149,180,914
River Road Dividend All Cap Value II	19,346,999	32,340,609
Fairpointe Mid Cap	369,326,319	520,502,789
Montag & Caldwell Mid Cap Growth	2,171,302	1,911,243
LMCG Small Cap Growth	77,202,006	110,772,734
River Road Small-Mid Cap Value	16,134,396	12,056,016
River Road Small Cap Value	58,823,513	58,038,138
Silvercrest Small Cap	53,803,645	46,665,143
GW&K U.S. Small Cap Growth	4,572,342	6,082,352
DoubleLine Core Plus Bond	84,941,781	80,505,204
Lake Partners LASSO Alternatives	9,401,507	21,061,700
River Road Long-Short	53,720,282	55,449,200
Guardian Capital Global Dividend	14,409,809	14,303,142
Pictet International	559,953,798	458,081,188
Value Partners Asia Dividend	4,103,043	3,977,929
Montag & Caldwell Balanced	5,513,598	9,878,248

	U.S. Government Obligations
Fund	Purchases	Sales
DoubleLine Core Plus Bond	$121,153,854	$105,559,250
Montag & Caldwell Balanced	268,317	110,261

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase

Notes to Financial Statements (continued)

agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at April 30, 2018 were as follows:

Fund	Securities Loaned	Cash Collateral Received
River Road Dividend All Cap Value	$16,530,611	$16,937,288
River Road Dividend All Cap Value II	2,817,807	2,899,157
Montag & Caldwell Mid Cap Growth	192,672	197,389
LMCG Small Cap Growth	2,097,291	2,149,413
River Road Small-Mid Cap Value	1,626,548	1,681,654
River Road Small Cap Value	6,048,451	6,273,992
Silvercrest Small Cap	4,757,600	4,979,275
GW&K U.S. Small Cap Growth	1,100,950	1,107,306
DoubleLine Core Plus Bond	4,009,990	4,144,984
Guardian Capital Global Dividend	538,468	554,513
Pictet International	109,563,929	116,639,789
Montag & Caldwell Balanced	187,931	197,145

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. MORTGAGE-BACKED SECURITIES

DoubleLine Core Plus Bond and Montag & Caldwell Balanced may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide holders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. DoubleLine Core Plus Bond and Montag & Caldwell Balanced may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

8. STRIPPED SECURITIES

DoubleLine Core Plus Bond may invest in stripped securities (“STRIPS”) for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

9. INVESTMENT COMPANIES

Lake Partners LASSO Alternatives primarily invests, and certain other Funds in this Trust, may invest in securities of other investment companies, including open-end funds, closed end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an

Notes to Financial Statements (continued)

index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, as well as their share of the Fund’s fees and expenses. The Trust has obtained an exemptive order from the SEC that allows the Funds to invest in both affiliated and unaffiliated investment companies in excess of the limits of the 1940 Act, subject to the terms and conditions of such order. Prior to its investment in shares of an unaffiliated investment company in excess of the limits of the 1940 Act, the Trust, on behalf of a Fund, and the underlying fund must execute an agreement that is designed to ensure that each party understands the terms and conditions of the order and agrees to fulfill its responsibilities under the order. For the six months ended April 30, 2018, Lake Partners LASSO Alternatives relied on such exemptive order.

10. SECURITIES SOLD SHORT AND DUE TO/FROM BROKERS

River Road Long-Short utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other financial institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund must segregate liquid assets, or otherwise cover its position in a permissible manner. The Investment Manager determines the liquidity of assets, in accordance with procedures established by the Board. Cash segregated as collateral for short sales is shown in the Statement of Assets and Liabilities as segregated cash. Security positions segregated as collateral for short sales are included in unaffiliated investments at value in the Statement of Assets and Liabilities. Due to/from brokers represents cash balances on deposit with, or cash balances owed to the Prime Broker. When the Fund has cash balances on deposit with the Prime Broker, the Fund is subject to credit risk should the Prime Broker be unable to meet their obligations to the Fund; and when the Fund has cash balances owed to the Prime Broker, the amount is payable upon demand and the Fund must segregate liquid assets. The Fund has entered into a Special Custody and Pledge Agreement with the Prime Broker for securities sold short, which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to a Special Custody and Pledge Agreement in the Statement of Assets and Liabilities. As of April 30, 2018, the value of securities sold short was $14,764,912 and the Fund had $14,413,442 of cash deposited with the Prime Broker and securities segregated as collateral worth $10,501,854.

11. CREDIT AGREEMENT

Effective July 6, 2010, and as amended July 26, 2017, the Trust entered into a Credit Agreement with The Bank of New York Mellon (the “Bank”) which provides the Trust with a revolving line of credit facility of up to $50 million. The facility is shared by each Fund of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the One-Month LIBOR Rate plus 1.25%. The Trust pays a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Funds based on average daily net assets and included in Miscellaneous Expense on the Statement of Operations. River Road Focused Absolute Value, LMCG Small Cap Growth, Silvercrest Small Cap, Lake Partners LASSO Alternatives and Guardian Capital Global Dividend utilized the line of credit during the six months ended April 30, 2018. River Road Focused Absolute Value borrowed a maximum of $868,674 for five days paying interest of $334. LMCG Small Cap Growth borrowed a maximum of $15,628,410 for five days paying interest of $3,991. Silvercrest Small Cap borrowed a maximum of $8,496,946 for two days paying interest of $1,462. Lake Partners LASSO Alternatives borrowed a maximum of $3,311,917 for one day paying interest of $252. Guardian Capital Global Dividend borrowed a maximum of $1,017,866 for one day paying interest of $79. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At April 30, 2018, the Funds had no loans outstanding.

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending and short-sale programs and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending and short sale transactions, see Note 4 and Note 10, respectively.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
River Road Dividend All Cap Value
Cantor Fitzgerald Securities, Inc.	$4,023,136	$4,023,136	—	—
HSBC Securities USA, Inc.	4,023,136	4,023,136	—	—
Jefferies LLC	4,023,136	4,023,136	—	—
JPMorgan Securities LLC	844,744	844,744	—	—
Nomura Securities International, Inc.	4,023,136	4,023,136	—	—

Totals	$16,937,288	$16,937,288	—	—

River Road Dividend All Cap Value II
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Credit Suisse AG	899,157	899,157	—	—
RBC Dominion Securities, Inc.	1,000,000	1,000,000	—	—

Totals	$2,899,157	$2,899,157	—	—

Montag & Caldwell Mid Cap Growth
Nomura Securities International, Inc.	$197,389	$197,389	—	—
LMCG Small Cap Growth
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Deutsche Bank Securities, Inc.	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	149,413	149,413	—	—

Totals	$2,149,413	$2,149,413	—	—

River Road Small-Mid Cap Value
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Credit Suisse AG	681,654	681,654	—	—

Totals	$1,681,654	$1,681,654	—	—

River Road Small Cap Value
Cantor Fitzgerald Securities, Inc.	$1,490,288	$1,490,288	—	—
HSBC Securities USA, Inc.	1,490,288	1,490,288	—	—
Jefferies LLC	1,490,288	1,490,288	—	—
JPMorgan Securities LLC	312,840	312,840	—	—
Nomura Securities International, Inc.	1,490,288	1,490,288	—	—

Totals	$6,273,992	$6,273,992	—	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Silvercrest Small Cap
Cantor Fitzgerald Securities, Inc.	$1,182,750	$1,182,750	—	—
HSBC Securities USA, Inc.	1,182,750	1,182,750	—	—
Jefferies LLC	1,182,750	1,182,750	—	—
JPMorgan Securities, LLC	248,275	248,275	—	—
Nomura Securities International, Inc.	1,182,750	1,182,750	—	—

Totals	$4,979,275	$4,979,275	—	—

GW&K U.S. Small Cap Growth
Citibank N.A.	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	107,306	107,306	—	—

Totals	$1,107,306	$1,107,306	—	—

DoubleLine Core Plus Bond
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Deutsche Bank Securities, Inc.	1,000,000	1,000,000	—	—
Jefferies LLC	1,000,000	1,000,000	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	144,984	144,984	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Totals	$4,144,984	$4,144,984	—	—

Guardian Capital Global Dividend
Deutsche Bank Securities, Inc.	$301,593	$301,593	—	—
Nomura Securities International, Inc.	252,920	252,920	—	—

Totals	$554,513	$554,513	—	—

Pictet International
Cantor Fitzgerald Securities, Inc.	$27,706,576	$27,706,576	—	—
Citibank N.A.	27,706,576	27,706,576	—	—
Deutsche Bank Securities, Inc.	3,809,546	3,809,546	—	—
Jefferies LLC	27,706,576	27,706,576	—	—
Nomura Securities International, Inc.	2,003,939	2,003,939	—	—
RBC Dominion Securities, Inc.	27,706,576	27,706,576	—	—

Totals	$116,639,789	$116,639,789	—	—

Montag & Caldwell Balanced
Nomura Securities International, Inc.	$197,145	$197,145	—	—

Notes to Financial Statements (continued)

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

amgfunds.com	043018	SAR082

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 9, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: July 9, 2018